American United Life Insurance Company

AUL American Individual Variable Life Unit Trust

Financial Statement

December 31, 2020

CONTENTS of the Statement of Additional Information

The Statement of Additional Information (SAI) contains more specific information on the separate accounts including the Statement of Net Assets, Statement of Operations, Statement of Changes in Net Assets, Cumulative Net Assets and Financial Highlights. The following is a list of the Funds

AB VPS Small Mid Cap Value Portfolio A Class 02-378
AB VPS International Value Portfolio A Class 02-377
AB VPS International Growth Portfolio A Class 02-376
American Century VP Income & Growth Fund I Class 02-425
American Century VP International Fund I Class 02-420
American Century VP Ultra Fund I Class 02-122
American Century VP Mid Cap Value Fund II Class 02-397
American Century VP Capital Appreciation Fund I Class 02-410
Calvert VP SRI Mid Cap Growth Portfolio 02-520
Columbia Variable Portfolio-Small Cap Value Fund 1 Class 02-382
Columbia Variable Portfolio-us Government Mortgage Fund 1 Class 02-384
BNY Mellon Investment Portfolios, Small Cap Stock Index Port Ser Class 02-646
BNY Mellon Variable Investment Fund, Appreciation Portfolio Service ci 02-645
BNY Mellon Investment Portfolios, Tech Growth Port Service Class 02-650
Fidelity VIP ContraFund Portfolio Initial Class 02-245
Fidelity VIP Equity-Income Portfolio Initial Class 02-205
Fidelity VIP Freedom 2005 Portfolio Initial Class 02-163
Fidelity VIP Freedom 2010 Portfolio Initial Class 02-162
Fidelity VIP Freedom 2015 Portfolio Initial Class 02-161
Fidelity VIP Freedom 2020 Portfolio Initial Class 02-159
Fidelity VIP Freedom 2025 Portfolio Initial Class 02-158
Fidelity VIP Freedom 2030 Portfolio Initial Class 02-157
Fidelity VIP Freedom Income Portfolio Initial Class 02-164
Fidelity VIP Growth Portfolio Initial Class 02-210
Fidelity VIP High Income Portfolio Initial Class 02-215
Fidelity VIP Index 500 Portfolio Initial Class 02-225
Fidelity VIP Government Money Market Portfolio Initial Class 02-250
Fidelity VIP Overseas Portfolio Initial Class 02-220
Fidelity VIP Mid Cap Portfolio Service 2 Class 02-941
Fidelity VIP Asset Manager Portfolio Initial Class 02-230
Franklin Allocation VIP Fund 1 Class 02-908
Templeton Foreign VIP Fund 2 Class 02-909
Franklin Small Cap Value VIP Fund1 Class 02-906
Templeton Global Bond VIP Fund 1 Class 02--907

Contents of Statement of Additional Information

Goldman Sachs VIT Government Money Market Fund Service Class 02-CGK
Invesco V.I. Core Equity Fund Series II Class 02-826
Invesco V.I. International Growth Fund Series II Class 02-827
Invesco V.I. Diversified Dividend Fund Series I Class 02-861
Invesco V.I. Health Care Fund Series I Class 02-815
Invesco V.I. Global Real Estate Fund Series I Class 02-825
Invesco V.I. High Yield Fund Series I Class 02-830
Invesco V.I. Managed Volatility Fund Series I Class 02-820
Janus Henderson Flexible Bond Portfolio Initial Class 02-607
Janus Henderson Forty Portfolio Initial Class 02-602
Janus Henderson Global Research Portfolio Initial Class 02-606
Janus Henderson Overseas Portfolio Service Class 02-609
Janus Henderson Mid Cap Value Portfolio Service Class 02-259
Janus Henderson Balanced Portfolio Service Class 02-611
Neuberger Berman Mid Cap Intrinsic Value Portfolio I Class 02-870
Neuberger Berman Short Duration Bond Portfolio I Class 02-875
Neuberger Berman AMT Mid Cap Growth Portfolio Service Class 02-866
Pioneer Equity Income VCT Portfolio I Class 02-CPF
Pioneer Fund VCT Portfolio I Class 02-596
Pioneer Select Mid Cap Growth VCT Portfolio I Class 02-597
Pioneer Equity Income VCT Portfolio II Class 02-598
Pioneer Bond VCT Portfolio I Class 02-CPG
Royce Capital Small-Cap Portfolio Investor Class 02-750
T. Rowe Price Equity Income Portfolio 02-580
T. Rowe Price Limited-Term Bond Portfolio 02-585
T. Rowe Price Mid-Cap Growth Portfolio 02-586
T. Rowe Price Blue Chip Growth Portfolio 02-124
Timothy Plan Strategic Growth Variable 02-127
Timothy Plan Conservative Growth Variable 02-126
Vanguard VIF Mid-Cap Index Portfolio 02-118
Vanguard VIF Small Company Growth Portfolio 02-119
Vanguard VIF Total Bond Market Index Portfolio 02-121
Vanguard VIF Diversified Value Portfolio 02-190
Alger Small Cap Growth Portfolio I-2 Class 02-515
Alger Large Cap Growth Portfolio I-2 Class 02-500
Notes to Financial Statements
Report of Independent Auditors on Statutory Financial Statements & Supplemental Schedules
Report of Independent Registered Public Accounting Firm
Statement of Additional Information for American Accumulator-AUL American Individual Variable Life Unit Trust
Statement of Additional Information for FPVUL - Flexible Premium Adjustable Variable Universal Life
Statement of Additional Information for SPVUL – Modified Single Premium Variable Universal Life

Contents of Statement of Additional Information

AUL American Individual Variable Life Unit Trust
AB VPS Small Mid Cap Value Portfolio A Class - 02-378
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$72,682	$81,511	4,179
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$72,682

	Net Assets	Outstanding	Unit Value
	$72,682	5,414	$13.43

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$630
Net investment income (loss)	630

Gain (loss) on investments:
Net realized gain (loss)	(2,602)
Realized gain distributions	2,885
Net change in unrealized appreciation (depreciation)	(1,197)
Net gain (loss)	(914)

Increase (decrease) in net assets from operations	$(284)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$630	$447
Net realized gain (loss)	(2,602)	(676)
Realized gain distributions	2,885	8,351
Net change in unrealized appreciation (depreciation)	(1,197)	5,673

Increase (decrease) in net assets from operations	(284)	13,795

Contract owner transactions:
Proceeds from units sold	1,554	1,226
Cost of units redeemed	(5,035)	(2,363)
Account charges	(2,530)	(3,878)
Increase (decrease)	(6,011)	(5,015)
Net increase (decrease)	(6,295)	8,780
Net assets, beginning	78,977	70,197
Net assets, ending	$72,682	$78,977

Units sold	147	100
Units redeemed	(814)	(510)
Net increase (decrease)	(667)	(410)
Units outstanding, beginning	6,081	6,491
Units outstanding, ending	5,414	6,081

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,400,016
Cost of units redeemed/account charges	(3,323,746)
Net investment income (loss)	39,295
Net realized gain (loss)	759,475
Realized gain distributions	206,471
Net change in unrealized appreciation (depreciation)	(8,829)
Net assets	$72,682

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$13.43	5	$73	N/A	3.4%
12/31/2019	12.99	6	79	N/A	20.1%
12/31/2018	10.81	6	70	N/A	-15.0%
12/31/2017	12.73	11	138	N/A	13.1%
12/31/2016	11.25	8	90	N/A	25.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.8%
2019	0.6%
2018	0.4%
2017	0.5%
2016	0.5%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
AB VPS International Value Portfolio A Class - 02-377
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$31,594	$25,247	2,186
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$31,594

	Net Assets	Outstanding	Unit Value
	$31,594	7,305	$4.32

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$530
Net investment income (loss)	530

Gain (loss) on investments:
Net realized gain (loss)	(643,363)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	279,902
Net gain (loss)	(363,461)

Increase (decrease) in net assets from operations	$(362,931)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$530	$22,085
Net realized gain (loss)	(643,363)	(128,988)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	279,902	505,754

Increase (decrease) in net assets from operations	(362,931)	398,851

Contract owner transactions:
Proceeds from units sold	53,516	128,451
Cost of units redeemed	(2,101,318)	(588,100)
Account charges	(38,359)	(111,128)
Increase (decrease)	(2,086,161)	(570,777)
Net increase (decrease)	(2,449,092)	(171,926)
Net assets, beginning	2,480,686	2,652,612
Net assets, ending	$31,594	$2,480,686

Units sold	17,940	33,665
Units redeemed	(598,371)	(182,101)
Net increase (decrease)	(580,431)	(148,436)
Units outstanding, beginning	587,736	736,172
Units outstanding, ending	7,305	587,736

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$6,529,448
Cost of units redeemed/account charges	(5,189,348)
Net investment income (loss)	129,014
Net realized gain (loss)	(1,443,867)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	6,347
Net assets	$31,594

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.32	7	$32	N/A	2.5%
12/31/2019	4.22	588	2,481	N/A	17.1%
12/31/2018	3.60	736	2,653	N/A	-22.8%
12/31/2017	4.67	7	34	N/A	25.4%
12/31/2016	3.72	6	24	N/A	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.9%
2018	3.7%
2017	2.4%
2016	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
AB VPS International Growth Portfolio A Class - 02-376
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,096	$8,596	366
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$10,096

	Net Assets	Outstanding	Unit Value
	$10,096	1,310	$7.71

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$116
Net investment income (loss)	116

Gain (loss) on investments:
Net realized gain (loss)	(2,133)
Realized gain distributions	733
Net change in unrealized appreciation (depreciation)	1,918
Net gain (loss)	518

Increase (decrease) in net assets from operations	$634

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$116	$482
Net realized gain (loss)	(2,133)	(914)
Realized gain distributions	733	2,056
Net change in unrealized appreciation (depreciation)	1,918	18,534

Increase (decrease) in net assets from operations	634	20,158

Contract owner transactions:
Proceeds from units sold	998	7,098
Cost of units redeemed	(81,551)	(1,680)
Account charges	(1,657)	(7,775)
Increase (decrease)	(82,210)	(2,357)
Net increase (decrease)	(81,576)	17,801
Net assets, beginning	91,672	73,871
Net assets, ending	$10,096	$91,672

Units sold	178	1,380
Units redeemed	(14,319)	(1,806)
Net increase (decrease)	(14,141)	(426)
Units outstanding, beginning	15,451	15,877
Units outstanding, ending	1,310	15,451

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$244,546
Cost of units redeemed/account charges	(243,473)
Net investment income (loss)	2,498
Net realized gain (loss)	2,236
Realized gain distributions	2,789
Net change in unrealized appreciation (depreciation)	1,500
Net assets	$10,096

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$7.71	1	$10	N/A	29.9%
12/31/2019	5.93	15	92	N/A	27.5%
12/31/2018	4.65	16	74	N/A	-17.4%
12/31/2017	5.63	2	10	N/A	35.0%
12/31/2016	4.17	2	10	N/A	-6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.2%
2019	0.6%
2018	1.4%
2017	1.3%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
American Century VP Income & Growth Fund I Class - 02-425
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,909,140	$6,277,589	670,521
Receivables: investments sold	-
Payables: investments purchased	(16,177)
Net assets	$6,892,963

	Net Assets	Outstanding	Unit Value
	$6,892,963	398,578	$17.29

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$119,360
Net investment income (loss)	119,360

Gain (loss) on investments:
Net realized gain (loss)	(8,805)
Realized gain distributions	305,813
Net change in unrealized appreciation (depreciation)	297,677
Net gain (loss)	594,685

Increase (decrease) in net assets from operations	$714,045

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$119,360	$129,156
Net realized gain (loss)	(8,805)	(29,765)
Realized gain distributions	305,813	546,350
Net change in unrealized appreciation (depreciation)	297,677	689,888

Increase (decrease) in net assets from operations	714,045	1,335,629

Contract owner transactions:
Proceeds from units sold	353,527	268,535
Cost of units redeemed	(397,237)	(784,780)
Account charges	(241,961)	(258,275)
Increase (decrease)	(285,671)	(774,520)
Net increase (decrease)	428,374	561,109
Net assets, beginning	6,464,589	5,903,480
Net assets, ending	$6,892,963	$6,464,589

Units sold	24,504	19,405
Units redeemed	(43,875)	(74,535)
Net increase (decrease)	(19,371)	(55,130)
Units outstanding, beginning	417,949	473,079
Units outstanding, ending	398,578	417,949

* Date of Fund Inception into Variable Account: 5 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$24,062,050
Cost of units redeemed/account charges	(22,577,243)
Net investment income (loss)	1,413,323
Net realized gain (loss)	724,671
Realized gain distributions	2,638,611
Net change in unrealized appreciation (depreciation)	631,551
Net assets	$6,892,963

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$17.29	399	$6,893	N/A	11.8%
12/31/2019	15.47	418	6,465	N/A	23.9%
12/31/2018	12.48	473	5,903	N/A	-6.9%
12/31/2017	13.40	571	7,651	N/A	20.5%
12/31/2016	11.12	667	7,421	N/A	13.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.8%
2019	2.1%
2018	1.9%
2017	2.3%
2016	2.3%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
American Century VP International Fund I Class - 02-420
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,118,440	$7,475,550	717,551
Receivables: investments sold	-
Payables: investments purchased	(965)
Net assets	$10,117,475

	Net Assets	Outstanding	Unit Value
	$10,117,475	628,039	$16.11

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$29,467
Net investment income (loss)	29,467

Gain (loss) on investments:
Net realized gain (loss)	73,053
Realized gain distributions	88,877
Net change in unrealized appreciation (depreciation)	1,915,434
Net gain (loss)	2,077,364

Increase (decrease) in net assets from operations	$2,106,831

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$29,467	$40,093
Net realized gain (loss)	73,053	(35,855)
Realized gain distributions	88,877	240,819
Net change in unrealized appreciation (depreciation)	1,915,434	1,037,411

Increase (decrease) in net assets from operations	2,106,831	1,282,468

Contract owner transactions:
Proceeds from units sold	2,642,770	1,382,620
Cost of units redeemed	(569,219)	(378,220)
Account charges	(303,590)	(217,504)
Increase (decrease)	1,769,961	786,896
Net increase (decrease)	3,876,792	2,069,364
Net assets, beginning	6,240,683	4,171,319
Net assets, ending	$10,117,475	$6,240,683

Units sold	209,215	121,690
Units redeemed	(68,819)	(52,625)
Net increase (decrease)	140,396	69,065
Units outstanding, beginning	487,643	418,578
Units outstanding, ending	628,039	487,643

* Date of Fund Inception into Variable Account: 4 /30 /1998
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$27,665,350
Cost of units redeemed/account charges	(22,336,400)
Net investment income (loss)	733,432
Net realized gain (loss)	150,606
Realized gain distributions	1,261,597
Net change in unrealized appreciation (depreciation)	2,642,890
Net assets	$10,117,475

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$16.11	628	$10,117	N/A	25.9%
12/31/2019	12.80	488	6,241	N/A	28.4%
12/31/2018	9.97	419	4,171	N/A	-15.2%
12/31/2017	11.75	461	5,423	N/A	31.2%
12/31/2016	8.96	476	4,266	N/A	-5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.4%
2019	0.8%
2018	1.4%
2017	0.9%
2016	1.0%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
American Century VP Ultra Fund I Class - 02-122
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$210,818	$138,656	7,671
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$210,818

	Net Assets	Outstanding	Unit Value
	$210,818	6,875	$30.66

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	1,371
Realized gain distributions	14,618
Net change in unrealized appreciation (depreciation)	54,531
Net gain (loss)	70,520

Increase (decrease) in net assets from operations	$70,520

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	1,371	1,327
Realized gain distributions	14,618	12,387
Net change in unrealized appreciation (depreciation)	54,531	21,656

Increase (decrease) in net assets from operations	70,520	35,370

Contract owner transactions:
Proceeds from units sold	83,244	8,576
Cost of units redeemed	(67,664)	(12,078)
Account charges	(6,824)	(5,597)
Increase (decrease)	8,756	(9,099)
Net increase (decrease)	79,276	26,271
Net assets, beginning	131,542	105,271
Net assets, ending	$210,818	$131,542

Units sold	3,878	471
Units redeemed	(3,431)	(966)
Net increase (decrease)	447	(495)
Units outstanding, beginning	6,428	6,923
Units outstanding, ending	6,875	6,428

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,558,029
Cost of units redeemed/account charges	(1,510,822)
Net investment income (loss)	1,574
Net realized gain (loss)	39,669
Realized gain distributions	50,206
Net change in unrealized appreciation (depreciation)	72,162
Net assets	$210,818

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$30.66	7	$211	N/A	49.9%
12/31/2019	20.46	6	132	N/A	34.6%
12/31/2018	15.21	7	105	N/A	0.8%
12/31/2017	15.09	5	75	N/A	32.2%
12/31/2016	11.41	5	57	N/A	4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.4%
2017	0.4%
2016	0.3%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
American Century VP Mid Cap Value Fund II Class - 02-397
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$61,714	$59,448	3,000
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$61,714

	Net Assets	Outstanding	Unit Value
	$61,714	2,962	$20.83

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$874
Net investment income (loss)	874

Gain (loss) on investments:
Net realized gain (loss)	(326)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	605
Net gain (loss)	279

Increase (decrease) in net assets from operations	$1,153

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$874	$1,353
Net realized gain (loss)	(326)	(1,661)
Realized gain distributions	-	7,583
Net change in unrealized appreciation (depreciation)	605	11,412

Increase (decrease) in net assets from operations	1,153	18,687

Contract owner transactions:
Proceeds from units sold	8,675	8,442
Cost of units redeemed	(18,217)	(17,913)
Account charges	(3,614)	(6,961)
Increase (decrease)	(13,156)	(16,432)
Net increase (decrease)	(12,003)	2,255
Net assets, beginning	73,717	71,462
Net assets, ending	$61,714	$73,717

Units sold	488	459
Units redeemed	(1,104)	(1,355)
Net increase (decrease)	(616)	(896)
Units outstanding, beginning	3,578	4,474
Units outstanding, ending	2,962	3,578

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$280,595
Cost of units redeemed/account charges	(262,049)
Net investment income (loss)	7,445
Net realized gain (loss)	11,953
Realized gain distributions	21,504
Net change in unrealized appreciation (depreciation)	2,266
Net assets	$61,714

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$20.83	3	$62	N/A	1.1%
12/31/2019	20.61	4	74	N/A	29.0%
12/31/2018	15.97	4	71	N/A	-13.0%
12/31/2017	18.35	5	83	N/A	11.5%
12/31/2016	16.46	7	118	N/A	22.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.3%
2019	1.9%
2018	1.5%
2017	1.1%
2016	1.5%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
American Century VP Capital Appreciation Fund I Class - 02-410
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$315,414	$227,089	16,362
Receivables: investments sold	-
Payables: investments purchased	(100)
Net assets	$315,314

	Net Assets	Outstanding	Unit Value
	$315,314	7,222	$43.66

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	(2,063)
Realized gain distributions	27,722
Net change in unrealized appreciation (depreciation)	66,938
Net gain (loss)	92,597

Increase (decrease) in net assets from operations	$92,597

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	(2,063)	376
Realized gain distributions	27,722	35,472
Net change in unrealized appreciation (depreciation)	66,938	27,745

Increase (decrease) in net assets from operations	92,597	63,593

Contract owner transactions:
Proceeds from units sold	7,523	8,651
Cost of units redeemed	(18,128)	(5,785)
Account charges	(6,649)	(6,611)
Increase (decrease)	(17,254)	(3,745)
Net increase (decrease)	75,343	59,848
Net assets, beginning	239,971	180,123
Net assets, ending	$315,314	$239,971

Units sold	235	312
Units redeemed	(843)	(449)
Net increase (decrease)	(608)	(137)
Units outstanding, beginning	7,830	7,967
Units outstanding, ending	7,222	7,830

* Date of Fund Inception into Variable Account: 4 /30 /1998
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$379,403
Cost of units redeemed/account charges	(287,493)
Net investment income (loss)	6,798
Net realized gain (loss)	11,934
Realized gain distributions	116,347
Net change in unrealized appreciation (depreciation)	88,325
Net assets	$315,314

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$43.66	7	$315	N/A	42.5%
12/31/2019	30.65	8	240	N/A	35.6%
12/31/2018	22.61	8	180	N/A	-5.2%
12/31/2017	23.85	9	211	N/A	21.8%
12/31/2016	19.58	9	171	N/A	3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
Calvert VP SRI Mid Cap Growth Portfolio - 02-520
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$97,537	$92,363	2,860
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$97,537

	Net Assets	Outstanding	Unit Value
	$97,537	5,224	$18.67

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$390
Net investment income (loss)	390

Gain (loss) on investments:
Net realized gain (loss)	(834)
Realized gain distributions	6,552
Net change in unrealized appreciation (depreciation)	5,026
Net gain (loss)	10,744

Increase (decrease) in net assets from operations	$11,134

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$390	$403
Net realized gain (loss)	(834)	(320)
Realized gain distributions	6,552	7,596
Net change in unrealized appreciation (depreciation)	5,026	11,065

Increase (decrease) in net assets from operations	11,134	18,744

Contract owner transactions:
Proceeds from units sold	4,158	31,416
Cost of units redeemed	(4,073)	(3,071)
Account charges	(10,112)	(9,193)
Increase (decrease)	(10,027)	19,152
Net increase (decrease)	1,107	37,896
Net assets, beginning	96,430	58,534
Net assets, ending	$97,537	$96,430

Units sold	314	1,998
Units redeemed	(888)	(823)
Net increase (decrease)	(574)	1,175
Units outstanding, beginning	5,798	4,623
Units outstanding, ending	5,224	5,798

* Date of Fund Inception into Variable Account: 5 /28 /2004
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$856,418
Cost of units redeemed/account charges	(863,027)
Net investment income (loss)	2,181
Net realized gain (loss)	30,301
Realized gain distributions	66,490
Net change in unrealized appreciation (depreciation)	5,174
Net assets	$97,537

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$18.67	5	$98	N/A	12.2%
12/31/2019	16.63	6	96	N/A	31.4%
12/31/2018	12.66	5	59	N/A	-4.4%
12/31/2017	13.25	5	68	N/A	11.7%
12/31/2016	11.87	5	64	N/A	7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.4%
2019	0.5%
2018	0.6%
2017	0.7%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
Columbia Variable Portfolio-Small Cap Value Fund 1 Class - 02-382
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$77,783	$83,520	4,810
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$77,783

	Net Assets	Outstanding	Unit Value
	$77,783	5,851	$13.29

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$402
Net investment income (loss)	402

Gain (loss) on investments:
Net realized gain (loss)	(10,103)
Realized gain distributions	2,775
Net change in unrealized appreciation (depreciation)	8,551
Net gain (loss)	1,223

Increase (decrease) in net assets from operations	$1,625

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$402	$509
Net realized gain (loss)	(10,103)	(399)
Realized gain distributions	2,775	7,929
Net change in unrealized appreciation (depreciation)	8,551	9,083

Increase (decrease) in net assets from operations	1,625	17,122

Contract owner transactions:
Proceeds from units sold	3,173	3,002
Cost of units redeemed	(22,151)	(64)
Account charges	(2,364)	(2,822)
Increase (decrease)	(21,342)	116
Net increase (decrease)	(19,717)	17,238
Net assets, beginning	97,500	80,262
Net assets, ending	$77,783	$97,500

Units sold	341	263
Units redeemed	(2,470)	(254)
Net increase (decrease)	(2,129)	9
Units outstanding, beginning	7,980	7,971
Units outstanding, ending	5,851	7,980

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,665,518
Cost of units redeemed/account charges	(3,204,177)
Net investment income (loss)	68,119
Net realized gain (loss)	119,844
Realized gain distributions	434,216
Net change in unrealized appreciation (depreciation)	(5,737)
Net assets	$77,783

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$13.29	6	$78	N/A	8.8%
12/31/2019	12.22	8	98	N/A	21.3%
12/31/2018	10.07	8	80	N/A	-18.0%
12/31/2017	12.28	12	144	N/A	14.3%
12/31/2016	10.74	7	79	N/A	33.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.5%
2019	0.6%
2018	0.4%
2017	0.6%
2016	0.6%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
Columbia Variable Portfolio-US Government Mortgage Fund 1 Class - 02-384
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,336	$2,261	215
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$2,336

	Net Assets	Outstanding	Unit Value
	$2,336	356	$6.56

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$59
Net investment income (loss)	59

Gain (loss) on investments:
Net realized gain (loss)	8
Realized gain distributions	8
Net change in unrealized appreciation (depreciation)	36
Net gain (loss)	52

Increase (decrease) in net assets from operations	$111

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$59	$221
Net realized gain (loss)	8	78
Realized gain distributions	8	-
Net change in unrealized appreciation (depreciation)	36	194

Increase (decrease) in net assets from operations	111	493

Contract owner transactions:
Proceeds from units sold	287	284
Cost of units redeemed	-	(5,987)
Account charges	(271)	(365)
Increase (decrease)	16	(6,068)
Net increase (decrease)	127	(5,575)
Net assets, beginning	2,209	7,784
Net assets, ending	$2,336	$2,209

Units sold	44	47
Units redeemed	(42)	(1,024)
Net increase (decrease)	2	(977)
Units outstanding, beginning	354	1,331
Units outstanding, ending	356	354

* Date of Fund Inception into Variable Account: 4 /28 /2011
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$47,927
Cost of units redeemed/account charges	(49,259)
Net investment income (loss)	2,814
Net realized gain (loss)	541
Realized gain distributions	238
Net change in unrealized appreciation (depreciation)	75
Net assets	$2,336

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$6.56	0	$2	N/A	5.1%
12/31/2019	6.24	0	2	N/A	6.7%
12/31/2018	5.85	1	8	N/A	1.9%
12/31/2017	5.74	1	8	N/A	3.3%
12/31/2016	5.56	4	23	N/A	2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.6%
2019	4.4%
2018	2.8%
2017	1.4%
2016	2.8%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
BNY Mellon Investment Portfolios, Small Cap Stock Index Port Ser Class - 02-646
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$26,345	$21,948	1,382
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$26,345

	Net Assets	Outstanding	Unit Value
	$26,345	1,115	$23.64

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$79
Net investment income (loss)	79

Gain (loss) on investments:
Net realized gain (loss)	(102)
Realized gain distributions	454
Net change in unrealized appreciation (depreciation)	4,042
Net gain (loss)	4,394

Increase (decrease) in net assets from operations	$4,473

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$79	$61
Net realized gain (loss)	(102)	(10)
Realized gain distributions	454	587
Net change in unrealized appreciation (depreciation)	4,042	824

Increase (decrease) in net assets from operations	4,473	1,462

Contract owner transactions:
Proceeds from units sold	14,840	1,258
Cost of units redeemed	(589)	(163)
Account charges	(738)	(417)
Increase (decrease)	13,513	678
Net increase (decrease)	17,986	2,140
Net assets, beginning	8,359	6,219
Net assets, ending	$26,345	$8,359

Units sold	788	65
Units redeemed	(64)	(30)
Net increase (decrease)	724	35
Units outstanding, beginning	391	356
Units outstanding, ending	1,115	391

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$100,657
Cost of units redeemed/account charges	(90,153)
Net investment income (loss)	677
Net realized gain (loss)	5,944
Realized gain distributions	4,823
Net change in unrealized appreciation (depreciation)	4,397
Net assets	$26,345

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$23.64	1	$26	N/A	10.6%
12/31/2019	21.36	0	8	N/A	22.2%
12/31/2018	17.48	0	6	N/A	-9.0%
12/31/2017	19.21	3	60	N/A	12.4%
12/31/2016	17.09	0	6	N/A	25.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.5%
2019	0.8%
2018	0.2%
2017	1.1%
2016	0.3%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
BNY Mellon Variable Investment Fund, Appreciation Portfolio Service Cl - 02-645
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$24,074	$18,930	516
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$24,074

	Net Assets	Outstanding	Unit Value
	$24,074	1,122	$21.46

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$111
Net investment income (loss)	111

Gain (loss) on investments:
Net realized gain (loss)	116
Realized gain distributions	1,634
Net change in unrealized appreciation (depreciation)	2,036
Net gain (loss)	3,786

Increase (decrease) in net assets from operations	$3,897

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$111	$265
Net realized gain (loss)	116	(2,473)
Realized gain distributions	1,634	4,571
Net change in unrealized appreciation (depreciation)	2,036	7,907

Increase (decrease) in net assets from operations	3,897	10,270

Contract owner transactions:
Proceeds from units sold	1,816	10,562
Cost of units redeemed	(4,304)	(27,637)
Account charges	(1,481)	(5,897)
Increase (decrease)	(3,969)	(22,972)
Net increase (decrease)	(72)	(12,702)
Net assets, beginning	24,146	36,848
Net assets, ending	$24,074	$24,146

Units sold	102	713
Units redeemed	(368)	(2,202)
Net increase (decrease)	(266)	(1,489)
Units outstanding, beginning	1,388	2,877
Units outstanding, ending	1,122	1,388

* Date of Fund Inception into Variable Account: 5 /28 /2004
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$226,057
Cost of units redeemed/account charges	(245,429)
Net investment income (loss)	6,715
Net realized gain (loss)	7,346
Realized gain distributions	24,241
Net change in unrealized appreciation (depreciation)	5,144
Net assets	$24,074

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$21.46	1	$24	N/A	23.4%
12/31/2019	17.39	1	24	N/A	35.8%
12/31/2018	12.81	3	37	N/A	-7.1%
12/31/2017	13.79	3	37	N/A	27.0%
12/31/2016	10.86	3	30	N/A	7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.5%
2019	0.9%
2018	1.1%
2017	1.2%
2016	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
BNY Mellon Investment Portfolios, Technology Growth Port Service Class - 02-650
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$315,105	$197,112	9,736
Receivables: investments sold	15,450
Payables: investments purchased	-
Net assets	$330,555

	Net Assets	Outstanding	Unit Value
	$330,555	8,790	$37.60

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$158
Net investment income (loss)	158

Gain (loss) on investments:
Net realized gain (loss)	12,781
Realized gain distributions	25,289
Net change in unrealized appreciation (depreciation)	90,646
Net gain (loss)	128,716

Increase (decrease) in net assets from operations	$128,874

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$158	$-
Net realized gain (loss)	12,781	2,558
Realized gain distributions	25,289	29,019
Net change in unrealized appreciation (depreciation)	90,646	22,724

Increase (decrease) in net assets from operations	128,874	54,301

Contract owner transactions:
Proceeds from units sold	49,659	12,951
Cost of units redeemed	(92,244)	(12,051)
Account charges	(11,066)	(17,906)
Increase (decrease)	(53,651)	(17,006)
Net increase (decrease)	75,223	37,295
Net assets, beginning	255,332	218,037
Net assets, ending	$330,555	$255,332

Units sold	1,755	639
Units redeemed	(4,479)	(1,466)
Net increase (decrease)	(2,724)	(827)
Units outstanding, beginning	11,514	12,341
Units outstanding, ending	8,790	11,514

* Date of Fund Inception into Variable Account: 5 /28 /2004
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,263,815
Cost of units redeemed/account charges	(2,289,222)
Net investment income (loss)	312
Net realized gain (loss)	129,065
Realized gain distributions	108,592
Net change in unrealized appreciation (depreciation)	117,993
Net assets	$330,555

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$37.60	9	$331	N/A	69.6%
12/31/2019	22.18	12	255	N/A	25.5%
12/31/2018	17.67	12	218	N/A	-1.3%
12/31/2017	17.89	9	169	N/A	42.4%
12/31/2016	12.57	9	116	N/A	4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.1%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
Fidelity VIP Contrafund Portfolio Initial Class - 02-245
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,293,695	$7,608,233	255,203
Receivables: investments sold	-
Payables: investments purchased	(556)
Net assets	$12,293,139

	Net Assets	Outstanding	Unit Value
	$12,293,139	313,837	$39.17

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$27,030
Net investment income (loss)	27,030

Gain (loss) on investments:
Net realized gain (loss)	316,467
Realized gain distributions	55,716
Net change in unrealized appreciation (depreciation)	2,583,157
Net gain (loss)	2,955,340

Increase (decrease) in net assets from operations	$2,982,370

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$27,030	$44,742
Net realized gain (loss)	316,467	136,706
Realized gain distributions	55,716	1,077,609
Net change in unrealized appreciation (depreciation)	2,583,157	1,346,921

Increase (decrease) in net assets from operations	2,982,370	2,605,978

Contract owner transactions:
Proceeds from units sold	349,420	313,911
Cost of units redeemed	(873,829)	(663,168)
Account charges	(450,259)	(416,121)
Increase (decrease)	(974,668)	(765,378)
Net increase (decrease)	2,007,702	1,840,600
Net assets, beginning	10,285,437	8,444,837
Net assets, ending	$12,293,139	$10,285,437

Units sold	11,107	11,766
Units redeemed	(40,112)	(39,303)
Net increase (decrease)	(29,005)	(27,537)
Units outstanding, beginning	342,842	370,379
Units outstanding, ending	313,837	342,842

* Date of Fund Inception into Variable Account: 4 /30 /1998
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$37,387,067
Cost of units redeemed/account charges	(42,560,889)
Net investment income (loss)	1,730,799
Net realized gain (loss)	2,166,995
Realized gain distributions	8,883,705
Net change in unrealized appreciation (depreciation)	4,685,462
Net assets	$12,293,139

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$39.17	314	$12,293	N/A	30.6%
12/31/2019	30.00	343	10,285	N/A	31.6%
12/31/2018	22.80	370	8,445	N/A	-6.4%
12/31/2017	24.35	434	10,569	N/A	21.9%
12/31/2016	19.98	477	9,533	N/A	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.2%
2019	0.5%
2018	0.7%
2017	1.0%
2016	0.8%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
Fidelity VIP Equity-Income Portfolio Initial Class - 02-205
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,050,599	$2,676,912	126,458
Receivables: investments sold	-
Payables: investments purchased	(28,247)
Net assets	$3,022,352

	Net Assets	Outstanding	Unit Value
	$3,022,352	155,507	$19.44

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$49,146
Net investment income (loss)	49,146

Gain (loss) on investments:
Net realized gain (loss)	1,629
Realized gain distributions	120,817
Net change in unrealized appreciation (depreciation)	13,502
Net gain (loss)	135,948

Increase (decrease) in net assets from operations	$185,094

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$49,146	$54,984
Net realized gain (loss)	1,629	12,978
Realized gain distributions	120,817	170,156
Net change in unrealized appreciation (depreciation)	13,502	411,251

Increase (decrease) in net assets from operations	185,094	649,369

Contract owner transactions:
Proceeds from units sold	179,557	84,242
Cost of units redeemed	(142,869)	(128,003)
Account charges	(104,408)	(106,994)
Increase (decrease)	(67,720)	(150,755)
Net increase (decrease)	117,374	498,614
Net assets, beginning	2,904,978	2,406,364
Net assets, ending	$3,022,352	$2,904,978

Units sold	11,104	5,221
Units redeemed	(15,071)	(14,101)
Net increase (decrease)	(3,967)	(8,880)
Units outstanding, beginning	159,474	168,354
Units outstanding, ending	155,507	159,474

* Date of Fund Inception into Variable Account: 4 /30 /1998
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$16,496,285
Cost of units redeemed/account charges	(16,732,870)
Net investment income (loss)	1,557,011
Net realized gain (loss)	(1,405,473)
Realized gain distributions	2,733,712
Net change in unrealized appreciation (depreciation)	373,687
Net assets	$3,022,352

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$19.44	156	$3,022	N/A	6.7%
12/31/2019	18.22	159	2,905	N/A	27.4%
12/31/2018	14.29	168	2,406	N/A	-8.3%
12/31/2017	15.59	186	2,897	N/A	12.9%
12/31/2016	13.81	207	2,864	N/A	18.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.7%
2019	2.1%
2018	2.3%
2017	1.7%
2016	2.2%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
Fidelity VIP Freedom 2005 Portfolio Initial Class - 02-163
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,314	$6,610	536
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$7,314

	Net Assets	Outstanding	Unit Value
	$7,314	615	$11.89

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$93
Net investment income (loss)	93

Gain (loss) on investments:
Net realized gain (loss)	576
Realized gain distributions	358
Net change in unrealized appreciation (depreciation)	72
Net gain (loss)	1,006

Increase (decrease) in net assets from operations	$1,099

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$93	$294
Net realized gain (loss)	576	118
Realized gain distributions	358	174
Net change in unrealized appreciation (depreciation)	72	738

Increase (decrease) in net assets from operations	1,099	1,324

Contract owner transactions:
Proceeds from units sold	725	5,979
Cost of units redeemed	(5,848)	(4)
Account charges	(2,764)	(2,381)
Increase (decrease)	(7,887)	3,594
Net increase (decrease)	(6,788)	4,918
Net assets, beginning	14,102	9,184
Net assets, ending	$7,314	$14,102

Units sold	64	576
Units redeemed	(769)	(234)
Net increase (decrease)	(705)	342
Units outstanding, beginning	1,320	978
Units outstanding, ending	615	1,320

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$28,775
Cost of units redeemed/account charges	(25,595)
Net investment income (loss)	1,107
Net realized gain (loss)	1,113
Realized gain distributions	1,210
Net change in unrealized appreciation (depreciation)	704
Net assets	$7,314

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$11.89	1	$7	N/A	11.3%
12/31/2019	10.69	1	14	N/A	13.8%
12/31/2018	9.39	1	9	N/A	-3.0%
12/31/2017	9.68	1	11	N/A	11.1%
12/31/2016	8.71	1	11	N/A	5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.9%
2019	2.5%
2018	1.6%
2017	1.5%
2016	1.5%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
Fidelity VIP Freedom 2010 Portfolio Initial Class - 02-162
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,316	$14,529	1,142
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$16,316

	Net Assets	Outstanding	Unit Value
	$16,316	1,231	$13.25

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$198
Net investment income (loss)	198

Gain (loss) on investments:
Net realized gain (loss)	13
Realized gain distributions	636
Net change in unrealized appreciation (depreciation)	968
Net gain (loss)	1,617

Increase (decrease) in net assets from operations	$1,815

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$198	$301
Net realized gain (loss)	13	5
Realized gain distributions	636	573
Net change in unrealized appreciation (depreciation)	968	1,189

Increase (decrease) in net assets from operations	1,815	2,068

Contract owner transactions:
Proceeds from units sold	3	-
Cost of units redeemed	-	-
Account charges	(278)	(258)
Increase (decrease)	(275)	(258)
Net increase (decrease)	1,540	1,810
Net assets, beginning	14,776	12,966
Net assets, ending	$16,316	$14,776

Units sold	-	-
Units redeemed	(24)	(23)
Net increase (decrease)	(24)	(23)
Units outstanding, beginning	1,255	1,278
Units outstanding, ending	1,231	1,255

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$56,693
Cost of units redeemed/account charges	(50,026)
Net investment income (loss)	3,967
Net realized gain (loss)	(336)
Realized gain distributions	4,231
Net change in unrealized appreciation (depreciation)	1,787
Net assets	$16,316

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$13.25	1	$16	N/A	12.5%
12/31/2019	11.78	1	15	N/A	16.1%
12/31/2018	10.15	1	13	N/A	-4.0%
12/31/2017	10.57	1	14	N/A	13.1%
12/31/2016	9.35	1	12	N/A	5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.3%
2019	2.2%
2018	1.7%
2017	1.6%
2016	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
Fidelity VIP Freedom 2015 Portfolio Initial Class - 02-161
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$399,979	$351,849	28,327
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$399,979

	Net Assets	Outstanding	Unit Value
	$399,979	28,244	$14.16

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$4,793
Net investment income (loss)	4,793

Gain (loss) on investments:
Net realized gain (loss)	675
Realized gain distributions	17,422
Net change in unrealized appreciation (depreciation)	26,859
Net gain (loss)	44,956

Increase (decrease) in net assets from operations	$49,749

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,793	$6,810
Net realized gain (loss)	675	1,124
Realized gain distributions	17,422	9,194
Net change in unrealized appreciation (depreciation)	26,859	19,942

Increase (decrease) in net assets from operations	49,749	37,070

Contract owner transactions:
Proceeds from units sold	11,314	212,035
Cost of units redeemed	(853)	(16,931)
Account charges	(10,686)	(7,757)
Increase (decrease)	(225)	187,347
Net increase (decrease)	49,524	224,417
Net assets, beginning	350,455	126,038
Net assets, ending	$399,979	$350,455

Units sold	1,332	18,675
Units redeemed	(1,261)	(2,485)
Net increase (decrease)	71	16,190
Units outstanding, beginning	28,173	11,983
Units outstanding, ending	28,244	28,173

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$9,371,034
Cost of units redeemed/account charges	(9,259,801)
Net investment income (loss)	67,734
Net realized gain (loss)	94,008
Realized gain distributions	78,874
Net change in unrealized appreciation (depreciation)	48,130
Net assets	$399,979

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$14.16	28	$400	N/A	13.8%
12/31/2019	12.44	28	350	N/A	18.3%
12/31/2018	10.52	12	126	N/A	-5.1%
12/31/2017	11.08	25	272	N/A	15.1%
12/31/2016	9.63	25	243	N/A	5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.3%
2019	2.9%
2018	1.1%
2017	1.6%
2016	1.9%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
Fidelity VIP Freedom 2020 Portfolio Initial Class - 02-159
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$273,592	$229,767	18,203
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$273,592

	Net Assets	Outstanding	Unit Value
	$273,592	18,571	$14.73

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$3,241
Net investment income (loss)	3,241

Gain (loss) on investments:
Net realized gain (loss)	3,132
Realized gain distributions	13,779
Net change in unrealized appreciation (depreciation)	15,602
Net gain (loss)	32,513

Increase (decrease) in net assets from operations	$35,754

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,241	$5,127
Net realized gain (loss)	3,132	1,093
Realized gain distributions	13,779	13,115
Net change in unrealized appreciation (depreciation)	15,602	25,693

Increase (decrease) in net assets from operations	35,754	45,028

Contract owner transactions:
Proceeds from units sold	8,244	8,053
Cost of units redeemed	(727)	(29,494)
Account charges	(9,081)	(9,059)
Increase (decrease)	(1,564)	(30,500)
Net increase (decrease)	34,190	14,528
Net assets, beginning	239,402	224,874
Net assets, ending	$273,592	$239,402

Units sold	636	678
Units redeemed	(762)	(3,079)
Net increase (decrease)	(126)	(2,401)
Units outstanding, beginning	18,697	21,098
Units outstanding, ending	18,571	18,697

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$942,313
Cost of units redeemed/account charges	(893,488)
Net investment income (loss)	59,341
Net realized gain (loss)	51,258
Realized gain distributions	70,343
Net change in unrealized appreciation (depreciation)	43,825
Net assets	$273,592

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$14.73	19	$274	N/A	15.1%
12/31/2019	12.80	19	239	N/A	20.1%
12/31/2018	10.66	21	225	N/A	-5.9%
12/31/2017	11.32	21	240	N/A	16.6%
12/31/2016	9.71	16	156	N/A	6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.3%
2019	2.2%
2018	1.6%
2017	1.8%
2016	1.5%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
Fidelity VIP Freedom 2025 Portfolio Initial Class - 02-158
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$126,454	$109,882	7,509
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$126,454

	Net Assets	Outstanding	Unit Value
	$126,454	7,941	$15.92

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,409
Net investment income (loss)	1,409

Gain (loss) on investments:
Net realized gain (loss)	1,217
Realized gain distributions	5,450
Net change in unrealized appreciation (depreciation)	10,251
Net gain (loss)	16,918

Increase (decrease) in net assets from operations	$18,327

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,409	$2,412
Net realized gain (loss)	1,217	(45)
Realized gain distributions	5,450	3,315
Net change in unrealized appreciation (depreciation)	10,251	17,640

Increase (decrease) in net assets from operations	18,327	23,322

Contract owner transactions:
Proceeds from units sold	2,756	3,770
Cost of units redeemed	(17,545)	(3,218)
Account charges	(3,772)	(5,521)
Increase (decrease)	(18,561)	(4,969)
Net increase (decrease)	(234)	18,353
Net assets, beginning	126,688	108,335
Net assets, ending	$126,454	$126,688

Units sold	207	302
Units redeemed	(1,491)	(689)
Net increase (decrease)	(1,284)	(387)
Units outstanding, beginning	9,225	9,612
Units outstanding, ending	7,941	9,225

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,485,354
Cost of units redeemed/account charges	(1,464,221)
Net investment income (loss)	27,158
Net realized gain (loss)	30,573
Realized gain distributions	31,018
Net change in unrealized appreciation (depreciation)	16,572
Net assets	$126,454

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$15.92	8	$126	N/A	16.0%
12/31/2019	13.73	9	127	N/A	21.9%
12/31/2018	11.27	10	108	N/A	-6.5%
12/31/2017	12.06	11	128	N/A	17.9%
12/31/2016	10.23	11	109	N/A	6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.1%
2019	2.1%
2018	1.4%
2017	1.5%
2016	1.5%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
Fidelity VIP Freedom 2030 Portfolio Initial Class - 02-157
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$176,497	$124,180	10,487
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$176,497

	Net Assets	Outstanding	Unit Value
	$176,497	10,728	$16.45

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,939
Net investment income (loss)	1,939

Gain (loss) on investments:
Net realized gain (loss)	3,121
Realized gain distributions	7,424
Net change in unrealized appreciation (depreciation)	13,072
Net gain (loss)	23,617

Increase (decrease) in net assets from operations	$25,556

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,939	$2,865
Net realized gain (loss)	3,121	9,928
Realized gain distributions	7,424	6,021
Net change in unrealized appreciation (depreciation)	13,072	15,983

Increase (decrease) in net assets from operations	25,556	34,797

Contract owner transactions:
Proceeds from units sold	10,597	7,494
Cost of units redeemed	(6,441)	(35,697)
Account charges	(7,232)	(8,514)
Increase (decrease)	(3,076)	(36,717)
Net increase (decrease)	22,480	(1,920)
Net assets, beginning	154,017	155,937
Net assets, ending	$176,497	$154,017

Units sold	733	586
Units redeemed	(947)	(3,429)
Net increase (decrease)	(214)	(2,843)
Units outstanding, beginning	10,942	13,785
Units outstanding, ending	10,728	10,942

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$399,764
Cost of units redeemed/account charges	(367,342)
Net investment income (loss)	28,632
Net realized gain (loss)	20,198
Realized gain distributions	42,928
Net change in unrealized appreciation (depreciation)	52,317
Net assets	$176,497

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$16.45	11	$176	N/A	16.9%
12/31/2019	14.08	11	154	N/A	24.4%
12/31/2018	11.31	14	156	N/A	-7.8%
12/31/2017	12.27	15	186	N/A	21.0%
12/31/2016	10.14	15	155	N/A	6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.2%
2019	1.8%
2018	1.4%
2017	1.4%
2016	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
Fidelity VIP Freedom Income Portfolio Initial Class - 02-164
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,861	$8,629	774
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$9,861

	Net Assets	Outstanding	Unit Value
	$9,861	931	$10.59

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$122
Net investment income (loss)	122

Gain (loss) on investments:
Net realized gain (loss)	16
Realized gain distributions	165
Net change in unrealized appreciation (depreciation)	635
Net gain (loss)	816

Increase (decrease) in net assets from operations	$938

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$122	$184
Net realized gain (loss)	16	8
Realized gain distributions	165	181
Net change in unrealized appreciation (depreciation)	635	601

Increase (decrease) in net assets from operations	938	974

Contract owner transactions:
Proceeds from units sold	74	76
Cost of units redeemed	-	-
Account charges	(199)	(189)
Increase (decrease)	(125)	(113)
Net increase (decrease)	813	861
Net assets, beginning	9,048	8,187
Net assets, ending	$9,861	$9,048

Units sold	7	8
Units redeemed	(20)	(20)
Net increase (decrease)	(13)	(12)
Units outstanding, beginning	944	956
Units outstanding, ending	931	944

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$120,206
Cost of units redeemed/account charges	(128,049)
Net investment income (loss)	7,602
Net realized gain (loss)	4,829
Realized gain distributions	4,041
Net change in unrealized appreciation (depreciation)	1,232
Net assets	$9,861

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$10.59	1	$10	N/A	10.5%
12/31/2019	9.59	1	9	N/A	11.9%
12/31/2018	8.56	1	8	N/A	-2.0%
12/31/2017	8.73	1	8	N/A	8.5%
12/31/2016	8.05	1	8	N/A	4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.3%
2019	2.1%
2018	1.7%
2017	1.6%
2016	1.5%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
Fidelity VIP Growth Portfolio Initial Class - 02-210
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,249,294	$3,638,214	70,381
Receivables: investments sold	12
Payables: investments purchased	-
Net assets	$7,249,306

	Net Assets	Outstanding	Unit Value
	$7,249,306	208,296	$34.80

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$4,472
Net investment income (loss)	4,472

Gain (loss) on investments:
Net realized gain (loss)	297,348
Realized gain distributions	569,539
Net change in unrealized appreciation (depreciation)	1,414,081
Net gain (loss)	2,280,968

Increase (decrease) in net assets from operations	$2,285,440

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,472	$13,237
Net realized gain (loss)	297,348	154,031
Realized gain distributions	569,539	310,061
Net change in unrealized appreciation (depreciation)	1,414,081	988,928

Increase (decrease) in net assets from operations	2,285,440	1,466,257

Contract owner transactions:
Proceeds from units sold	274,802	192,887
Cost of units redeemed	(565,731)	(310,661)
Account charges	(264,224)	(242,875)
Increase (decrease)	(555,153)	(360,649)
Net increase (decrease)	1,730,287	1,105,608
Net assets, beginning	5,519,019	4,413,411
Net assets, ending	$7,249,306	$5,519,019

Units sold	10,296	9,096
Units redeemed	(30,183)	(25,997)
Net increase (decrease)	(19,887)	(16,901)
Units outstanding, beginning	228,183	245,084
Units outstanding, ending	208,296	228,183

* Date of Fund Inception into Variable Account: 4 /30 /1998
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$26,036,692
Cost of units redeemed/account charges	(26,608,566)
Net investment income (loss)	600,155
Net realized gain (loss)	730,487
Realized gain distributions	2,879,458
Net change in unrealized appreciation (depreciation)	3,611,080
Net assets	$7,249,306

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$34.80	208	$7,249	N/A	43.9%
12/31/2019	24.19	228	5,519	N/A	34.3%
12/31/2018	18.01	245	4,413	N/A	-0.2%
12/31/2017	18.04	297	5,349	N/A	35.1%
12/31/2016	13.35	316	4,217	N/A	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.1%
2019	0.3%
2018	0.3%
2017	0.2%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
Fidelity VIP High Income Portfolio Initial Class - 02-215
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,170,403	$2,206,314	408,718
Receivables: investments sold	-
Payables: investments purchased	(108)
Net assets	$2,170,295

	Net Assets	Outstanding	Unit Value
	$2,170,295	180,733	$12.01

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$103,895
Net investment income (loss)	103,895

Gain (loss) on investments:
Net realized gain (loss)	(8,065)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(38,160)
Net gain (loss)	(46,225)

Increase (decrease) in net assets from operations	$57,670

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$103,895	$99,837
Net realized gain (loss)	(8,065)	(4,709)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(38,160)	116,404

Increase (decrease) in net assets from operations	57,670	211,532

Contract owner transactions:
Proceeds from units sold	221,369	1,032,218
Cost of units redeemed	(153,398)	(100,585)
Account charges	(91,098)	(80,741)
Increase (decrease)	(23,127)	850,892
Net increase (decrease)	34,543	1,062,424
Net assets, beginning	2,135,752	1,073,328
Net assets, ending	$2,170,295	$2,135,752

Units sold	19,866	93,407
Units redeemed	(21,873)	(16,376)
Net increase (decrease)	(2,007)	77,031
Units outstanding, beginning	182,740	105,709
Units outstanding, ending	180,733	182,740

* Date of Fund Inception into Variable Account: 4 /30 /1998
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$6,271,806
Cost of units redeemed/account charges	(5,490,700)
Net investment income (loss)	1,751,922
Net realized gain (loss)	(326,822)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(35,911)
Net assets	$2,170,295

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$12.01	181	$2,170	N/A	2.7%
12/31/2019	11.69	183	2,136	N/A	15.1%
12/31/2018	10.15	106	1,073	N/A	-3.3%
12/31/2017	10.50	111	1,161	N/A	6.9%
12/31/2016	9.82	123	1,205	N/A	14.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	4.8%
2019	6.2%
2018	5.7%
2017	5.3%
2016	5.3%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
Fidelity VIP Index 500 Portfolio Initial Class - 02-225
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,922,471	$5,388,093	32,084
Receivables: investments sold	-
Payables: investments purchased	(88)
Net assets	$11,922,383

	Net Assets	Outstanding	Unit Value
	$11,922,383	471,595	$25.28

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$186,444
Net investment income (loss)	186,444

Gain (loss) on investments:
Net realized gain (loss)	636,707
Realized gain distributions	35,667
Net change in unrealized appreciation (depreciation)	1,040,405
Net gain (loss)	1,712,779

Increase (decrease) in net assets from operations	$1,899,223

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$186,444	$204,005
Net realized gain (loss)	636,707	434,046
Realized gain distributions	35,667	152,846
Net change in unrealized appreciation (depreciation)	1,040,405	1,987,479

Increase (decrease) in net assets from operations	1,899,223	2,778,376

Contract owner transactions:
Proceeds from units sold	413,237	293,276
Cost of units redeemed	(1,089,221)	(770,848)
Account charges	(343,097)	(344,967)
Increase (decrease)	(1,019,081)	(822,539)
Net increase (decrease)	880,142	1,955,837
Net assets, beginning	11,042,241	9,086,404
Net assets, ending	$11,922,383	$11,042,241

Units sold	20,533	15,964
Units redeemed	(65,384)	(57,719)
Net increase (decrease)	(44,851)	(41,755)
Units outstanding, beginning	516,446	558,201
Units outstanding, ending	471,595	516,446

* Date of Fund Inception into Variable Account: 4 /30 /1998
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$48,219,116
Cost of units redeemed/account charges	(52,949,851)
Net investment income (loss)	4,048,252
Net realized gain (loss)	4,653,141
Realized gain distributions	1,417,347
Net change in unrealized appreciation (depreciation)	6,534,378
Net assets	$11,922,383

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$25.28	472	$11,922	N/A	18.2%
12/31/2019	21.38	516	11,042	N/A	31.4%
12/31/2018	16.28	558	9,086	N/A	-4.5%
12/31/2017	17.04	619	10,551	N/A	21.7%
12/31/2016	14.00	655	9,176	N/A	11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.6%
2019	2.0%
2018	1.9%
2017	1.8%
2016	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
Fidelity VIP Government Money Market Portfolio Initial Class - 02-250
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$831,704	$841,521	809,802
Receivables: investments sold	-
Payables: investments purchased	(21,902)
Net assets	$809,802

	Net Assets	Outstanding	Unit Value
	$809,802	518,386	$1.56

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,269
Net investment income (loss)	2,269

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(1)
Net gain (loss)	(1)

Increase (decrease) in net assets from operations	$2,268

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,269	$13,623
Net realized gain (loss)	-	9,815
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(1)	(9,815)

Increase (decrease) in net assets from operations	2,268	13,623

Contract owner transactions:
Proceeds from units sold	337,955	21,372
Cost of units redeemed	(175,133)	(19,487)
Account charges	(28,749)	(27,702)
Increase (decrease)	134,073	(25,817)
Net increase (decrease)	136,341	(12,194)
Net assets, beginning	673,461	685,655
Net assets, ending	$809,802	$673,461

Units sold	225,992	13,987
Units redeemed	(140,080)	(30,641)
Net increase (decrease)	85,912	(16,654)
Units outstanding, beginning	432,474	449,128
Units outstanding, ending	518,386	432,474

* Date of Fund Inception into Variable Account: 4 /30 /1998
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$20,759,015
Cost of units redeemed/account charges	(20,435,422)
Net investment income (loss)	485,372
Net realized gain (loss)	9,815
Realized gain distributions	839
Net change in unrealized appreciation (depreciation)	(9,817)
Net assets	$809,802

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.56	518	$810	N/A	0.3%
12/31/2019	1.56	432	673	N/A	2.0%
12/31/2018	1.53	449	686	N/A	1.7%
12/31/2017	1.50	490	736	N/A	0.7%
12/31/2016	1.49	540	805	N/A	0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.3%
2019	2.0%
2018	1.6%
2017	0.7%
2016	0.2%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
Fidelity VIP Overseas Portfolio Initial Class - 02-220
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,761,008	$1,201,717	66,398
Receivables: investments sold	-
Payables: investments purchased	(133)
Net assets	$1,760,875

	Net Assets	Outstanding	Unit Value
	$1,760,875	120,848	$14.57

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$6,889
Net investment income (loss)	6,889

Gain (loss) on investments:
Net realized gain (loss)	47,673
Realized gain distributions	7,127
Net change in unrealized appreciation (depreciation)	173,482
Net gain (loss)	228,282

Increase (decrease) in net assets from operations	$235,171

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$6,889	$26,575
Net realized gain (loss)	47,673	20,693
Realized gain distributions	7,127	54,362
Net change in unrealized appreciation (depreciation)	173,482	267,587

Increase (decrease) in net assets from operations	235,171	369,217

Contract owner transactions:
Proceeds from units sold	102,029	91,168
Cost of units redeemed	(166,524)	(90,450)
Account charges	(69,611)	(69,312)
Increase (decrease)	(134,106)	(68,594)
Net increase (decrease)	101,065	300,623
Net assets, beginning	1,659,810	1,359,187
Net assets, ending	$1,760,875	$1,659,810

Units sold	8,830	8,347
Units redeemed	(19,680)	(14,438)
Net increase (decrease)	(10,850)	(6,091)
Units outstanding, beginning	131,698	137,789
Units outstanding, ending	120,848	131,698

* Date of Fund Inception into Variable Account: 4 /30 /1998
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$28,788,176
Cost of units redeemed/account charges	(28,962,684)
Net investment income (loss)	715,106
Net realized gain (loss)	(393,427)
Realized gain distributions	1,054,413
Net change in unrealized appreciation (depreciation)	559,291
Net assets	$1,760,875

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$14.57	121	$1,761	N/A	15.6%
12/31/2019	12.60	132	1,660	N/A	27.8%
12/31/2018	9.86	138	1,359	N/A	-14.8%
12/31/2017	11.58	155	1,799	N/A	30.3%
12/31/2016	8.89	171	1,523	N/A	-5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.4%
2019	1.8%
2018	1.6%
2017	1.4%
2016	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
Fidelity VIP Mid Cap Portfolio Service 2 Class - 02-941
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$78,774	$68,805	2,112
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$78,774

	Net Assets	Outstanding	Unit Value
	$78,774	3,902	$20.19

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$571
Net investment income (loss)	571

Gain (loss) on investments:
Net realized gain (loss)	6,462
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	15,343
Net gain (loss)	21,805

Increase (decrease) in net assets from operations	$22,376

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$571	$1,033
Net realized gain (loss)	6,462	(725)
Realized gain distributions	-	16,508
Net change in unrealized appreciation (depreciation)	15,343	13,690

Increase (decrease) in net assets from operations	22,376	30,506

Contract owner transactions:
Proceeds from units sold	3,185	6,895
Cost of units redeemed	(102,115)	(168)
Account charges	(5,287)	(6,708)
Increase (decrease)	(104,217)	19
Net increase (decrease)	(81,841)	30,525
Net assets, beginning	160,615	130,090
Net assets, ending	$78,774	$160,615

Units sold	213	452
Units redeemed	(5,689)	(430)
Net increase (decrease)	(5,476)	22
Units outstanding, beginning	9,378	9,356
Units outstanding, ending	3,902	9,378

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,975,922
Cost of units redeemed/account charges	(3,024,924)
Net investment income (loss)	18,351
Net realized gain (loss)	727,450
Realized gain distributions	372,006
Net change in unrealized appreciation (depreciation)	9,969
Net assets	$78,774

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$20.19	4	$79	N/A	17.9%
12/31/2019	17.13	9	161	N/A	23.2%
12/31/2018	13.90	9	130	N/A	-14.8%
12/31/2017	16.31	10	157	N/A	20.5%
12/31/2016	13.54	10	140	N/A	11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.5%
2019	0.7%
2018	0.4%
2017	0.5%
2016	0.3%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
Fidelity VIP Asset Manager Portfolio Initial Class - 02-230
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,400,221	$1,219,469	82,169
Receivables: investments sold	-
Payables: investments purchased	(51)
Net assets	$1,400,170

	Net Assets	Outstanding	Unit Value
	$1,400,170	81,864	$17.10

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$19,244
Net investment income (loss)	19,244

Gain (loss) on investments:
Net realized gain (loss)	4,620
Realized gain distributions	16,848
Net change in unrealized appreciation (depreciation)	141,895
Net gain (loss)	163,363

Increase (decrease) in net assets from operations	$182,607

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$19,244	$22,230
Net realized gain (loss)	4,620	(2,686)
Realized gain distributions	16,848	54,295
Net change in unrealized appreciation (depreciation)	141,895	144,539

Increase (decrease) in net assets from operations	182,607	218,378

Contract owner transactions:
Proceeds from units sold	60,737	72,518
Cost of units redeemed	(64,119)	(168,855)
Account charges	(80,860)	(81,129)
Increase (decrease)	(84,242)	(177,466)
Net increase (decrease)	98,365	40,912
Net assets, beginning	1,301,805	1,260,893
Net assets, ending	$1,400,170	$1,301,805

Units sold	4,062	5,305
Units redeemed	(9,630)	(18,011)
Net increase (decrease)	(5,568)	(12,706)
Units outstanding, beginning	87,432	100,138
Units outstanding, ending	81,864	87,432

* Date of Fund Inception into Variable Account: 4 /30 /1998
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$10,671,707
Cost of units redeemed/account charges	(11,144,480)
Net investment income (loss)	939,501
Net realized gain (loss)	(105,767)
Realized gain distributions	858,457
Net change in unrealized appreciation (depreciation)	180,752
Net assets	$1,400,170

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$17.10	82	$1,400	N/A	14.9%
12/31/2019	14.89	87	1,302	N/A	18.2%
12/31/2018	12.59	100	1,261	N/A	-5.3%
12/31/2017	13.30	105	1,403	N/A	14.1%
12/31/2016	11.66	110	1,280	N/A	3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.4%
2019	1.7%
2018	1.7%
2017	1.9%
2016	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
Franklin Allocation VIP Fund 1 Class - 02-908
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$57,529	$66,989	10,478
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$57,529

	Net Assets	Outstanding	Unit Value
	$57,529	5,555	$10.36

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$928
Net investment income (loss)	928

Gain (loss) on investments:
Net realized gain (loss)	(1,723)
Realized gain distributions	14,031
Net change in unrealized appreciation (depreciation)	(6,991)
Net gain (loss)	5,317

Increase (decrease) in net assets from operations	$6,245

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$928	$2,026
Net realized gain (loss)	(1,723)	(511)
Realized gain distributions	14,031	3,468
Net change in unrealized appreciation (depreciation)	(6,991)	4,529

Increase (decrease) in net assets from operations	6,245	9,512

Contract owner transactions:
Proceeds from units sold	2,783	4,092
Cost of units redeemed	(464)	(299)
Account charges	(6,337)	(6,040)
Increase (decrease)	(4,018)	(2,247)
Net increase (decrease)	2,227	7,265
Net assets, beginning	55,302	48,037
Net assets, ending	$57,529	$55,302

Units sold	301	476
Units redeemed	(736)	(732)
Net increase (decrease)	(435)	(256)
Units outstanding, beginning	5,990	6,246
Units outstanding, ending	5,555	5,990

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$184,070
Cost of units redeemed/account charges	(186,606)
Net investment income (loss)	28,726
Net realized gain (loss)	3,209
Realized gain distributions	37,590
Net change in unrealized appreciation (depreciation)	(9,460)
Net assets	$57,529

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$10.36	6	$58	N/A	12.2%
12/31/2019	9.23	6	55	N/A	20.0%
12/31/2018	7.69	6	48	N/A	-9.3%
12/31/2017	8.48	7	57	N/A	12.2%
12/31/2016	7.56	10	73	N/A	13.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.6%
2019	3.9%
2018	3.4%
2017	2.7%
2016	4.6%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
Templeton Foreign VIP Fund 2 Class - 02-909
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$42,017	$44,746	3,163
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$42,017

	Net Assets	Outstanding	Unit Value
	$42,017	4,452	$9.44

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,228
Net investment income (loss)	1,228

Gain (loss) on investments:
Net realized gain (loss)	(3,809)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(480)
Net gain (loss)	(4,289)

Increase (decrease) in net assets from operations	$(3,061)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,228	$881
Net realized gain (loss)	(3,809)	(524)
Realized gain distributions	-	526
Net change in unrealized appreciation (depreciation)	(480)	5,404

Increase (decrease) in net assets from operations	(3,061)	6,287

Contract owner transactions:
Proceeds from units sold	2,972	3,206
Cost of units redeemed	(10,264)	(3,464)
Account charges	(1,947)	(2,896)
Increase (decrease)	(9,239)	(3,154)
Net increase (decrease)	(12,300)	3,133
Net assets, beginning	54,317	51,184
Net assets, ending	$42,017	$54,317

Units sold	380	363
Units redeemed	(1,616)	(707)
Net increase (decrease)	(1,236)	(344)
Units outstanding, beginning	5,688	6,032
Units outstanding, ending	4,452	5,688

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$6,487,478
Cost of units redeemed/account charges	(8,155,270)
Net investment income (loss)	568,884
Net realized gain (loss)	993,619
Realized gain distributions	150,035
Net change in unrealized appreciation (depreciation)	(2,729)
Net assets	$42,017

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$9.44	4	$42	N/A	-1.2%
12/31/2019	9.55	6	54	N/A	12.5%
12/31/2018	8.49	6	51	N/A	-15.4%
12/31/2017	10.04	350	3,512	N/A	16.7%
12/31/2016	8.60	395	3,398	N/A	7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.5%
2019	1.7%
2018	0.1%
2017	2.6%
2016	1.8%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
Franklin Small Cap Value VIP Fund 1 Class - 02-906
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,552,465	$1,756,436	102,124
Receivables: investments sold	-
Payables: investments purchased	(171)
Net assets	$1,552,294

	Net Assets	Outstanding	Unit Value
	$1,552,294	112,945	$13.74

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$21,833
Net investment income (loss)	21,833

Gain (loss) on investments:
Net realized gain (loss)	(48,778)
Realized gain distributions	78,238
Net change in unrealized appreciation (depreciation)	27,136
Net gain (loss)	56,596

Increase (decrease) in net assets from operations	$78,429

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$21,833	$17,892
Net realized gain (loss)	(48,778)	(34,167)
Realized gain distributions	78,238	224,654
Net change in unrealized appreciation (depreciation)	27,136	110,447

Increase (decrease) in net assets from operations	78,429	318,826

Contract owner transactions:
Proceeds from units sold	137,088	182,831
Cost of units redeemed	(108,824)	(118,867)
Account charges	(53,812)	(59,598)
Increase (decrease)	(25,548)	4,366
Net increase (decrease)	52,881	323,192
Net assets, beginning	1,499,413	1,176,221
Net assets, ending	$1,552,294	$1,499,413

Units sold	13,630	16,171
Units redeemed	(15,681)	(15,492)
Net increase (decrease)	(2,051)	679
Units outstanding, beginning	114,996	114,317
Units outstanding, ending	112,945	114,996

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,824,571
Cost of units redeemed/account charges	(2,275,170)
Net investment income (loss)	111,248
Net realized gain (loss)	(62,898)
Realized gain distributions	1,158,514
Net change in unrealized appreciation (depreciation)	(203,971)
Net assets	$1,552,294

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$13.74	113	$1,552	N/A	5.4%
12/31/2019	13.04	115	1,499	N/A	26.7%
12/31/2018	10.29	114	1,176	N/A	-12.7%
12/31/2017	11.78	148	1,742	N/A	10.9%
12/31/2016	10.62	148	1,571	N/A	30.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.4%
2019	1.3%
2018	1.1%
2017	0.7%
2016	1.0%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
Templeton Global Bond VIP Fund 1 Class - 02-907
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$116,635	$142,134	8,049
Receivables: investments sold	-
Payables: investments purchased	(4)
Net assets	$116,631

	Net Assets	Outstanding	Unit Value
	$116,631	14,122	$8.26

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$10,622
Net investment income (loss)	10,622

Gain (loss) on investments:
Net realized gain (loss)	(10,900)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(7,080)
Net gain (loss)	(17,980)

Increase (decrease) in net assets from operations	$(7,358)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$10,622	$11,394
Net realized gain (loss)	(10,900)	(769)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(7,080)	(7,084)

Increase (decrease) in net assets from operations	(7,358)	3,541

Contract owner transactions:
Proceeds from units sold	21,702	8,078
Cost of units redeemed	(52,370)	(2,822)
Account charges	(5,655)	(6,767)
Increase (decrease)	(36,323)	(1,511)
Net increase (decrease)	(43,681)	2,030
Net assets, beginning	160,312	158,282
Net assets, ending	$116,631	$160,312

Units sold	2,618	929
Units redeemed	(6,922)	(1,106)
Net increase (decrease)	(4,304)	(177)
Units outstanding, beginning	18,426	18,603
Units outstanding, ending	14,122	18,426

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$720,780
Cost of units redeemed/account charges	(687,805)
Net investment income (loss)	125,984
Net realized gain (loss)	(25,946)
Realized gain distributions	9,117
Net change in unrealized appreciation (depreciation)	(25,499)
Net assets	$116,631

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$8.26	14	$117	N/A	-5.1%
12/31/2019	8.70	18	160	N/A	2.3%
12/31/2018	8.51	19	158	N/A	2.2%
12/31/2017	8.32	20	163	N/A	2.2%
12/31/2016	8.15	31	250	N/A	3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	7.7%
2019	7.2%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
Goldman Sachs VIT Government Money Market Fund Service Class - 02-CGK
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,582,383	$3,582,383	3,670,520
Receivables: investments sold	88,137
Payables: investments purchased	-
Net assets	$3,670,520

	Net Assets	Outstanding	Unit Value
	$3,670,520	704,911	$5.21

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$9,591
Net investment income (loss)	9,591

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$9,591

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$9,591	$62,467
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	1

Increase (decrease) in net assets from operations	9,591	62,468

Contract owner transactions:
Proceeds from units sold	3,069,559	853,841
Cost of units redeemed	(2,727,806)	(854,114)
Account charges	(185,191)	(172,082)
Increase (decrease)	156,562	(172,355)
Net increase (decrease)	166,153	(109,887)
Net assets, beginning	3,504,367	3,614,254
Net assets, ending	$3,670,520	$3,504,367

Units sold	617,644	183,399
Units redeemed	(587,497)	(217,276)
Net increase (decrease)	30,147	(33,877)
Units outstanding, beginning	674,764	708,641
Units outstanding, ending	704,911	674,764

* Date of Fund Inception into Variable Account: 11 /19 /2015
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$17,062,442
Cost of units redeemed/account charges	(13,542,582)
Net investment income (loss)	150,660
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$3,670,520

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$5.21	705	$3,671	N/A	0.3%
12/31/2019	5.19	675	3,504	N/A	1.8%
12/31/2018	5.10	709	3,614	N/A	1.5%
12/31/2017	5.03	865	4,351	N/A	0.5%
12/31/2016	5.00	750	3,749	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.3%
2019	1.8%
2018	1.4%
2017	0.5%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
Invesco V.I. Core Equity Fund Series II Class - 02-826
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,621	$2,958	86
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$2,621

	Net Assets	Outstanding	Unit Value
	$2,621	158	$16.55

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$25
Net investment income (loss)	25

Gain (loss) on investments:
Net realized gain (loss)	(7)
Realized gain distributions	547
Net change in unrealized appreciation (depreciation)	(254)
Net gain (loss)	286

Increase (decrease) in net assets from operations	$311

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$25	$3
Net realized gain (loss)	(7)	(3)
Realized gain distributions	547	255
Net change in unrealized appreciation (depreciation)	(254)	279

Increase (decrease) in net assets from operations	311	534

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	(1)
Account charges	(54)	(50)
Increase (decrease)	(54)	(51)
Net increase (decrease)	257	483
Net assets, beginning	2,364	1,881
Net assets, ending	$2,621	$2,364

Units sold	-	-
Units redeemed	(4)	(4)
Net increase (decrease)	(4)	(4)
Units outstanding, beginning	162	166
Units outstanding, ending	158	162

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$14,601
Cost of units redeemed/account charges	(12,870)
Net investment income (loss)	146
Net realized gain (loss)	(26)
Realized gain distributions	1,107
Net change in unrealized appreciation (depreciation)	(337)
Net assets	$2,621

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$16.55	0	$3	N/A	13.6%
12/31/2019	14.57	0	2	N/A	28.7%
12/31/2018	11.32	0	2	N/A	-9.6%
12/31/2017	12.53	0	2	N/A	12.9%
12/31/2016	11.10	0	0	N/A	10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.0%
2019	0.1%
2018	0.0%
2017	1.3%
2016	0.3%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
Invesco V.I. International Growth Fund Series II Class - 02-827
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$46,416	$37,127	1,108
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$46,416

	Net Assets	Outstanding	Unit Value
	$46,416	3,309	$14.03

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$865
Net investment income (loss)	865

Gain (loss) on investments:
Net realized gain (loss)	2,238
Realized gain distributions	943
Net change in unrealized appreciation (depreciation)	(1,436)
Net gain (loss)	1,745

Increase (decrease) in net assets from operations	$2,610

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$865	$1,232
Net realized gain (loss)	2,238	341
Realized gain distributions	943	6,193
Net change in unrealized appreciation (depreciation)	(1,436)	15,518

Increase (decrease) in net assets from operations	2,610	23,284

Contract owner transactions:
Proceeds from units sold	3,590	3,598
Cost of units redeemed	(60,852)	(4,175)
Account charges	(2,513)	(3,380)
Increase (decrease)	(59,775)	(3,957)
Net increase (decrease)	(57,165)	19,327
Net assets, beginning	103,581	84,254
Net assets, ending	$46,416	$103,581

Units sold	323	318
Units redeemed	(5,413)	(680)
Net increase (decrease)	(5,090)	(362)
Units outstanding, beginning	8,399	8,761
Units outstanding, ending	3,309	8,399

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$4,480,951
Cost of units redeemed/account charges	(6,168,475)
Net investment income (loss)	174,240
Net realized gain (loss)	1,542,531
Realized gain distributions	7,880
Net change in unrealized appreciation (depreciation)	9,289
Net assets	$46,416

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$14.03	3	$46	N/A	13.7%
12/31/2019	12.33	8	104	N/A	28.2%
12/31/2018	9.62	9	84	N/A	-15.2%
12/31/2017	11.34	12	131	N/A	22.7%
12/31/2016	9.24	11	106	N/A	-0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.2%
2019	1.3%
2018	1.8%
2017	1.3%
2016	1.2%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
Invesco V.I. Diversified Dividend Fund Series I Class - 02-861
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$169,145	$137,375	6,576
Receivables: investments sold	11
Payables: investments purchased	-
Net assets	$169,156

	Net Assets	Outstanding	Unit Value
	$169,156	14,183	$11.93

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$4,838
Net investment income (loss)	4,838

Gain (loss) on investments:
Net realized gain (loss)	7,451
Realized gain distributions	4,024
Net change in unrealized appreciation (depreciation)	(16,283)
Net gain (loss)	(4,808)

Increase (decrease) in net assets from operations	$30

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,838	$5,256
Net realized gain (loss)	7,451	3,591
Realized gain distributions	4,024	9,755
Net change in unrealized appreciation (depreciation)	(16,283)	20,386

Increase (decrease) in net assets from operations	30	38,988

Contract owner transactions:
Proceeds from units sold	10,940	6,801
Cost of units redeemed	(21,500)	(3,002)
Account charges	(10,298)	(10,835)
Increase (decrease)	(20,858)	(7,036)
Net increase (decrease)	(20,828)	31,952
Net assets, beginning	189,984	158,032
Net assets, ending	$169,156	$189,984

Units sold	1,108	625
Units redeemed	(2,877)	(1,272)
Net increase (decrease)	(1,769)	(647)
Units outstanding, beginning	15,952	16,599
Units outstanding, ending	14,183	15,952

* Date of Fund Inception into Variable Account: 4 /28 /2011
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,270,971
Cost of units redeemed/account charges	(1,263,400)
Net investment income (loss)	33,723
Net realized gain (loss)	70,098
Realized gain distributions	25,994
Net change in unrealized appreciation (depreciation)	31,770
Net assets	$169,156

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$11.93	14	$169	N/A	0.1%
12/31/2019	11.91	16	190	N/A	25.1%
12/31/2018	9.52	17	158	N/A	-7.6%
12/31/2017	10.30	18	181	N/A	8.6%
12/31/2016	9.49	22	206	N/A	14.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.7%
2019	3.0%
2018	2.5%
2017	1.6%
2016	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
Invesco V.I. Health Care Fund Series I Class - 02-815
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$600,280	$479,935	17,817
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$600,279

	Net Assets	Outstanding	Unit Value
	$600,279	27,428	$21.89

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,728
Net investment income (loss)	1,728

Gain (loss) on investments:
Net realized gain (loss)	8,334
Realized gain distributions	13,157
Net change in unrealized appreciation (depreciation)	55,997
Net gain (loss)	77,488

Increase (decrease) in net assets from operations	$79,216

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,728	$196
Net realized gain (loss)	8,334	852
Realized gain distributions	13,157	10,916
Net change in unrealized appreciation (depreciation)	55,997	116,550

Increase (decrease) in net assets from operations	79,216	128,514

Contract owner transactions:
Proceeds from units sold	76,316	22,200
Cost of units redeemed	(50,332)	(15,117)
Account charges	(23,431)	(23,887)
Increase (decrease)	2,553	(16,804)
Net increase (decrease)	81,769	111,710
Net assets, beginning	518,510	406,800
Net assets, ending	$600,279	$518,510

Units sold	4,199	1,368
Units redeemed	(3,889)	(2,440)
Net increase (decrease)	310	(1,072)
Units outstanding, beginning	27,118	28,190
Units outstanding, ending	27,428	27,118

* Date of Fund Inception into Variable Account: 8 /28 /2001
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$6,888,821
Cost of units redeemed/account charges	(7,015,804)
Net investment income (loss)	8,013
Net realized gain (loss)	260,441
Realized gain distributions	338,463
Net change in unrealized appreciation (depreciation)	120,345
Net assets	$600,279

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$21.89	27	$600	N/A	14.5%
12/31/2019	19.12	27	519	N/A	32.5%
12/31/2018	14.43	28	407	N/A	0.9%
12/31/2017	14.30	27	388	N/A	15.8%
12/31/2016	12.35	33	411	N/A	-11.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.3%
2019	0.0%
2018	0.0%
2017	0.4%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
Invesco V.I. Global Real Estate Fund Series I Class - 02-825
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,641,332	$2,791,223	179,784
Receivables: investments sold	-
Payables: investments purchased	(298)
Net assets	$2,641,034

	Net Assets	Outstanding	Unit Value
	$2,641,034	378,517	$6.98

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$128,635
Net investment income (loss)	128,635

Gain (loss) on investments:
Net realized gain (loss)	(1,991)
Realized gain distributions	71,849
Net change in unrealized appreciation (depreciation)	(541,816)
Net gain (loss)	(471,958)

Increase (decrease) in net assets from operations	$(343,323)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$128,635	$123,314
Net realized gain (loss)	(1,991)	63,524
Realized gain distributions	71,849	3,153
Net change in unrealized appreciation (depreciation)	(541,816)	398,217

Increase (decrease) in net assets from operations	(343,323)	588,208

Contract owner transactions:
Proceeds from units sold	455,955	126,592
Cost of units redeemed	(225,700)	(432,495)
Account charges	(102,620)	(124,323)
Increase (decrease)	127,635	(430,226)
Net increase (decrease)	(215,688)	157,982
Net assets, beginning	2,856,722	2,698,740
Net assets, ending	$2,641,034	$2,856,722

Units sold	69,961	17,389
Units redeemed	(50,445)	(75,537)
Net increase (decrease)	19,516	(58,148)
Units outstanding, beginning	359,001	417,149
Units outstanding, ending	378,517	359,001

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$6,761,734
Cost of units redeemed/account charges	(5,387,734)
Net investment income (loss)	996,455
Net realized gain (loss)	76,219
Realized gain distributions	344,251
Net change in unrealized appreciation (depreciation)	(149,891)
Net assets	$2,641,034

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$6.98	379	$2,641	N/A	-12.3%
12/31/2019	7.96	359	2,857	N/A	23.0%
12/31/2018	6.47	417	2,699	N/A	-6.2%
12/31/2017	6.89	433	2,987	N/A	13.0%
12/31/2016	6.10	442	2,695	N/A	2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	4.7%
2019	4.4%
2018	3.8%
2017	3.3%
2016	1.5%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
Invesco V.I. High Yield Fund Series I Class - 02-830
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$121,206	$122,201	23,043
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$121,206

	Net Assets	Outstanding	Unit Value
	$121,206	8,989	$13.48

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$6,809
Net investment income (loss)	6,809

Gain (loss) on investments:
Net realized gain (loss)	(738)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(2,310)
Net gain (loss)	(3,048)

Increase (decrease) in net assets from operations	$3,761

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$6,809	$7,639
Net realized gain (loss)	(738)	(14,250)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(2,310)	104,861

Increase (decrease) in net assets from operations	3,761	98,250

Contract owner transactions:
Proceeds from units sold	13,483	17,590
Cost of units redeemed	(23,877)	(1,066,724)
Account charges	(4,757)	(24,043)
Increase (decrease)	(15,151)	(1,073,177)
Net increase (decrease)	(11,390)	(974,927)
Net assets, beginning	132,596	1,107,523
Net assets, ending	$121,206	$132,596

Units sold	1,106	1,490
Units redeemed	(2,277)	(87,655)
Net increase (decrease)	(1,171)	(86,165)
Units outstanding, beginning	10,160	96,325
Units outstanding, ending	8,989	10,160

* Date of Fund Inception into Variable Account: 4 /29 /2004
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$6,314,813
Cost of units redeemed/account charges	(7,095,372)
Net investment income (loss)	1,019,480
Net realized gain (loss)	(116,720)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(995)
Net assets	$121,206

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$13.48	9	$121	N/A	3.3%
12/31/2019	13.05	10	133	N/A	13.5%
12/31/2018	11.50	96	1,108	N/A	-3.4%
12/31/2017	11.90	97	1,155	N/A	6.3%
12/31/2016	11.19	90	1,012	N/A	11.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	5.4%
2019	1.2%
2018	5.2%
2017	4.4%
2016	3.9%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
Invesco V.I. Managed Volatility Fund Series I Class - 02-820
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$577,988	$633,131	49,479
Receivables: investments sold	-
Payables: investments purchased	(62)
Net assets	$577,926

	Net Assets	Outstanding	Unit Value
	$577,926	37,829	$15.28

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$11,371
Net investment income (loss)	11,371

Gain (loss) on investments:
Net realized gain (loss)	(9,026)
Realized gain distributions	12,328
Net change in unrealized appreciation (depreciation)	(24,482)
Net gain (loss)	(21,180)

Increase (decrease) in net assets from operations	$(9,809)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$11,371	$7,565
Net realized gain (loss)	(9,026)	(6,026)
Realized gain distributions	12,328	21,136
Net change in unrealized appreciation (depreciation)	(24,482)	68,683

Increase (decrease) in net assets from operations	(9,809)	91,358

Contract owner transactions:
Proceeds from units sold	37,379	29,452
Cost of units redeemed	(12,980)	(13,610)
Account charges	(15,468)	(20,026)
Increase (decrease)	8,931	(4,184)
Net increase (decrease)	(878)	87,174
Net assets, beginning	578,804	491,630
Net assets, ending	$577,926	$578,804

Units sold	2,620	2,036
Units redeemed	(2,112)	(2,306)
Net increase (decrease)	508	(270)
Units outstanding, beginning	37,321	37,591
Units outstanding, ending	37,829	37,321

* Date of Fund Inception into Variable Account: 8 /28 /2001
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,529,744
Cost of units redeemed/account charges	(3,483,684)
Net investment income (loss)	221,118
Net realized gain (loss)	(97,015)
Realized gain distributions	462,906
Net change in unrealized appreciation (depreciation)	(55,143)
Net assets	$577,926

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$15.28	38	$578	N/A	-1.5%
12/31/2019	15.51	37	579	N/A	18.6%
12/31/2018	13.08	38	492	N/A	-11.0%
12/31/2017	14.70	42	615	N/A	10.6%
12/31/2016	13.29	44	585	N/A	10.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.0%
2019	1.4%
2018	1.8%
2017	1.3%
2016	1.8%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
Janus Henderson Flexible Bond Portfolio Institutional Class - 02-607
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,033,008	$3,764,648	316,286
Receivables: investments sold	-
Payables: investments purchased	(360)
Net assets	$4,032,648

	Net Assets	Outstanding	Unit Value
	$4,032,648	252,682	$15.96

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$118,305
Net investment income (loss)	118,305

Gain (loss) on investments:
Net realized gain (loss)	24,433
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	267,086
Net gain (loss)	291,519

Increase (decrease) in net assets from operations	$409,824

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$118,305	$134,722
Net realized gain (loss)	24,433	(16,137)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	267,086	281,091

Increase (decrease) in net assets from operations	409,824	399,676

Contract owner transactions:
Proceeds from units sold	193,333	173,417
Cost of units redeemed	(517,701)	(894,227)
Account charges	(167,526)	(185,552)
Increase (decrease)	(491,894)	(906,362)
Net increase (decrease)	(82,070)	(506,686)
Net assets, beginning	4,114,718	4,621,404
Net assets, ending	$4,032,648	$4,114,718

Units sold	12,938	12,875
Units redeemed	(45,107)	(78,574)
Net increase (decrease)	(32,169)	(65,699)
Units outstanding, beginning	284,851	350,550
Units outstanding, ending	252,682	284,851

* Date of Fund Inception into Variable Account: 5 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$24,941,581
Cost of units redeemed/account charges	(26,626,147)
Net investment income (loss)	4,575,743
Net realized gain (loss)	254,555
Realized gain distributions	618,556
Net change in unrealized appreciation (depreciation)	268,360
Net assets	$4,032,648

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$15.96	253	$4,033	N/A	10.5%
12/31/2019	14.45	285	4,115	N/A	9.6%
12/31/2018	13.18	351	4,621	N/A	-1.0%
12/31/2017	13.32	352	4,683	N/A	3.6%
12/31/2016	12.85	422	5,418	N/A	2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.9%
2019	3.1%
2018	3.2%
2017	2.8%
2016	2.8%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
Janus Henderson Forty Portfolio Institutional Class - 02-602
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$242,744	$170,212	4,258
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$242,744

	Net Assets	Outstanding	Unit Value
	$242,744	11,751	$20.66

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,473
Net investment income (loss)	1,473

Gain (loss) on investments:
Net realized gain (loss)	3,793
Realized gain distributions	13,875
Net change in unrealized appreciation (depreciation)	52,919
Net gain (loss)	70,587

Increase (decrease) in net assets from operations	$72,060

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,473	$176
Net realized gain (loss)	3,793	396
Realized gain distributions	13,875	9,183
Net change in unrealized appreciation (depreciation)	52,919	25,415

Increase (decrease) in net assets from operations	72,060	35,170

Contract owner transactions:
Proceeds from units sold	75,328	3,799
Cost of units redeemed	(23,632)	(145)
Account charges	(9,464)	(5,425)
Increase (decrease)	42,232	(1,771)
Net increase (decrease)	114,292	33,399
Net assets, beginning	128,452	95,053
Net assets, ending	$242,744	$128,452

Units sold	5,040	293
Units redeemed	(1,957)	(423)
Net increase (decrease)	3,083	(130)
Units outstanding, beginning	8,668	8,798
Units outstanding, ending	11,751	8,668

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$252,216
Cost of units redeemed/account charges	(161,765)
Net investment income (loss)	4,616
Net realized gain (loss)	13,545
Realized gain distributions	61,600
Net change in unrealized appreciation (depreciation)	72,532
Net assets	$242,744

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$20.66	12	$243	N/A	39.4%
12/31/2019	14.82	9	128	N/A	37.2%
12/31/2018	10.80	9	95	N/A	2.0%
12/31/2017	10.59	8	84	N/A	30.3%
12/31/2016	8.13	7	58	N/A	2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.8%
2019	0.2%
2018	1.1%
2017	0.0%
2016	1.0%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
Janus Henderson Global Research Portfolio Institutional Class - 02-606
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,733,193	$1,968,001	58,677
Receivables: investments sold	-
Payables: investments purchased	(136)
Net assets	$3,733,057

	Net Assets	Outstanding	Unit Value
	$3,733,057	246,396	$15.15

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$26,347
Net investment income (loss)	26,347

Gain (loss) on investments:
Net realized gain (loss)	98,356
Realized gain distributions	168,364
Net change in unrealized appreciation (depreciation)	338,763
Net gain (loss)	605,483

Increase (decrease) in net assets from operations	$631,830

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$26,347	$30,718
Net realized gain (loss)	98,356	113,441
Realized gain distributions	168,364	185,729
Net change in unrealized appreciation (depreciation)	338,763	439,495

Increase (decrease) in net assets from operations	631,830	769,383

Contract owner transactions:
Proceeds from units sold	155,812	148,393
Cost of units redeemed	(184,718)	(215,534)
Account charges	(144,175)	(145,886)
Increase (decrease)	(173,081)	(213,027)
Net increase (decrease)	458,749	556,356
Net assets, beginning	3,274,308	2,717,952
Net assets, ending	$3,733,057	$3,274,308

Units sold	12,837	13,435
Units redeemed	(25,912)	(31,900)
Net increase (decrease)	(13,075)	(18,465)
Units outstanding, beginning	259,471	277,936
Units outstanding, ending	246,396	259,471

* Date of Fund Inception into Variable Account: 5 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$18,079,430
Cost of units redeemed/account charges	(17,220,391)
Net investment income (loss)	820,697
Net realized gain (loss)	(65,964)
Realized gain distributions	354,093
Net change in unrealized appreciation (depreciation)	1,765,192
Net assets	$3,733,057

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$15.15	246	$3,733	N/A	20.1%
12/31/2019	12.62	259	3,274	N/A	29.0%
12/31/2018	9.78	278	2,718	N/A	-6.9%
12/31/2017	10.50	334	3,504	N/A	27.0%
12/31/2016	8.27	353	2,918	N/A	2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.8%
2019	1.0%
2018	1.1%
2017	0.8%
2016	1.1%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
Janus Henderson Overseas Portfolio Service Class - 02-609
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$22,769	$17,571	622
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$22,769

	Net Assets	Outstanding	Unit Value
	$22,769	2,369	$9.61

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$213
Net investment income (loss)	213

Gain (loss) on investments:
Net realized gain (loss)	39
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	3,069
Net gain (loss)	3,108

Increase (decrease) in net assets from operations	$3,321

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$213	$280
Net realized gain (loss)	39	(482)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	3,069	3,820

Increase (decrease) in net assets from operations	3,321	3,618

Contract owner transactions:
Proceeds from units sold	3,264	9,786
Cost of units redeemed	-	(54)
Account charges	(821)	(9,374)
Increase (decrease)	2,443	358
Net increase (decrease)	5,764	3,976
Net assets, beginning	17,005	13,029
Net assets, ending	$22,769	$17,005

Units sold	424	1,379
Units redeemed	(108)	(1,319)
Net increase (decrease)	316	60
Units outstanding, beginning	2,053	1,993
Units outstanding, ending	2,369	2,053

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$351,628
Cost of units redeemed/account charges	(318,206)
Net investment income (loss)	7,695
Net realized gain (loss)	(35,619)
Realized gain distributions	12,073
Net change in unrealized appreciation (depreciation)	5,198
Net assets	$22,769

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$9.61	2	$23	N/A	16.0%
12/31/2019	8.28	2	17	N/A	26.7%
12/31/2018	6.54	2	13	N/A	-15.1%
12/31/2017	7.70	2	16	N/A	30.8%
12/31/2016	5.89	4	23	N/A	-6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.1%
2019	1.9%
2018	1.9%
2017	1.7%
2016	5.3%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
Janus Henderson Mid Cap Value Portfolio Service Class - 02-259
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$26,799	$27,500	1,737
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$26,799

	Net Assets	Outstanding	Unit Value
	$26,799	1,792	$14.96

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$267
Net investment income (loss)	267

Gain (loss) on investments:
Net realized gain (loss)	(1,044)
Realized gain distributions	539
Net change in unrealized appreciation (depreciation)	(636)
Net gain (loss)	(1,141)

Increase (decrease) in net assets from operations	$(874)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$267	$402
Net realized gain (loss)	(1,044)	(343)
Realized gain distributions	539	2,025
Net change in unrealized appreciation (depreciation)	(636)	4,812

Increase (decrease) in net assets from operations	(874)	6,896

Contract owner transactions:
Proceeds from units sold	2,262	4,751
Cost of units redeemed	(3,927)	(53)
Account charges	(734)	(4,249)
Increase (decrease)	(2,399)	449
Net increase (decrease)	(3,273)	7,345
Net assets, beginning	30,072	22,727
Net assets, ending	$26,799	$30,072

Units sold	176	360
Units redeemed	(370)	(326)
Net increase (decrease)	(194)	34
Units outstanding, beginning	1,986	1,952
Units outstanding, ending	1,792	1,986

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$109,243
Cost of units redeemed/account charges	(100,062)
Net investment income (loss)	2,929
Net realized gain (loss)	(1,273)
Realized gain distributions	16,663
Net change in unrealized appreciation (depreciation)	(701)
Net assets	$26,799

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$14.96	2	$27	N/A	-1.2%
12/31/2019	15.14	2	30	N/A	30.0%
12/31/2018	11.64	2	23	N/A	-13.8%
12/31/2017	13.51	2	26	N/A	13.6%
12/31/2016	11.89	2	29	N/A	18.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.9%
2019	1.5%
2018	1.0%
2017	0.6%
2016	0.9%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
Janus Henderson Balanced Portfolio Service Class - 02-611
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,388,278	$6,074,610	181,900
Receivables: investments sold	-
Payables: investments purchased	(2,680)
Net assets	$8,385,598

	Net Assets	Outstanding	Unit Value
	$8,385,598	1,018,364	$8.23

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$168,348
Net investment income (loss)	168,348

Gain (loss) on investments:
Net realized gain (loss)	254,504
Realized gain distributions	75,637
Net change in unrealized appreciation (depreciation)	576,236
Net gain (loss)	906,377

Increase (decrease) in net assets from operations	$1,074,725

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$168,348	$133,014
Net realized gain (loss)	254,504	146,880
Realized gain distributions	75,637	209,781
Net change in unrealized appreciation (depreciation)	576,236	1,125,469

Increase (decrease) in net assets from operations	1,074,725	1,615,144

Contract owner transactions:
Proceeds from units sold	176,027	206,272
Cost of units redeemed	(941,920)	(663,443)
Account charges	(291,233)	(291,860)
Increase (decrease)	(1,057,126)	(749,031)
Net increase (decrease)	17,599	866,113
Net assets, beginning	8,367,999	7,501,886
Net assets, ending	$8,385,598	$8,367,999

Units sold	26,937	32,602
Units redeemed	(167,367)	(144,047)
Net increase (decrease)	(140,430)	(111,445)
Units outstanding, beginning	1,158,794	1,270,239
Units outstanding, ending	1,018,364	1,158,794

* Date of Fund Inception into Variable Account: 10 /21 /2016
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$8,519,639
Cost of units redeemed/account charges	(4,158,157)
Net investment income (loss)	620,927
Net realized gain (loss)	570,276
Realized gain distributions	519,245
Net change in unrealized appreciation (depreciation)	2,313,668
Net assets	$8,385,598

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$8.23	1,018	$8,386	N/A	14.0%
12/31/2019	7.22	1,159	8,368	N/A	22.3%
12/31/2018	5.91	1,270	7,502	N/A	0.4%
12/31/2017	5.88	1,420	8,349	N/A	18.1%
12/31/2016	4.98	1,521	7,574	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.0%
2019	1.7%
2018	1.9%
2017	1.4%
2016	1.6%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
Neuberger Berman Mid Cap Intrinsic Value Portfolio I Class - 02-870
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$427,116	$406,193	27,734
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$427,116

	Net Assets	Outstanding	Unit Value
	$427,116	20,470	$20.87

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$4,372
Net investment income (loss)	4,372

Gain (loss) on investments:
Net realized gain (loss)	(4,930)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(12,321)
Net gain (loss)	(17,251)

Increase (decrease) in net assets from operations	$(12,879)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,372	$3,128
Net realized gain (loss)	(4,930)	4,736
Realized gain distributions	-	50,886
Net change in unrealized appreciation (depreciation)	(12,321)	7,749

Increase (decrease) in net assets from operations	(12,879)	66,499

Contract owner transactions:
Proceeds from units sold	22,811	15,997
Cost of units redeemed	(13,272)	(26,626)
Account charges	(12,023)	(14,584)
Increase (decrease)	(2,484)	(25,213)
Net increase (decrease)	(15,363)	41,286
Net assets, beginning	442,479	401,193
Net assets, ending	$427,116	$442,479

Units sold	1,410	779
Units redeemed	(1,591)	(1,987)
Net increase (decrease)	(181)	(1,208)
Units outstanding, beginning	20,651	21,859
Units outstanding, ending	20,470	20,651

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,024,116
Cost of units redeemed/account charges	(3,190,259)
Net investment income (loss)	64,036
Net realized gain (loss)	118,277
Realized gain distributions	390,023
Net change in unrealized appreciation (depreciation)	20,923
Net assets	$427,116

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$20.87	20	$427	N/A	-2.6%
12/31/2019	21.43	21	442	N/A	16.7%
12/31/2018	18.35	22	401	N/A	-15.3%
12/31/2017	21.66	23	491	N/A	16.7%
12/31/2016	18.56	27	499	N/A	16.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.0%
2019	0.7%
2018	0.7%
2017	0.8%
2016	0.6%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
Neuberger Berman Short Duration Bond Portfolio I Class - 02-875
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$207,489	$210,266	19,427
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$207,489

	Net Assets	Outstanding	Unit Value
	$207,489	30,268	$6.86

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$4,908
Net investment income (loss)	4,908

Gain (loss) on investments:
Net realized gain (loss)	(1,396)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	3,705
Net gain (loss)	2,309

Increase (decrease) in net assets from operations	$7,217

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,908	$4,862
Net realized gain (loss)	(1,396)	(483)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	3,705	3,415

Increase (decrease) in net assets from operations	7,217	7,794

Contract owner transactions:
Proceeds from units sold	21,078	49,144
Cost of units redeemed	(48,615)	(3,828)
Account charges	(14,259)	(13,945)
Increase (decrease)	(41,796)	31,371
Net increase (decrease)	(34,579)	39,165
Net assets, beginning	242,068	202,903
Net assets, ending	$207,489	$242,068

Units sold	3,189	7,498
Units redeemed	(9,454)	(2,716)
Net increase (decrease)	(6,265)	4,782
Units outstanding, beginning	36,533	31,751
Units outstanding, ending	30,268	36,533

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$7,463,795
Cost of units redeemed/account charges	(7,457,147)
Net investment income (loss)	367,057
Net realized gain (loss)	(163,439)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(2,777)
Net assets	$207,489

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$6.86	30	$207	N/A	3.5%
12/31/2019	6.63	37	242	N/A	3.7%
12/31/2018	6.39	32	203	N/A	1.0%
12/31/2017	6.33	34	214	N/A	0.9%
12/31/2016	6.27	42	263	N/A	1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.2%
2019	2.2%
2018	1.5%
2017	1.3%
2016	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
Neuberger Berman AMT Mid Cap Growth Portfolio Service Class - 02-866
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$374,642	$243,569	10,389
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$374,642

	Net Assets	Outstanding	Unit Value
	$374,642	12,655	$29.60

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	6,013
Realized gain distributions	16,756
Net change in unrealized appreciation (depreciation)	85,166
Net gain (loss)	107,935

Increase (decrease) in net assets from operations	$107,935

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	6,013	3,039
Realized gain distributions	16,756	21,852
Net change in unrealized appreciation (depreciation)	85,166	51,773

Increase (decrease) in net assets from operations	107,935	76,664

Contract owner transactions:
Proceeds from units sold	4,917	10,084
Cost of units redeemed	(32,782)	(14,241)
Account charges	(9,486)	(9,158)
Increase (decrease)	(37,351)	(13,315)
Net increase (decrease)	70,584	63,349
Net assets, beginning	304,058	240,709
Net assets, ending	$374,642	$304,058

Units sold	746	508
Units redeemed	(2,440)	(1,209)
Net increase (decrease)	(1,694)	(701)
Units outstanding, beginning	14,349	15,050
Units outstanding, ending	12,655	14,349

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$576,076
Cost of units redeemed/account charges	(491,222)
Net investment income (loss)	-
Net realized gain (loss)	52,376
Realized gain distributions	106,339
Net change in unrealized appreciation (depreciation)	131,073
Net assets	$374,642

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$29.60	13	$375	N/A	39.7%
12/31/2019	21.19	14	304	N/A	32.5%
12/31/2018	15.99	15	241	N/A	-6.6%
12/31/2017	17.12	16	276	N/A	24.6%
12/31/2016	13.74	15	202	N/A	4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
Pioneer Equity Income VCT Portfolio I Class - 02-CPF
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,402,208	$12,153,266	541,871
Receivables: investments sold	2,226
Payables: investments purchased	-
Net assets	$8,404,434

	Net Assets	Outstanding	Unit Value
	$8,404,434	1,267,500	$6.63

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$209,586
Net investment income (loss)	209,586

Gain (loss) on investments:
Net realized gain (loss)	(547,563)
Realized gain distributions	304,161
Net change in unrealized appreciation (depreciation)	(31,690)
Net gain (loss)	(275,092)

Increase (decrease) in net assets from operations	$(65,506)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$209,586	$230,528
Net realized gain (loss)	(547,563)	(339,789)
Realized gain distributions	304,161	3,524,691
Net change in unrealized appreciation (depreciation)	(31,690)	(1,518,909)

Increase (decrease) in net assets from operations	(65,506)	1,896,521

Contract owner transactions:
Proceeds from units sold	490,867	360,186
Cost of units redeemed	(747,415)	(453,195)
Account charges	(321,242)	(360,019)
Increase (decrease)	(577,790)	(453,028)
Net increase (decrease)	(643,296)	1,443,493
Net assets, beginning	9,047,730	7,604,237
Net assets, ending	$8,404,434	$9,047,730

Units sold	89,247	60,719
Units redeemed	(185,675)	(136,111)
Net increase (decrease)	(96,428)	(75,392)
Units outstanding, beginning	1,363,928	1,439,320
Units outstanding, ending	1,267,500	1,363,928

* Date of Fund Inception into Variable Account: 10 /21 /2016
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$10,259,864
Cost of units redeemed/account charges	(4,177,066)
Net investment income (loss)	829,012
Net realized gain (loss)	(967,543)
Realized gain distributions	6,211,225
Net change in unrealized appreciation (depreciation)	(3,751,058)
Net assets	$8,404,434

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$6.63	1,268	$8,404	N/A	0.0%
12/31/2019	6.63	1,364	9,048	N/A	25.6%
12/31/2018	5.28	1,439	7,604	N/A	-8.6%
12/31/2017	5.78	1,572	9,089	N/A	15.5%
12/31/2016	5.01	1,629	8,153	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.4%
2019	2.8%
2018	2.5%
2017	1.7%
2016	0.8%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
Pioneer Fund VCT Portfolio I Class - 02-596
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$668,798	$699,567	39,738
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$668,798

	Net Assets	Outstanding	Unit Value
	$668,798	40,505	$16.51

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$5,082
Net investment income (loss)	5,082

Gain (loss) on investments:
Net realized gain (loss)	(29,577)
Realized gain distributions	56,581
Net change in unrealized appreciation (depreciation)	118,187
Net gain (loss)	145,191

Increase (decrease) in net assets from operations	$150,273

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$5,082	$6,469
Net realized gain (loss)	(29,577)	(16,680)
Realized gain distributions	56,581	96,243
Net change in unrealized appreciation (depreciation)	118,187	85,297

Increase (decrease) in net assets from operations	150,273	171,329

Contract owner transactions:
Proceeds from units sold	20,157	19,467
Cost of units redeemed	(164,110)	(34,917)
Account charges	(29,767)	(31,310)
Increase (decrease)	(173,720)	(46,760)
Net increase (decrease)	(23,447)	124,569
Net assets, beginning	692,245	567,676
Net assets, ending	$668,798	$692,245

Units sold	1,595	1,681
Units redeemed	(13,194)	(5,692)
Net increase (decrease)	(11,599)	(4,011)
Units outstanding, beginning	52,104	56,115
Units outstanding, ending	40,505	52,104

* Date of Fund Inception into Variable Account: 5 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$13,524,914
Cost of units redeemed/account charges	(15,077,232)
Net investment income (loss)	520,684
Net realized gain (loss)	127,967
Realized gain distributions	1,603,234
Net change in unrealized appreciation (depreciation)	(30,769)
Net assets	$668,798

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$16.51	41	$669	N/A	24.3%
12/31/2019	13.29	52	692	N/A	31.3%
12/31/2018	10.12	56	568	N/A	-1.5%
12/31/2017	10.27	72	736	N/A	21.7%
12/31/2016	8.44	70	588	N/A	9.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.7%
2019	1.0%
2018	1.1%
2017	1.2%
2016	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
Pioneer Select Mid Cap Growth VCT Portfolio I Class - 02-597
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,415,681	$1,663,860	64,379
Receivables: investments sold	-
Payables: investments purchased	(179)
Net assets	$2,415,502

	Net Assets	Outstanding	Unit Value
	$2,415,502	73,309	$32.95

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	30,422
Realized gain distributions	136,770
Net change in unrealized appreciation (depreciation)	528,799
Net gain (loss)	695,991

Increase (decrease) in net assets from operations	$695,991

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	30,422	18,456
Realized gain distributions	136,770	213,296
Net change in unrealized appreciation (depreciation)	528,799	244,125

Increase (decrease) in net assets from operations	695,991	475,877

Contract owner transactions:
Proceeds from units sold	153,637	43,010
Cost of units redeemed	(172,797)	(114,546)
Account charges	(70,157)	(64,833)
Increase (decrease)	(89,317)	(136,369)
Net increase (decrease)	606,674	339,508
Net assets, beginning	1,808,828	1,469,320
Net assets, ending	$2,415,502	$1,808,828

Units sold	6,984	2,000
Units redeemed	(10,076)	(8,191)
Net increase (decrease)	(3,092)	(6,191)
Units outstanding, beginning	76,401	82,592
Units outstanding, ending	73,309	76,401

* Date of Fund Inception into Variable Account: 5 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$6,013,469
Cost of units redeemed/account charges	(6,858,966)
Net investment income (loss)	80,776
Net realized gain (loss)	462,922
Realized gain distributions	1,965,480
Net change in unrealized appreciation (depreciation)	751,821
Net assets	$2,415,502

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$32.95	73	$2,416	N/A	39.2%
12/31/2019	23.68	76	1,809	N/A	33.1%
12/31/2018	17.79	83	1,469	N/A	-6.5%
12/31/2017	19.02	100	1,901	N/A	30.0%
12/31/2016	14.63	116	1,700	N/A	3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.1%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
Pioneer Equity Income VCT Portfolio II Class - 02-598
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$57,986	$79,261	3,672
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$57,986

	Net Assets	Outstanding	Unit Value
	$57,986	2,974	$19.50

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,235
Net investment income (loss)	1,235

Gain (loss) on investments:
Net realized gain (loss)	(623)
Realized gain distributions	1,983
Net change in unrealized appreciation (depreciation)	(2,193)
Net gain (loss)	(833)

Increase (decrease) in net assets from operations	$402

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,235	$1,161
Net realized gain (loss)	(623)	(872)
Realized gain distributions	1,983	19,748
Net change in unrealized appreciation (depreciation)	(2,193)	(9,481)

Increase (decrease) in net assets from operations	402	10,556

Contract owner transactions:
Proceeds from units sold	6,987	2,043
Cost of units redeemed	(236)	(211)
Account charges	(1,421)	(1,728)
Increase (decrease)	5,330	104
Net increase (decrease)	5,732	10,660
Net assets, beginning	52,254	41,594
Net assets, ending	$57,986	$52,254

Units sold	399	117
Units redeemed	(98)	(108)
Net increase (decrease)	301	9
Units outstanding, beginning	2,673	2,664
Units outstanding, ending	2,974	2,673

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$58,823
Cost of units redeemed/account charges	(20,013)
Net investment income (loss)	4,968
Net realized gain (loss)	974
Realized gain distributions	34,509
Net change in unrealized appreciation (depreciation)	(21,275)
Net assets	$57,986

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$19.50	3	$58	N/A	-0.3%
12/31/2019	19.55	3	52	N/A	25.2%
12/31/2018	15.61	3	42	N/A	-8.8%
12/31/2017	17.11	3	46	N/A	15.2%
12/31/2016	14.86	3	39	N/A	19.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.2%
2019	2.5%
2018	2.3%
2017	1.5%
2016	0.9%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
Pioneer Bond VCT Portfolio I Class - 02-CPG
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,953,730	$4,607,873	420,492
Receivables: investments sold	-
Payables: investments purchased	(331)
Net assets	$4,953,399

	Net Assets	Outstanding	Unit Value
	$4,953,399	807,258	$6.14

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$149,823
Net investment income (loss)	149,823

Gain (loss) on investments:
Net realized gain (loss)	22,251
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	238,754
Net gain (loss)	261,005

Increase (decrease) in net assets from operations	$410,828

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$149,823	$160,462
Net realized gain (loss)	22,251	841
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	238,754	268,966

Increase (decrease) in net assets from operations	410,828	430,269

Contract owner transactions:
Proceeds from units sold	336,028	569,037
Cost of units redeemed	(610,283)	(420,598)
Account charges	(216,736)	(216,084)
Increase (decrease)	(490,991)	(67,645)
Net increase (decrease)	(80,163)	362,624
Net assets, beginning	5,033,562	4,670,938
Net assets, ending	$4,953,399	$5,033,562

Units sold	59,233	105,569
Units redeemed	(143,792)	(118,189)
Net increase (decrease)	(84,559)	(12,620)
Units outstanding, beginning	891,817	904,437
Units outstanding, ending	807,258	891,817

* Date of Fund Inception into Variable Account: 10 /21 /2016
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$6,802,541
Cost of units redeemed/account charges	(2,841,830)
Net investment income (loss)	598,649
Net realized gain (loss)	17,654
Realized gain distributions	30,528
Net change in unrealized appreciation (depreciation)	345,857
Net assets	$4,953,399

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$6.14	807	$4,953	N/A	8.7%
12/31/2019	5.64	892	5,034	N/A	9.3%
12/31/2018	5.16	904	4,671	N/A	-0.8%
12/31/2017	5.21	908	4,728	N/A	4.0%
12/31/2016	5.01	791	3,963	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.0%
2019	3.3%
2018	3.3%
2017	2.9%
2016	0.3%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
Royce Capital Small-Cap Portfolio Investor Class - 02-750
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$50,588	$55,221	6,827
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$50,588

	Net Assets	Outstanding	Unit Value
	$50,588	5,096	$9.93

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$451
Net investment income (loss)	451

Gain (loss) on investments:
Net realized gain (loss)	(2,430)
Realized gain distributions	820
Net change in unrealized appreciation (depreciation)	(3,109)
Net gain (loss)	(4,719)

Increase (decrease) in net assets from operations	$(4,268)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$451	$367
Net realized gain (loss)	(2,430)	322
Realized gain distributions	820	6,594
Net change in unrealized appreciation (depreciation)	(3,109)	2,450

Increase (decrease) in net assets from operations	(4,268)	9,733

Contract owner transactions:
Proceeds from units sold	4,983	2,916
Cost of units redeemed	(4,178)	(6,706)
Account charges	(2,979)	(3,350)
Increase (decrease)	(2,174)	(7,140)
Net increase (decrease)	(6,442)	2,593
Net assets, beginning	57,030	54,437
Net assets, ending	$50,588	$57,030

Units sold	644	293
Units redeemed	(882)	(1,001)
Net increase (decrease)	(238)	(708)
Units outstanding, beginning	5,334	6,042
Units outstanding, ending	5,096	5,334

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$180,996
Cost of units redeemed/account charges	(172,380)
Net investment income (loss)	4,555
Net realized gain (loss)	(803)
Realized gain distributions	42,853
Net change in unrealized appreciation (depreciation)	(4,633)
Net assets	$50,588

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$9.93	5	$51	N/A	-7.2%
12/31/2019	10.69	5	57	N/A	18.7%
12/31/2018	9.01	6	54	N/A	-8.3%
12/31/2017	9.83	10	97	N/A	5.4%
12/31/2016	9.33	6	58	N/A	21.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.8%
2019	0.7%
2018	0.6%
2017	1.1%
2016	1.7%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
T. Rowe Price Equity Income Portfolio - 02-580
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,133,822	$4,798,338	195,873
Receivables: investments sold	16
Payables: investments purchased	-
Net assets	$5,133,838

	Net Assets	Outstanding	Unit Value
	$5,133,838	240,534	$21.34

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$111,307
Net investment income (loss)	111,307

Gain (loss) on investments:
Net realized gain (loss)	(27,082)
Realized gain distributions	110,219
Net change in unrealized appreciation (depreciation)	(210,010)
Net gain (loss)	(126,873)

Increase (decrease) in net assets from operations	$(15,566)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$111,307	$128,892
Net realized gain (loss)	(27,082)	45,796
Realized gain distributions	110,219	350,757
Net change in unrealized appreciation (depreciation)	(210,010)	760,182

Increase (decrease) in net assets from operations	(15,566)	1,285,627

Contract owner transactions:
Proceeds from units sold	270,767	235,237
Cost of units redeemed	(754,307)	(409,776)
Account charges	(214,447)	(244,763)
Increase (decrease)	(697,987)	(419,302)
Net increase (decrease)	(713,553)	866,325
Net assets, beginning	5,847,391	4,981,066
Net assets, ending	$5,133,838	$5,847,391

Units sold	15,809	12,407
Units redeemed	(52,483)	(33,674)
Net increase (decrease)	(36,674)	(21,267)
Units outstanding, beginning	277,208	298,475
Units outstanding, ending	240,534	277,208

* Date of Fund Inception into Variable Account: 4 /30 /1998
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$21,810,655
Cost of units redeemed/account charges	(24,467,645)
Net investment income (loss)	2,415,955
Net realized gain (loss)	1,400,927
Realized gain distributions	3,638,462
Net change in unrealized appreciation (depreciation)	335,484
Net assets	$5,133,838

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$21.34	241	$5,134	N/A	1.2%
12/31/2019	21.09	277	5,847	N/A	26.4%
12/31/2018	16.69	298	4,981	N/A	-9.5%
12/31/2017	18.44	343	6,328	N/A	16.0%
12/31/2016	15.89	378	6,013	N/A	19.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.0%
2019	2.4%
2018	2.0%
2017	1.7%
2016	2.3%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
T. Rowe Price Limited-Term Bond Portfolio - 02-585
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$959,957	$945,601	191,988
Receivables: investments sold	-
Payables: investments purchased	(15)
Net assets	$959,942

	Net Assets	Outstanding	Unit Value
	$959,942	97,623	$9.83

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$17,431
Net investment income (loss)	17,431

Gain (loss) on investments:
Net realized gain (loss)	(545)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	23,683
Net gain (loss)	23,138

Increase (decrease) in net assets from operations	$40,569

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$17,431	$21,339
Net realized gain (loss)	(545)	(1,392)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	23,683	18,027

Increase (decrease) in net assets from operations	40,569	37,974

Contract owner transactions:
Proceeds from units sold	155,651	34,773
Cost of units redeemed	(81,128)	(44,765)
Account charges	(43,376)	(43,120)
Increase (decrease)	31,147	(53,112)
Net increase (decrease)	71,716	(15,138)
Net assets, beginning	888,226	903,364
Net assets, ending	$959,942	$888,226

Units sold	16,259	3,805
Units redeemed	(13,225)	(9,609)
Net increase (decrease)	3,034	(5,804)
Units outstanding, beginning	94,589	100,393
Units outstanding, ending	97,623	94,589

* Date of Fund Inception into Variable Account: 5 /1 /2000
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$15,946,278
Cost of units redeemed/account charges	(16,307,658)
Net investment income (loss)	1,341,498
Net realized gain (loss)	(98,083)
Realized gain distributions	63,551
Net change in unrealized appreciation (depreciation)	14,356
Net assets	$959,942

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$9.83	98	$960	N/A	4.7%
12/31/2019	9.39	95	888	N/A	4.4%
12/31/2018	9.00	100	903	N/A	1.2%
12/31/2017	8.89	119	1,059	N/A	1.1%
12/31/2016	8.80	141	1,241	N/A	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.9%
2019	2.4%
2018	2.0%
2017	1.5%
2016	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
T. Rowe Price Mid-Cap Growth Portfolio - 02-586
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,964,326	$3,038,756	118,437
Receivables: investments sold	-
Payables: investments purchased	(226)
Net assets	$3,964,100

	Net Assets	Outstanding	Unit Value
	$3,964,100	97,222	$40.77

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	66,336
Realized gain distributions	253,602
Net change in unrealized appreciation (depreciation)	455,866
Net gain (loss)	775,804

Increase (decrease) in net assets from operations	$775,804

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$4,544
Net realized gain (loss)	66,336	20,828
Realized gain distributions	253,602	246,517
Net change in unrealized appreciation (depreciation)	455,866	595,372

Increase (decrease) in net assets from operations	775,804	867,261

Contract owner transactions:
Proceeds from units sold	145,627	62,425
Cost of units redeemed	(379,311)	(105,319)
Account charges	(108,923)	(109,936)
Increase (decrease)	(342,607)	(152,830)
Net increase (decrease)	433,197	714,431
Net assets, beginning	3,530,903	2,816,472
Net assets, ending	$3,964,100	$3,530,903

Units sold	4,548	2,152
Units redeemed	(14,537)	(7,218)
Net increase (decrease)	(9,989)	(5,066)
Units outstanding, beginning	107,211	112,277
Units outstanding, ending	97,222	107,211

* Date of Fund Inception into Variable Account: 5 /1 /2000
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$6,912,954
Cost of units redeemed/account charges	(9,393,147)
Net investment income (loss)	13,082
Net realized gain (loss)	1,175,746
Realized gain distributions	4,329,895
Net change in unrealized appreciation (depreciation)	925,570
Net assets	$3,964,100

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$40.77	97	$3,964	N/A	23.8%
12/31/2019	32.93	107	3,531	N/A	31.3%
12/31/2018	25.09	112	2,816	N/A	-2.0%
12/31/2017	25.61	136	3,482	N/A	24.8%
12/31/2016	20.52	146	2,990	N/A	6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.1%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
T. Rowe Price Blue Chip Growth Portfolio - 02-124
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,164,298	$2,952,283	141,265
Receivables: investments sold	-
Payables: investments purchased	(724)
Net assets	$7,163,574

	Net Assets	Outstanding	Unit Value
	$7,163,574	213,757	$33.51

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	793,318
Realized gain distributions	228,574
Net change in unrealized appreciation (depreciation)	927,093
Net gain (loss)	1,948,985

Increase (decrease) in net assets from operations	$1,948,985

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	793,318	397,201
Realized gain distributions	228,574	160,004
Net change in unrealized appreciation (depreciation)	927,093	1,017,466

Increase (decrease) in net assets from operations	1,948,985	1,574,671

Contract owner transactions:
Proceeds from units sold	474,490	259,455
Cost of units redeemed	(1,393,965)	(692,108)
Account charges	(275,035)	(268,596)
Increase (decrease)	(1,194,510)	(701,249)
Net increase (decrease)	754,475	873,422
Net assets, beginning	6,409,099	5,535,677
Net assets, ending	$7,163,574	$6,409,099

Units sold	17,867	11,606
Units redeemed	(60,910)	(42,904)
Net increase (decrease)	(43,043)	(31,298)
Units outstanding, beginning	256,800	288,098
Units outstanding, ending	213,757	256,800

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$12,495,366
Cost of units redeemed/account charges	(14,092,622)
Net investment income (loss)	5,490
Net realized gain (loss)	3,895,812
Realized gain distributions	647,513
Net change in unrealized appreciation (depreciation)	4,212,015
Net assets	$7,163,574

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$33.51	214	$7,164	N/A	34.3%
12/31/2019	24.96	257	6,409	N/A	29.9%
12/31/2018	19.21	288	5,536	N/A	1.9%
12/31/2017	18.85	360	6,788	N/A	36.2%
12/31/2016	13.85	410	5,682	N/A	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
Timothy Plan Strategic Growth Variable - 02-127
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$214,281	$185,073	17,930
Receivables: investments sold	-
Payables: investments purchased	(7)
Net assets	$214,274

	Net Assets	Outstanding	Unit Value
	$214,274	20,482	$10.46

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,020
Net investment income (loss)	1,020

Gain (loss) on investments:
Net realized gain (loss)	(9,073)
Realized gain distributions	9,399
Net change in unrealized appreciation (depreciation)	(6,364)
Net gain (loss)	(6,038)

Increase (decrease) in net assets from operations	$(5,018)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,020	$2,185
Net realized gain (loss)	(9,073)	719
Realized gain distributions	9,399	2,952
Net change in unrealized appreciation (depreciation)	(6,364)	45,143

Increase (decrease) in net assets from operations	(5,018)	50,999

Contract owner transactions:
Proceeds from units sold	41,119	12,767
Cost of units redeemed	(122,863)	(1,620)
Account charges	(8,195)	(10,434)
Increase (decrease)	(89,939)	713
Net increase (decrease)	(94,957)	51,712
Net assets, beginning	309,231	257,519
Net assets, ending	$214,274	$309,231

Units sold	4,551	1,426
Units redeemed	(16,341)	(1,346)
Net increase (decrease)	(11,790)	80
Units outstanding, beginning	32,272	32,192
Units outstanding, ending	20,482	32,272

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,834,546
Cost of units redeemed/account charges	(1,739,437)
Net investment income (loss)	35,966
Net realized gain (loss)	(49,767)
Realized gain distributions	103,758
Net change in unrealized appreciation (depreciation)	29,208
Net assets	$214,274

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$10.46	20	$214	N/A	9.2%
12/31/2019	9.58	32	309	N/A	19.8%
12/31/2018	8.00	32	258	N/A	-11.9%
12/31/2017	9.08	33	298	N/A	12.1%
12/31/2016	8.10	41	333	N/A	5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.4%
2019	0.8%
2018	1.1%
2017	0.3%
2016	0.4%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
Timothy Plan Conservative Growth Variable - 02-126
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$502,144	$487,036	43,102
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$502,144

	Net Assets	Outstanding	Unit Value
	$502,144	49,274	$10.19

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$3,397
Net investment income (loss)	3,397

Gain (loss) on investments:
Net realized gain (loss)	(1,877)
Realized gain distributions	17,071
Net change in unrealized appreciation (depreciation)	18,230
Net gain (loss)	33,424

Increase (decrease) in net assets from operations	$36,821

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,397	$5,347
Net realized gain (loss)	(1,877)	(216)
Realized gain distributions	17,071	19,011
Net change in unrealized appreciation (depreciation)	18,230	41,141

Increase (decrease) in net assets from operations	36,821	65,283

Contract owner transactions:
Proceeds from units sold	9,783	8,761
Cost of units redeemed	(10,364)	(885)
Account charges	(12,655)	(12,294)
Increase (decrease)	(13,236)	(4,418)
Net increase (decrease)	23,585	60,865
Net assets, beginning	478,559	417,694
Net assets, ending	$502,144	$478,559

Units sold	1,066	985
Units redeemed	(2,620)	(1,477)
Net increase (decrease)	(1,554)	(492)
Units outstanding, beginning	50,828	51,320
Units outstanding, ending	49,274	50,828

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$976,947
Cost of units redeemed/account charges	(692,814)
Net investment income (loss)	83,025
Net realized gain (loss)	(44,563)
Realized gain distributions	164,441
Net change in unrealized appreciation (depreciation)	15,108
Net assets	$502,144

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$10.19	49	$502	N/A	8.2%
12/31/2019	9.42	51	479	N/A	15.7%
12/31/2018	8.14	51	418	N/A	-8.8%
12/31/2017	8.92	52	461	N/A	9.3%
12/31/2016	8.16	52	427	N/A	5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.7%
2019	1.2%
2018	1.1%
2017	0.6%
2016	0.7%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
Vanguard VIF Mid-Cap Index Portfolio - 02-118
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,214,002	$3,079,084	163,508
Receivables: investments sold	-
Payables: investments purchased	(392)
Net assets	$4,213,610

	Net Assets	Outstanding	Unit Value
	$4,213,610	180,858	$23.30

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$53,193
Net investment income (loss)	53,193

Gain (loss) on investments:
Net realized gain (loss)	29,167
Realized gain distributions	199,166
Net change in unrealized appreciation (depreciation)	335,688
Net gain (loss)	564,021

Increase (decrease) in net assets from operations	$617,214

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$53,193	$55,079
Net realized gain (loss)	29,167	75,974
Realized gain distributions	199,166	283,920
Net change in unrealized appreciation (depreciation)	335,688	543,176

Increase (decrease) in net assets from operations	617,214	958,149

Contract owner transactions:
Proceeds from units sold	266,505	145,467
Cost of units redeemed	(277,422)	(412,923)
Account charges	(151,806)	(158,391)
Increase (decrease)	(162,723)	(425,847)
Net increase (decrease)	454,491	532,302
Net assets, beginning	3,759,119	3,226,817
Net assets, ending	$4,213,610	$3,759,119

Units sold	13,664	8,381
Units redeemed	(23,315)	(31,890)
Net increase (decrease)	(9,651)	(23,509)
Units outstanding, beginning	190,509	214,018
Units outstanding, ending	180,858	190,509

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$13,464,747
Cost of units redeemed/account charges	(13,056,373)
Net investment income (loss)	471,015
Net realized gain (loss)	292,240
Realized gain distributions	1,907,063
Net change in unrealized appreciation (depreciation)	1,134,918
Net assets	$4,213,610

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$23.30	181	$4,214	N/A	18.1%
12/31/2019	19.73	191	3,759	N/A	30.9%
12/31/2018	15.08	214	3,227	N/A	-9.3%
12/31/2017	16.63	194	3,225	N/A	19.1%
12/31/2016	13.96	247	3,447	N/A	11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.3%
2019	1.6%
2018	1.2%
2017	1.3%
2016	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
Vanguard VIF Small Company Growth Portfolio - 02-119
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$420,964	$248,978	17,187
Receivables: investments sold	-
Payables: investments purchased	(32)
Net assets	$420,932

	Net Assets	Outstanding	Unit Value
	$420,932	15,649	$26.90

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$13,227
Net investment income (loss)	13,227

Gain (loss) on investments:
Net realized gain (loss)	(293,113)
Realized gain distributions	191,152
Net change in unrealized appreciation (depreciation)	46,643
Net gain (loss)	(55,318)

Increase (decrease) in net assets from operations	$(42,091)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$13,227	$8,437
Net realized gain (loss)	(293,113)	(2,244)
Realized gain distributions	191,152	183,363
Net change in unrealized appreciation (depreciation)	46,643	255,079

Increase (decrease) in net assets from operations	(42,091)	444,635

Contract owner transactions:
Proceeds from units sold	78,846	481,576
Cost of units redeemed	(1,740,005)	(155,000)
Account charges	(41,916)	(83,769)
Increase (decrease)	(1,703,075)	242,807
Net increase (decrease)	(1,745,166)	687,442
Net assets, beginning	2,166,098	1,478,656
Net assets, ending	$420,932	$2,166,098

Units sold	4,319	24,464
Units redeemed	(87,869)	(12,016)
Net increase (decrease)	(83,550)	12,448
Units outstanding, beginning	99,199	86,751
Units outstanding, ending	15,649	99,199

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$12,238,783
Cost of units redeemed/account charges	(12,943,321)
Net investment income (loss)	64,184
Net realized gain (loss)	(362,860)
Realized gain distributions	1,252,160
Net change in unrealized appreciation (depreciation)	171,986
Net assets	$420,932

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$26.90	16	$421	N/A	23.2%
12/31/2019	21.84	99	2,166	N/A	28.1%
12/31/2018	17.04	87	1,479	N/A	-7.3%
12/31/2017	18.38	103	1,886	N/A	23.5%
12/31/2016	14.89	98	1,458	N/A	14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.0%
2019	0.5%
2018	0.5%
2017	0.4%
2016	0.3%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
Vanguard VIF Total Bond Market Index Portfolio - 02-121
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,221,913	$6,646,304	563,716
Receivables: investments sold	-
Payables: investments purchased	(706)
Net assets	$7,221,207

	Net Assets	Outstanding	Unit Value
	$7,221,207	745,855	$9.68

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$173,554
Net investment income (loss)	173,554

Gain (loss) on investments:
Net realized gain (loss)	38,237
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	305,301
Net gain (loss)	343,538

Increase (decrease) in net assets from operations	$517,092

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$173,554	$190,819
Net realized gain (loss)	38,237	5,643
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	305,301	395,267

Increase (decrease) in net assets from operations	517,092	591,729

Contract owner transactions:
Proceeds from units sold	620,979	321,044
Cost of units redeemed	(551,935)	(955,773)
Account charges	(294,453)	(299,512)
Increase (decrease)	(225,409)	(934,241)
Net increase (decrease)	291,683	(342,512)
Net assets, beginning	6,929,524	7,272,036
Net assets, ending	$7,221,207	$6,929,524

Units sold	66,252	37,530
Units redeemed	(90,387)	(145,678)
Net increase (decrease)	(24,135)	(108,148)
Units outstanding, beginning	769,990	878,138
Units outstanding, ending	745,855	769,990

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$18,135,392
Cost of units redeemed/account charges	(13,121,545)
Net investment income (loss)	1,341,269
Net realized gain (loss)	138,353
Realized gain distributions	152,129
Net change in unrealized appreciation (depreciation)	575,609
Net assets	$7,221,207

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$9.68	746	$7,221	N/A	7.6%
12/31/2019	9.00	770	6,930	N/A	8.7%
12/31/2018	8.28	878	7,272	N/A	-0.1%
12/31/2017	8.29	852	7,065	N/A	3.5%
12/31/2016	8.01	946	7,580	N/A	2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.5%
2019	2.7%
2018	2.2%
2017	2.4%
2016	2.4%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
Vanguard VIF Diversified Value Portfolio - 02-190
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$120,194	$125,066	8,747
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$120,194

	Net Assets	Outstanding	Unit Value
	$120,194	9,178	$13.10

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,994
Net investment income (loss)	2,994

Gain (loss) on investments:
Net realized gain (loss)	(7,747)
Realized gain distributions	19,369
Net change in unrealized appreciation (depreciation)	(3,965)
Net gain (loss)	7,657

Increase (decrease) in net assets from operations	$10,651

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,994	$3,686
Net realized gain (loss)	(7,747)	(1,773)
Realized gain distributions	19,369	7,318
Net change in unrealized appreciation (depreciation)	(3,965)	20,251

Increase (decrease) in net assets from operations	10,651	29,482

Contract owner transactions:
Proceeds from units sold	4,360	9,548
Cost of units redeemed	(10,888)	(25,705)
Account charges	(5,354)	(6,071)
Increase (decrease)	(11,882)	(22,228)
Net increase (decrease)	(1,231)	7,254
Net assets, beginning	121,425	114,171
Net assets, ending	$120,194	$121,425

Units sold	417	954
Units redeemed	(1,603)	(2,839)
Net increase (decrease)	(1,186)	(1,885)
Units outstanding, beginning	10,364	12,249
Units outstanding, ending	9,178	10,364

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,299,873
Cost of units redeemed/account charges	(4,935,393)
Net investment income (loss)	242,323
Net realized gain (loss)	1,338,965
Realized gain distributions	179,298
Net change in unrealized appreciation (depreciation)	(4,872)
Net assets	$120,194

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$13.10	9	$120	N/A	11.8%
12/31/2019	11.72	10	121	N/A	25.7%
12/31/2018	9.32	12	114	N/A	-9.1%
12/31/2017	10.26	13	130	N/A	13.2%
12/31/2016	9.06	13	115	N/A	13.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.5%
2019	3.1%
2018	2.6%
2017	2.7%
2016	2.7%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
Alger Small Cap Growth Portfolio I-2 Class - 02-515
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,159,898	$3,585,300	115,213
Receivables: investments sold	-
Payables: investments purchased	(654)
Net assets	$5,159,244

	Net Assets	Outstanding	Unit Value
	$5,159,244	231,015	$22.33

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$43,100
Net investment income (loss)	43,100

Gain (loss) on investments:
Net realized gain (loss)	95,544
Realized gain distributions	289,163
Net change in unrealized appreciation (depreciation)	1,364,612
Net gain (loss)	1,749,319

Increase (decrease) in net assets from operations	$1,792,419

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$43,100	$-
Net realized gain (loss)	95,544	10,318
Realized gain distributions	289,163	92,986
Net change in unrealized appreciation (depreciation)	1,364,612	306,649

Increase (decrease) in net assets from operations	1,792,419	409,953

Contract owner transactions:
Proceeds from units sold	2,015,035	45,830
Cost of units redeemed	(290,561)	(61,616)
Account charges	(110,299)	(56,224)
Increase (decrease)	1,614,175	(72,010)
Net increase (decrease)	3,406,594	337,943
Net assets, beginning	1,752,650	1,414,707
Net assets, ending	$5,159,244	$1,752,650

Units sold	124,838	3,861
Units redeemed	(25,000)	(9,631)
Net increase (decrease)	99,838	(5,770)
Units outstanding, beginning	131,177	136,947
Units outstanding, ending	231,015	131,177

* Date of Fund Inception into Variable Account: 5 /1 /2000
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$15,400,264
Cost of units redeemed/account charges	(15,211,586)
Net investment income (loss)	43,227
Net realized gain (loss)	1,016,241
Realized gain distributions	2,336,500
Net change in unrealized appreciation (depreciation)	1,574,598
Net assets	$5,159,244

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$22.33	231	$5,159	N/A	67.2%
12/31/2019	13.36	131	1,753	N/A	29.3%
12/31/2018	10.33	137	1,415	N/A	1.4%
12/31/2017	10.18	152	1,549	N/A	28.7%
12/31/2016	7.91	172	1,360	N/A	6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.2%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
Alger Large Cap Growth Portfolio I-2 Class - 02-500
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,482,804	$5,424,128	101,045
Receivables: investments sold	-
Payables: investments purchased	(44,113)
Net assets	$9,438,691

	Net Assets	Outstanding	Unit Value
	$9,438,691	264,713	$35.66

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$13,494
Net investment income (loss)	13,494

Gain (loss) on investments:
Net realized gain (loss)	340,803
Realized gain distributions	1,206,497
Net change in unrealized appreciation (depreciation)	2,400,151
Net gain (loss)	3,947,451

Increase (decrease) in net assets from operations	$3,960,945

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$13,494	$-
Net realized gain (loss)	340,803	102,355
Realized gain distributions	1,206,497	116,325
Net change in unrealized appreciation (depreciation)	2,400,151	1,187,661

Increase (decrease) in net assets from operations	3,960,945	1,406,341

Contract owner transactions:
Proceeds from units sold	220,200	249,645
Cost of units redeemed	(776,953)	(344,606)
Account charges	(276,824)	(247,878)
Increase (decrease)	(833,577)	(342,839)
Net increase (decrease)	3,127,368	1,063,502
Net assets, beginning	6,311,323	5,247,821
Net assets, ending	$9,438,691	$6,311,323

Units sold	8,682	13,146
Units redeemed	(39,617)	(30,761)
Net increase (decrease)	(30,935)	(17,615)
Units outstanding, beginning	295,648	313,263
Units outstanding, ending	264,713	295,648

* Date of Fund Inception into Variable Account: 4 /30 /1998
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$26,633,166
Cost of units redeemed/account charges	(27,019,863)
Net investment income (loss)	1,873,424
Net realized gain (loss)	(484,532)
Realized gain distributions	4,377,820
Net change in unrealized appreciation (depreciation)	4,058,676
Net assets	$9,438,691

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$35.66	265	$9,439	N/A	67.0%
12/31/2019	21.35	296	6,311	N/A	27.4%
12/31/2018	16.75	313	5,248	N/A	2.2%
12/31/2017	16.39	360	5,899	N/A	28.5%
12/31/2016	12.76	389	4,968	N/A	-0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.2%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust

NOTES TO FINANCIAL STATEMENTS

1. Organization

The AUL American Individual Variable Life Unit Trust (“Variable Account”) was established by American United Life Insurance Company (“AUL”) on July 10, 1997, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account commenced operations on April 30, 1998. The Variable Account is a segregated investment account for individual variable life insurance contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by the following fund families:

Fund Families
AB	Fidelity	Pioneer
Alger	Franklin Templeton	Royce Capital
American Century	Goldman Sachs	T. Rowe Price
BNY Mellon	Invesco	Timothy Plan
Calvert	Janus	Vanguard
Columbia	Neuberger Berman

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Variable Account is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification 946, Financial Services - Investment Companies.

2. Summary of Significant Accounting Policies

This annual report includes information related to investment subaccounts which are available for investment as of December 31, 2020. This includes subaccounts for which there have been no investing transactions or income and expense transactions commenced during 2020.

Currently for years after offering of the subaccount but prior to commencement of investing transactions, management has presented the accumulation unit values, expenses as a percentage of average net assets, and total return for these investment subaccounts using an inception date accumulation unit value of $5.00, adjusted for performance of the underlying mutual fund investment and contractual expense rates.

The Report of Independent Auditors covers the accompanying statements of net assets of each of the subaccounts as of December 31, 2020, and the related statements of operations and of changes in net assets for each of the periods, including the related notes (collectively referred to as the “financial statements”).  The Report of Independent Auditors includes the subaccounts and periods that are audited.

Accumulation unit values and total returns for subaccounts with zero net assets at year end represent amounts based on the performance of the underlying mutual fund for the respective year, less contractual expense rates.

Investment transactions are accounted for on the trade date. Dividend income and capital gains from realized gain distributions are recorded on the ex-date and retain their character as distributed from the underlying fund. Realized gains and losses are calculated using a specific identification accounting basis.

Units Outstanding and Accumulation Unit Value

In the Statement of Net Assets, the units outstanding and accumulation unit values have been rounded to the nearest whole unit or nearest cent, respectively.

Fair Value Measurements

The value of the investments is based on the closing Net Asset Value (“NAV”) per share reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account. The value of the investments is generally classified as Level 1 in the fair value hierarchy as described below.

Various inputs are used in determining the value of the Variable Account’s subaccount investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	Unadjusted quoted prices in active markets for identical assets.

Level 2 –	Observable inputs, other than quoted prices in Level 1, that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –	Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Variable Account’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

AUL American Individual Variable Life Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

2. Summary of Significant Accounting Policies (continued)

The following is a summary of the inputs used as of December 31, 2020, in valuing the Variable Account’s subaccount investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Mutual Funds	$148,114,909	$-	$-	$148,114,909

It is the Variable Account’s policy to recognize transfers in and transfers out at fair value as of the beginning of the year. The Variable Account did not have any transfers between levels of the fair value hierarchy during the reporting year.

For the year ended December 31, 2020, the Variable Account did not change its valuation methodology and did not use significant unobservable inputs (Level 3) in determining the value of investments.

Taxes

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a “life insurance company” under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Management of the Variable Account has reviewed all open tax years of major jurisdictions and concluded that there are no significant uncertainties that would impact the Variable Account’s Statement of Net Assets or Statement of Operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates.

Reporting Periods

Periods less than a calendar year represent the date of first offering of the subaccount to the end of the applicable year. Expense ratios for such periods are annualized. Total returns and income ratios are not annualized.

3. Account Charges

With respect to variable life insurance policies funded by the Variable Account, total account charges during the years ended December 31, 2020 and 2019, were $5,350,210 and $5,424,585, respectively. The account charges, including mortality and expense charges, are recorded as redemptions of units in the accompanying Statement of Changes in Net Assets. Account charge deductions by policy are described as follows:

Modified Single Premium Policy: AUL assesses (1) cost of insurance charges, (2) monthly administrative charges not to exceed 0.40% of the account value on an annual basis, (3) mortality and expense charges of 0.90% per year for the first 10 policy years and 0.80% per year thereafter, (4) federal tax charges equal to 0.15% of the account value each year for the first 10 years, (5) an annual contract charge of $30 each year in which an individual policy’s account value does not exceed a specific amount, (6) in the event of surrender, a surrender charge of 10% decreasing to 0% of premiums surrendered, depending upon policy duration, and (7) monthly premium tax charges at an annual rate of 0.25% of the account value during the first 10 policy years. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

AUL American Individual Variable Life Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

3. Account Charges (continued)

Flexible Premium Adjustable Policy: AUL assesses (1) cost of insurance charges, (2) monthly administrative charges of $17.50 per month in the first year and $10 per month thereafter, (3) mortality and expense charges of 0.75% per year for the first 10 policy years and 0.25% thereafter, (4) state and local premium taxes of 2.5% of premium and sales charges of 2.5% of premium, and (5) in the event of a surrender, 100% of target premium for the first five contract years, reduced by 10% each year for contract years 6 through 15. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

American Accumulator Policy: AUL assesses (1) cost of insurance charges, (2) monthly administrative charges of $25 per month in the first year and $10 per month thereafter, (3) mortality and expense charges of 0.75% per year for the first 10 policy years and 0.25% thereafter, (4) premium expense charge is 6% of each premium paid, and (5) in the event of a surrender in policy year one, a surrender charge percentage is assessed based on issue age. The surrender charge percentage is then graded down over the next nine policy years. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

4. Investment Transactions

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2020, by each subaccount, are shown below:

Fund Name	Purchases	Sales
AB VPS International Growth Portfolio A Class - 02-376	$998	$83,208
AB VPS International Value Portfolio A Class - 02-377	53,516	2,139,677
AB VPS Small Mid Cap Value Portfolio A Class - 02-378	1,554	7,565
Alger Large Cap Growth Portfolio I-2 Class - 02-500	220,200	1,053,777
Alger Small Cap Growth Portfolio I-2 Class - 02-515	2,015,035	400,860
American Century VP Capital Appreciation Fund I Class - 02-410	7,523	24,777
American Century VP Income & Growth Fund I Class - 02-425	353,527	639,198
American Century VP International Fund I Class - 02-420	2,642,770	872,809
American Century VP Mid Cap Value Fund II Class - 02-397	8,675	21,831
American Century VP Ultra Fund I Class - 02-122	83,244	74,488
BNY Mellon Investment Portfolios, Small Cap Stock Index Port Ser Class - 02-646	14,840	1,327
BNY Mellon Investment Portfolios, Technology Growth Port Service Class - 02-650	49,659	103,310
BNY Mellon Variable Investment Fund, Appreciation Portfolio Service Cl - 02-645	1,816	5,785
Calvert VP SRI Mid Cap Growth Portfolio - 02-520	4,158	14,185
Columbia Variable Portfolio-Small Cap Value Fund 1 Class - 02-382	3,173	24,515
Columbia Variable Portfolio-US Government Mortgage Fund 1 Class - 02-384	287	271
Fidelity VIP Asset Manager Portfolio Initial Class - 02-230	60,737	144,979
Fidelity VIP Contrafund Portfolio Initial Class - 02-245	349,420	1,324,088
Fidelity VIP Equity-Income Portfolio Initial Class - 02-205	179,557	247,277
Fidelity VIP Freedom 2005 Portfolio Initial Class - 02-163	725	8,612
Fidelity VIP Freedom 2010 Portfolio Initial Class - 02-162	3	278
Fidelity VIP Freedom 2015 Portfolio Initial Class - 02-161	11,314	11,539
Fidelity VIP Freedom 2020 Portfolio Initial Class - 02-159	8,244	9,808
Fidelity VIP Freedom 2025 Portfolio Initial Class - 02-158	2,756	21,317
Fidelity VIP Freedom 2030 Portfolio Initial Class - 02-157	10,597	13,673
Fidelity VIP Freedom Income Portfolio Initial Class - 02-164	74	199
Fidelity VIP Government Money Market Portfolio Initial Class - 02-250	337,955	203,882
Fidelity VIP Growth Portfolio Initial Class - 02-210	274,802	829,955
Fidelity VIP High Income Portfolio Initial Class - 02-215	221,369	244,496
Fidelity VIP Index 500 Portfolio Initial Class - 02-225	413,237	1,432,318
Fidelity VIP Mid Cap Portfolio Service 2 Class - 02-941	3,185	107,402
Fidelity VIP Overseas Portfolio Initial Class - 02-220	102,029	236,135
Franklin Allocation VIP Fund 1 Class - 02-908	2,783	6,801
Franklin Small Cap Value VIP Fund 1 Class - 02-906	137,088	162,636
Goldman Sachs VIT Government Money Market Fund Service Class - 02-CGK	3,069,559	2,912,997
Invesco V.I. Core Equity Fund Series II Class - 02-826	-	54
Invesco V.I. Diversified Dividend Fund Series I Class - 02-861	10,940	31,798
Invesco V.I. Global Real Estate Fund Series I Class - 02-825	455,955	328,320
Invesco V.I. Health Care Fund Series I Class - 02-815	76,316	73,763
Invesco V.I. High Yield Fund Series I Class - 02-830	13,483	28,634
Invesco V.I. International Growth Fund Series II Class - 02-827	3,590	63,365
Invesco V.I. Managed Volatility Fund Series I Class - 02-820	37,379	28,448
Janus Henderson Balanced Portfolio Service Class - 02-611	176,027	1,233,153
Janus Henderson Flexible Bond Portfolio Institutional Class - 02-607	193,333	685,227
Janus Henderson Forty Portfolio Institutional Class - 02-602	75,328	33,096
Janus Henderson Global Research Portfolio Institutional Class - 02-606	155,812	328,893
Janus Henderson Mid Cap Value Portfolio Service Class - 02-259	$2,262	$4,661

AUL American Individual Variable Life Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
Janus Henderson Overseas Portfolio Service Class - 02-609	$3,264	$821
Neuberger Berman AMT Mid Cap Growth Portfolio Service Class - 02-866	4,917	42,268
Neuberger Berman Mid Cap Intrinsic Value Portfolio I Class - 02-870	22,811	25,295
Neuberger Berman Short Duration Bond Portfolio I Class - 02-875	21,078	62,874
Pioneer Bond VCT Portfolio I Class - 02-CPG	336,028	827,019
Pioneer Equity Income VCT Portfolio I Class - 02-CPF	490,867	1,068,657
Pioneer Equity Income VCT Portfolio II Class - 02-598	6,987	1,657
Pioneer Fund VCT Portfolio I Class - 02-596	20,157	193,877
Pioneer Select Mid Cap Growth VCT Portfolio I Class - 02-597	153,637	242,954
Royce Capital Small-Cap Portfolio Investor Class - 02-750	4,983	7,157
T. Rowe Price Blue Chip Growth Portfolio - 02-124	474,490	1,669,000
T. Rowe Price Equity Income Portfolio - 02-580	270,767	968,754
T. Rowe Price Limited-Term Bond Portfolio - 02-585	155,651	124,504
T. Rowe Price Mid-Cap Growth Portfolio - 02-586	145,627	488,234
Templeton Foreign VIP Fund 2 Class - 02-909	2,972	12,211
Templeton Global Bond VIP Fund 1 Class - 02-907	21,702	58,025
Timothy Plan Conservative Growth Variable - 02-126	9,783	23,019
Timothy Plan Strategic Growth Variable - 02-127	41,119	131,058
Vanguard VIF Diversified Value Portfolio - 02-190	4,360	16,242
Vanguard VIF Mid-Cap Index Portfolio - 02-118	266,505	429,228
Vanguard VIF Small Company Growth Portfolio - 02-119	78,846	1,781,921
Vanguard VIF Total Bond Market Index Portfolio - 02-121	620,979	846,388
Total	$15,004,364	$25,246,550

5.  Indemnifications

In the normal course of business, AUL enters into contracts with its vendors and others that provide for general indemnifications. The Variable Account’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Variable Account. However, based on experience, the Variable Account expects the likelihood of loss to be remote.

6. Subsequent Events

Management has evaluated the impact of all subsequent events through April 29, 2021, the date the financials were available to be issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

American United Life Insurance Company

(A wholly-owned subsidiary of OneAmerica Financial

Partners, Inc.)

Report of Independent Auditors on

Statutory Financial Statements and Supplemental Schedules

December 31, 2020 and 2019

Report of Independent Auditors

To the Board of Directors of American United Life Insurance Company

We have audited the accompanying statutory financial statements of American United Life Insurance Company, which comprise the statutory statements of admitted assets, liabilities and surplus as of December 31, 2020 and 2019 and the related statutory statements of operations, of changes in surplus, and of cash flows for the years then ended.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Indiana Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America are material.

PricewaterhouseCoopersLLP, 101 W. Washington Street, Suite 1300, Indianapolis, IN 46204
T:(317) 222 2202, F: (317) 940 7660, www.pwc.com/us

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for the years then ended.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance described in Note 2.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The supplemental schedule of assets and liabilities, summary investment schedule, schedule of investment risk interrogatories, and schedule of reinsurance disclosures (collectively, the “supplemental schedules”) of the Company as of December 31, 2020 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

Indianapolis, IN

March 25, 2021

American United Life Insurance Company

Statutory Statements of Admitted Assets, Liabilities and Surplus

December 31, 2020 and 2019

(In thousands)

	2020	2019
Admitted assets
Bonds, at amortized cost (market value of $13,491,379 and $11,418,243)	$12,168,892	$10,648,022
Stocks
Preferred, at cost (market value of $2,220 and $2,120)	2,000	2,000
Common
Affiliated (cost of $964 and $967)	5,075	4,765
Unaffiliated (cost of $82,738 and $78,190)	83,784	79,307
Mortgage loans	2,408,067	2,389,749
Real estate	89,281	95,561
Other invested assets	260,778	223,252
Securities lending reinvested collateral	657,363	250,082
Derivatives	100,790	52,560
Contract loans	441,012	408,098
Cash and cash equivalents (market value of $200,906 and $170,496)	200,906	170,496
Total cash and invested assets	16,417,948	14,323,892
Other
Premiums deferred and uncollected	87,673	83,804
Reinsurance receivables	26,416	25,247
Investment income due and accrued	109,975	104,836
Federal income tax recoverable	7,688	9,173
Net deferred tax asset	69,474	58,494
Corporate owned life insurance	389,549	362,213
Other assets	48,655	44,441
Separate account assets	18,670,021	16,376,804
Total admitted assets	$35,827,399	$31,388,904

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Admitted Assets, Liabilities and Surplus, continued

December 31, 2020 and 2019

(In thousands, except share amounts)

Liabilities and surplus
Policy reserves
Life reserves	$2,434,946	$2,233,215
Annuity reserves	9,887,564	9,019,261
Accident and health reserves	221,154	194,214
Other reserves	83,514	81,549
	12,627,178	11,528,239
Policy and contract liabilities
Policy claims in process of settlement	75,892	63,191
Policy dividends payable	28,652	28,579
Deposit-type contracts	1,875,097	1,682,907
Other policy and contract liabilities	2,415	2,428
	1,982,056	1,777,105
General liabilities and other reserves
Accrued commissions and general expenses	161,018	132,288
Taxes, licenses and fees	6,536	7,681
Federal income tax payable	-	3,345
Transfers from separate accounts, due or accrued	(3,959)	(4,446)
Asset valuation reserve	135,464	116,101
Interest maintenance reserve	4,062	2,170
Pension liability	16,785	13,894
Payable for securities lending	657,363	250,082
Derivatives	74,355	41,227
Other liabilities	173,454	119,718
Separate account liabilities	18,670,021	16,376,804
	19,895,099	17,058,864
Total liabilities	34,504,333	30,364,208

Common capital stock, $100 par value, authorized 50,000 shares; issued and outstanding 50,000 shares	5,000	5,000
Surplus notes	75,000	75,000
Gross paid in and contributed surplus	369,250	30,550
Unassigned surplus (includes deferred gain on reinsurance transaction of $9,145 and $14,014 in 2020 and 2019, respectively)	873,816	914,146
Total surplus	1,323,066	1,024,696
Total liabilities and surplus	$35,827,399	$31,388,904

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Operations

Years Ended December 31, 2020 and 2019

(In thousands)

	2020	2019

Premium and other income
Life and annuities	4,457,659	$4,135,651
Accident and health	180,845	168,051
Net investment income	581,555	583,589
Amortization of interest maintenance reserve	1,638	1,689
Ceding commissions, expense allowances and reserve adjustments	43,524	50,929
Other income	154,397	148,338
	5,419,617	5,088,247

Benefits and expenses
Death benefits	169,774	154,458
Accident and health and disability benefits	100,643	85,599
Annuity benefits	156,941	134,720
Surrender benefits and other fund withdrawals	3,654,907	3,688,660
Other benefits	54,107	47,011
Increase in policy reserves	1,095,274	668,911
Separate account transfers	(363,946)	(244,669)
General expenses	313,999	300,850
Commissions and service fees	183,948	195,875
Taxes, licenses and fees	28,322	27,221
Other	(322)	(4,069)
	5,393,645	5,054,567
Net gain from operations before dividends to policyholders, federal income taxes, and net realized capital gains (losses)	25,972	33,680

Dividends to policyholders	29,569	30,179
Federal income tax expense (benefit)	(5,913)	(1,710)
Net gain from operations before net realized capital gains (losses)	2,316	5,211

Net realized capital gains (losses), net of federal income tax expense of $1,551 and $3,345, and net transfers of capital gains (losses) to the interest maintenance reserve of $4,650 and $2,827, in 2020 and 2019, respectively	3,765	(5,125)
Net income	$6,081	$86

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Changes in Surplus

Years Ended December 31, 2020 and 2019

(In thousands)

	2020	2019

Surplus, beginning of year	$1,024,696	$1,052,563

Net income	6,081	86
Change in unrealized gain	5,128	107
Change in net deferred income tax	16,254	16,941
Change in net unrealized gain (loss) on foreign exchange	(3,928)	(931)
Change in asset valuation reserve	(19,363)	(9,584)
Change in nonadmitted assets	(32,317)	(25,414)
Change in surplus as a result of reinsurance	(4,864)	(4,275)
Cumulative effect of changes in accounting principles	(2,951)	-
Surplus adjustment paid in	338,700	-
Change in pension liability	(4,409)	(4,835)
Other	39	38
Surplus, end of year	$1,323,066	$1,024,696

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Cash Flow

Years Ended December 31, 2020 and 2019

(In thousands)

	2020	2019

Cash from operations
Premiums and other policy considerations	$4,632,545	$4,294,197
Investment income	586,962	588,600
Other income	193,997	196,220
	5,413,503	5,079,017

Benefits and Separate Account transfers	3,757,652	3,781,223
Commissions and general expenses	527,345	519,445
Federal income taxes including $1,551 and $3,345 for 2020 and 2019 on capital gains (losses)	(634)	2,199
Dividends to policyholders	29,496	30,069
	4,313,859	4,332,936
Net cash provided from operations	1,099,645	746,081

Cash from investments
Proceeds from investments sold, redeemed or matured
Bonds	1,121,056	1,279,957
Stocks	-	7,712
Mortgage loans	303,131	236,499
Miscellaneous proceeds	123,805	23,041
	1,547,992	1,547,209
Cost of investments acquired
Bonds	2,637,001	1,455,502
Stocks	4,548	-
Mortgage loans	321,408	433,605
Real estate	283	8,032
Other invested assets	512,953	145,572
	3,476,193	2,042,711
Increase in contract loans	32,914	41,664
Net cash used from investments	(1,961,115)	(537,166)
Cash from financing and miscellaneous sources
Paid in surplus	338,700	-
Net deposits on deposit-type contracts	192,190	(156,857)
Other uses	360,990	(27,618)
Net cash used from financing and miscellaneous sources	891,880	(184,475)
Net change in cash	30,410	24,440
Cash and cash equivalents, beginning of year	170,496	146,056
Cash and cash equivalents, end of year	$200,906	$170,496

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Notes to Statutory Financial Statements

Years Ended December 31, 2020 and 2019

(In thousands)

1.	Nature of Operations

American United Life Insurance Company (“AUL” or the “Company”) is an Indiana-domiciled stock life insurance company founded in 1877 with headquarters in Indianapolis. It is currently licensed to sell life insurance in 49 states and the District of Columbia. AUL is additionally authorized as a reinsurer in all states. AUL offers individual life and annuity products, group retirement plans, tax deferred annuities and other non-medical group products marketed through a diversified distribution system including career agents, independent producers, financial institutions, broker dealers and third-party administrators. Fifty-two percent of AUL’s direct premiums for the year ended December 31, 2020 were generated in six states: Indiana, California, Texas, Illinois, Wisconsin and Ohio.

On December 17, 2000, AUL reorganized and formed a mutual insurance holding company, American United Mutual Insurance Holding Co. (“AUMIHC”), and an intermediate stock holding company, OneAmerica Financial Partners, Inc. (“OneAmerica”). As part of the reorganization, AUL converted from a mutual to a stock insurance company.

All outstanding shares of AUL stock are held by AUMIHC through OneAmerica. AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, indirectly control a majority of the voting shares of the capital stock of AUL. Policyholder membership rights exist at AUMIHC while the policyholder contract rights remain with AUL.

2.	Significant Accounting Policies

Basis of Presentation

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Indiana. The State of Indiana requires insurance companies domiciled in the State of Indiana to prepare their statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) subject to any deviations prescribed or permitted by the State of Indiana Insurance Commissioner.

In 2018, the Insurance Commissioner of Indiana provided the company approval for a permitted practice regarding the calculation of the reserve credit related to a reinsurance transaction. This permitted practice allows the company to calculate the reserve credit for Pension Risk Transfer longevity risk treaties using a net premium reserve approach similar to that used for life insurance products. This practice differs from NAIC statutory accounting practices and procedures. A reconciliation of the Company’s net income and surplus for 2020 and 2019 between NAIC SAP and practices prescribed or permitted by the State of Indiana follows:

	SSAP #	2020	2019

Audited statutory net income, Indiana state basis		$6,081	$86
State permitted practice
Difference in the accounting and reporting for reinsurance reserves credits	61R	2,268	1,735
Statutory net income (loss), NAIC SAP		$3,813	$(1,649)
Audited statutory surplus, Indiana state basis		$1,323,066	$1,024,696
State permitted practice
Difference in the accounting and reporting for reinsurance reserves credits	61R	4,092	1,825
Statutory surplus, NAIC SAP		$1,318,974	$1,022,871

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

NAIC SAP varies in some respects from accounting principles generally accepted in the United States of America (“GAAP”). These differences are presumed to be material. The most significant of the variances are as follows:

●	Premiums from annuities with mortality benefits, universal life policies and deposit administration contracts are reflected in income for NAIC SAP rather than being treated as deposits to insurance liabilities. Acquisition costs, such as commissions and other costs in connection with successfully acquiring new and renewal business are reflected in current operations when incurred for NAIC SAP, rather than being amortized over the life of the policy.

●	Aggregate reserves for life policies and annuity contracts are based on statutory mortality, morbidity, and interest assumptions without consideration for lapses or withdrawals. Deferred premiums are carried as an asset, rather than a component of reserves.

●	An asset valuation reserve (“AVR”) and an interest maintenance reserve (“IMR”) are recorded in accordance with prescribed statutory accounting requirements. The AVR is a reserve designed to reduce the impact on surplus for fluctuations in the market value of all invested assets by providing an investment reserve for potential future losses on invested assets. The IMR, reduced by federal income taxes, defers the recognition of net gains/losses realized on the sale of fixed maturity investments resulting from changes in interest rates. Such net gains/losses will be amortized to income over the remaining lives of the assets sold. AVR and IMR are not calculated under GAAP.

●	Investments in bonds, regardless of whether they are considered available for sale, are carried at values prescribed by the NAIC and are generally stated at amortized cost rather than at market value.

●	Certain assets designated as “non-admitted assets” are excluded from the statutory statement of assets, liabilities and surplus by a direct charge to unassigned surplus.

●	Derivatives are reported as an unrealized gain (loss) in surplus under NAIC SAP, but as a realized gain (loss) under GAAP.

●	The Company recognizes deferred tax assets and liabilities with certain limitations. The change in deferred taxes is reported as a change in surplus. Under GAAP, the change is recorded as a component of net income. In addition, the methodology used to determine the portion of the deferred tax asset that is to be non-admitted under NAIC SAP differs from the determination of the valuation adjustment under GAAP.

●	Subsidiaries are accounted for using the equity method rather than being consolidated. Equity in the insurance subsidiaries’ surplus is based on the subsidiaries’ statutory amounts rather than GAAP amounts.

●	Surplus notes are reflected as a separate component of surplus rather than as a liability. The surplus note interest expense is recorded as a reduction of net investment income rather than operating expense and interest is not recorded until approved.

●	The deferred gain from a significant reinsurance transaction (Note 3) is included as a component of surplus rather than as a liability (deferred gain).

●	Policy reserves and policy and contract claim liabilities are reported net of reinsurance ceded amounts. For GAAP, assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

●	The statutory statements of cash flow do not include a reconciliation of net income to net cash provided by operating activities.

Accounting Changes

During 2020, the Company implemented the VM-21 change in valuation basis for principle-based reserves for variable annuities. This required reserve methodology change is treated as a change in accounting principle under SSAP 3. This change resulted in additional reserves of $3,665 and resulted in a cumulative adjustment that decreased surplus by $2,951 net of the current tax impact of $714.

Investments

Bonds are valued in accordance with rules prescribed by the NAIC SAP, whereby bonds eligible for amortization under such rules are generally stated at amortized cost. The Company holds fixed income ETFs that are classified as SVO-identified securities beginning January 1, 2018 using the systematic value approach. The Company uses the scientific method for amortization of debt securities. Preferred stocks are carried at cost, except those not in good standing, which are carried at lower of cost or market value. Unaffiliated common stocks are carried at market values. Affiliated common stocks of noninsurance affiliates are carried at audited GAAP equity.

Mortgage loans on real estate are carried at amortized cost, less an impairment allowance for estimated uncollectible amounts. The gains and losses from the sale of loans, which are recognized when the Company relinquishes control over the loans, as well as changes in the allowance for loan losses, are reported in “Net realized capital gains (losses)”. The allowance for loan losses is based upon an evaluation of certain loans under review and reflects an estimate based on various methodologies, including discounted cash flows, of the amount of the loan that will not be collected according to the terms of the loan agreement.

For loan-backed securities purchased prior to January 1, 1994, the book value as of that date is used as the cost basis for applying the retrospective adjustment method. Beginning January 1, 1994, the Company applies the retrospective adjustment method to the original cost. Prepayment assumptions for mortgage-backed securities are obtained from BlackRock prepayment models. The Company uses a third-party in determining the market value of its loan-backed securities. The Company had no negative yield situations requiring a change from the retrospective to the prospective methodology.

Real estate occupied by the Company is carried at cost less accumulated depreciation; depreciation is provided over the estimated useful lives of the related assets using the straight-line method. Investment real estate is carried at the lower of cost or market.

Short-term investments include investments with maturities of one year or less at the time of acquisition and are carried at amortized cost, which approximates market value. Short-term financial instruments with durations less than three months are considered to be cash equivalents.

Contract loans are carried at the aggregate of unpaid principal balances, not to exceed the cash surrender value of the related policies.

Other invested assets, including surplus notes and certain other holdings, are carried at amortized cost. The Company’s ownership in joint ventures, partnerships and limited liability companies are carried at the underlying GAAP equity of the investee.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The Company is the owner and beneficiary of life insurance policies included in the corporate owned life insurance at their cash surrender values. At December 31, 2020, the cash surrender value in an investment vehicle is $389,549 and is allocated into the following categories based on primary underlying investment characteristics: 15% bonds, 21% stocks, 3% mortgage loans, 3% cash and short-term investments, 58% other invested assets.

Realized gains and losses on the sale of investments are determined on the basis of specific identification. Unrealized gains and losses on unaffiliated common stock and other invested assets are reported as a component of surplus. The Company’s accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. If so, the security is deemed to be impaired and a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis.

An other-than-temporary impairment is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of a debt security in effect at the date of acquisition. A decline in fair value which is other-than-temporary includes situations where the Company has made a decision to sell a security prior to its maturity at an amount below its carrying value. If it is determined that a decline in the fair value of a bond is other-than-temporary, an impairment loss shall be recognized as a realized loss equal to the entire difference between the bond’s carrying value and its fair value at the balance sheet date of the reporting period for which the assessment is made. The accounting for the entire amount of realized capital loss is recorded in accordance with SSAP No. 7 – Asset Valuation Reserve and Interest Maintenance Reserve. Credit related other-than-temporary impairment losses shall be recorded through AVR; interest related other-than-temporary impairment losses are recorded through the IMR.

Valuation adjustments for other-than-temporary impairments of loan-backed and structured securities are based on fair value only if the Company intends to sell or cannot assert the intent and ability to hold the investment until its anticipated recovery. However, if the Company can assert the intent and ability to hold the investment until its anticipated recovery, the valuation adjustment is based on the discounted expected future cash flows of the security.

Subprime Risk Exposure

Subprime mortgages are defined as any residential mortgage loan that is made to a borrower with a poor credit history, or one that has a low credit score, typically below 630. Alternative A (Alt-A) is another form of subprime that involves low or no documentation loans to non-prime borrowers. Prime loans involve borrowers with good credit histories and credit scores above 720. The Company has not engaged in direct or indirect lending to subprime or Alt-A borrowers. Additionally, the Company has no investments in securitized assets that are supported by subprime or Alt-A loans.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

Property and Equipment

Property and equipment is carried at cost, net of accumulated depreciation of $154,858 and $138,919 as of December 31, 2020 and 2019, respectively. The Company provides for depreciation of property and equipment using the straight-line method over its estimated useful life and is generally depreciated over three to ten years. Depreciation expense for 2020 and 2019 was $16,627 and $16,584, respectively.

Separate Accounts

The assets of the separate accounts shown in the statement of admitted assets, liabilities and surplus are based on market value. These represent funds which are segregated and maintained for the benefit of separate account contract-holders primarily for variable life and annuity contracts.

Premiums Deferred and Uncollected

Premiums deferred and uncollected represent annual or fractional premiums that are due and uncollected or not yet due, where policy reserves have been provided on the assumption that the full premium for the current policy year has been collected.

Policy Reserves

Reserves for life policies are computed principally by the net level and modified preliminary term methods on the basis of interest rates (2.25 percent to 6 percent) and mortality assumptions (1941, 1958, 1961, 1980, 2001, and 2017 CSO tables) prescribed by the NAIC. Reserves for annuities and deposit administration contracts are computed on the basis of interest rates ranging from 2.25 percent to 11.25 percent.

Premium Income and Related Benefits and Expenses

Premiums, net of reinsurance, on traditional life, interest-sensitive life, and annuity policies with mortality benefits are recognized as income on the policy anniversary dates or when received. Premiums on accident and health policies are recognized as income over the terms of the policies. Costs of acquiring new and renewal business are expensed when incurred and credit is not taken, other than by statutory reserve modification methods applicable to some policies, for the expectation that such costs will be recovered from future premium income.

The liability for policy dividends payable in the following year is estimated based on approved dividends scales and is charged to current operations. The dividend scale is approved by the Board of Directors.

Investment Income

Investment income is recognized as earned, net of related investment expenses.

Leasing Arrangements

The Company leases office space and equipment under various non-cancelable operating leases. Rent expense was $2,894 and $2,579 for the years ended December 31, 2020 and 2019, respectively. Future lease commitments are as follows: 2021, $1,117; 2022, $472; 2023, $250; 2024, $75; 2025, $0.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

Federal Income Taxes

Current income taxes incurred are charged to the statements of operations based on estimates for the current year. AUL files a federal consolidated income tax return with AUMIHC, OneAmerica, OneAmerica Securities, Inc., OneAmerica Securities Insurance Agency Inc., AUL Equity Sales Insurance Agency, Inc., OneAmerica Retirement Services, LLC, Pioneer Mutual Life Insurance Company, The State Life Insurance Company, New Ohio LLC, and McCready & Keene, Inc. Pursuant to intercompany tax-sharing agreements with AUL, as approved by the Board of Directors, the companies provide for income tax on a separate return filing basis with current credit for losses and tax credits.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Gross deferred tax assets and liabilities are measured using enacted tax rates and are considered for admitted asset status according to the admissibility tests as set forth by the NAIC. Changes in deferred tax assets and deferred tax liabilities, including changes attributable to changes in tax rates, are recognized as a component of surplus.

Tax loss contingencies are recognized, measured, presented and disclosed in the financial statements in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets. Interest and penalties, if any, related to tax contingencies are recognized as a component of the income tax expense. The liability resulting from tax contingencies was $1,324 and $1,445 as of December 31, 2020 and 2019, respectively.

Refer to Note 10 – Federal Income Taxes for additional detail.

Reinsurance Receivables

Insurance liabilities are reported after the effects of ceded reinsurance. Reinsurance receivables represent amounts due from reinsurers for paid benefits and expense reimbursements.

Derivatives

The Company uses derivatives, including option and swap contracts, to manage interest rate and credit risks, and risks associated with changes in the estimated fair values of the Company’s liabilities driven by the equity market. The Company also uses derivatives, including credit default swaps and credit default swap index, to hedge credit risk associated with its reinsurance receivables and credit spread risk on uninvested cash. Management did not elect to use hedge accounting for the significant majority of these derivatives, but they do provide an assumed economic hedge against certain anticipated transactions.

Authoritative guidance for derivative instruments and hedging activities requires all asset or liability derivatives to be carried at fair value when they are not utilized in a qualified effective hedging relationship. Changes within fair value are included in the Statutory Statements of Operations and Changes in Surplus. At the time the contracts expire or are terminated, any difference between the cash received, and the cost is recognized as a realized capital gain or loss. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement. The cash collateral is included in Cash and cash equivalents and the obligation to return it is included in Other liabilities. Refer to Note 4-Investments for additional information.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

Estimates

The preparation of the statutory financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of Indiana (IDOI) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.	Affiliations, Acquisitions, Dispositions and Other Significant Transactions

The State Life Insurance Company (State Life) became a subsidiary of AUMIHC in December 2004, as a wholly owned subsidiary of OneAmerica. AUL and State Life had an affiliation agreement from 1994 until the date of the reorganization. The policyholders of State Life became members of AUMIHC upon completion of State Life’s reorganization from a mutual enterprise into a stock insurance company in 2004; however, their contractual rights continue to be with State Life.

In January 2002, Pioneer Mutual Life Insurance Company (PML) joined AUMIHC as a wholly-owned stock insurance company subsidiary of OneAmerica. The policyholders of PML became members of AUMIHC upon completion of PML’s reorganization from a mutual enterprise into a stock insurance company in 2002; however, their contractual rights continue to be with PML.

The Company guarantees the insurance liabilities of State Life and PML in the event either company becomes unable to honor such insurance liabilities. As of December 31, 2020, AUL has not recorded any liabilities relating to this guarantee. At December 31, 2020, statutory surplus was $564,058 and $28,191 for State Life and PML, respectively.

AUL provides administrative and management services to State Life and PML under administrative agreements. Fees earned during 2020 and 2019 for such services were $47,499 and $44,490, respectively.

In July 2002, the Company’s Reinsurance operations, including its life, long-term care, and international reinsurance business were sold to Employers Reinsurance Corporation (ERC), a subsidiary of General Electric Company (GE), through 100% indemnity reinsurance transactions. ERC was subsequently sold by GE. ERC’s retrocessions were all novated to Employers Reassurance Corporation (ERAC), another subsidiary of GE. The liabilities and obligations associated with the reinsured contracts remain on the consolidated balance sheet of the company with a corresponding reinsurance receivable from ERAC. A trust account has been established which provides for securities to be held in support of a portion of the reinsurance receivables. The fair value of investments held in this trust was $2,217,500 and $2,013,800 at December 31, 2020 and December 31, 2019, respectively. Additionally, GE has a capital maintenance agreement with ERAC to maintain ERAC’s capital over time at no less than 300% of the Authorized Control Level of the NAIC. Effective for year-end 2017, GE announced a statutory reserve strengthening in ERAC which ultimately may trigger the need for GE to honor the capital maintenance agreement. However, instead of making an immediate contribution, ERAC received a permitted practice from the Kansas Insurance Department to gradually fund the reserve strengthening over a period of seven years. As of the balance sheet date, ERAC has made three of the seven contributions agreed to in the permitted practice, as well as the fourth payment in March 2021. There also is a claims payment guarantee from Westport Life Insurance Company (formerly ERC) with respect to the business AUL ceded to ERAC as well as other business reinsured by Westport Life while it was owned by GE Capital. The aggregate amount of the guaranteed liabilities of Westport Life is far higher than its capital and surplus.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

As a result of the ERAC transaction, a deferred gain was recorded on the Company’s consolidated balance sheet in accordance with the authoritative guidance for reporting for reinsurance of short-duration and long-duration contracts. The gain is being amortized into earnings at the rate that the premiums are recorded. The Company recognized $4,900 and $4,300 of the deferred gain amortization in 2020 and 2019, respectively. The deferred gain balance was $9,100 and $13,400 at December 31, 2020 and 2019, respectively.

The Company has two subsidiaries, OneAmerica Securities, Inc. (OAS) and AUL Reinsurance Management Services, LLC (RMS) which it provides administrative and management services.

The Company earned fees of $2,047 in both 2020 and 2019, respectively, from OAS. OAS provided certain administrative services to AUL for fees of $1,063 and $1,045 in 2020 and 2019, respectively. The Company made no capital contributions to OAS in 2020 or 2019. During 2020 and 2019, OAS paid a dividend of $1,500 and $500 respectively to AUL.

The Company earned fees of $4,441 and $3,516 in 2020 and 2019, respectively, from McCready & Keane Inc. management services agreement.

The Company earned fees of $433 in both 2020 and 2019, respectively, from RMS. The Company made noncash capital contributions to RMS of $2,500 and $4,000 in 2020 and 2019, respectively. During 2020 and 2019, the Company recognized a realized impairment loss of $1,586 and $3,252, respectively on its investment in RMS.

During 2020 and 2019, the Company provided administrative and management services to an affiliate, OneAmerica Retirement Services, (OARS) of $20,247 and $18,359 respectively.

OneAmerica Asset Management (OAM), LLC, is the registered investment advisor for the Company. The Company provides administrative and management services to OAM and the fees earned for these services were $10,395 and $9,644 in 2020 and 2019, respectively. OAM also provides investment management services to AUL and fees for this service were $12,633 and $11,138 in 2020 and 2019, respectively.

In September 2020, OneAmerica issued $400,000 4.25% senior notes due in 2050. The proceeds are intended to be used for general corporate purposes, including deploying the majority of the net proceeds to AUL.

Intercompany services are settled monthly.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

4.	Investments

The admitted values and estimated fair values of investments in bonds at December 31 are as follows:

				Estimated
	Admitted	Unrealized		Fair
2020	Value	Gains	Losses	Value

U.S. government bonds	$1,117,488	$78,309	$9,518	$1,186,279
All other government bonds	91,600	3,588	337	94,851
Special revenue and special assessment	552,575	71,783	-	624,358
Hybrid bonds	49,559	3,549	3,158	49,950
Industrial and miscellaneous	10,310,932	1,220,282	43,862	11,487,352
SVO identified funds	46,738	1,851	-	48,589
	$12,168,892	$1,379,362	$56,875	$13,491,379

				Estimated
	Admitted	Unrealized		Fair
2019	Value	Gains	Losses	Value

U.S. government bonds	$881,155	$40,854	$1,464	$920,545
All other government bonds	19,787	1,889	70	21,606
Special revenue and special assessment	553,318	44,778	1,400	596,696
Hybrid bonds	57,790	5,274	2,142	60,922
Industrial and miscellaneous	9,130,935	699,983	17,632	9,813,286
SVO identified funds	5,037	151	-	5,188
	$10,648,022	$792,929	$22,708	$11,418,243

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The Company’s investment in bonds aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31 are as follows:

	Less than		12 Months
	12 Months		or More		Total
2020	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Losses	Value	Losses	Value	Losses

U.S. government bonds	$337,889	$9,335	$1,581	$183	$339,470	$9,518
All other government bonds	22,586	337	-	-	22,586	337
Special revenue and assessment	-	-	-	-	-	-
Hybrid bonds	11,895	458	17,749	2,700	29,644	3,158
Industrial and miscellaneous	918,595	28,056	737,507	15,806	1,656,102	43,862
	$1,290,965	$38,186	$756,837	$18,689	$2,047,802	$56,875

	Less than		12 Months
	12 Months		or More		Total
2019	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Losses	Value	Losses	Value	Losses

U.S. government bonds	$97,209	$1,200	$10,999	$264	$108,208	$1,464
All other government bonds	3,921	70	-	-	3,921	70
Special revenue and assessment	30,405	1,400	-	-	30,405	1,400
Hybrid bonds	321	1	21,105	2,141	21,426	2,142
Industrial and miscellaneous	644,027	5,160	821,747	12,472	1,465,774	17,632
	$775,883	$7,831	$853,851	$14,877	$1,629,734	$22,708

In evaluating whether a decline in value is other-than-temporary, management considers several factors including, but not limited to; 1) the Company’s ability and intent to retain the security for a sufficient amount of time to recover, 2) the extent and duration of the decline in value, 3) the probability of collecting all cash flows according to contractual terms in effect at acquisition or restructuring, 4) relevant industry conditions and trends, and 5) the financial condition and current and future business prospects of the issuer. The Company reported no bond impairments related to other-than-temporary declines in fair value in 2020 or 2019.

The admitted value and estimated fair value of bonds at December 31, 2020, by stated contractual maturity, are shown below. Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

		Estimated
	Admitted	Fair
	Value	Value

Due in one year or less	$311,192	$316,329
Due after one year through five years	1,784,241	1,938,395
Due after five years through ten years	2,644,538	2,931,401
Due after ten years	4,104,167	4,853,204
	8,844,138	10,039,329
Mortgage-backed securities	3,324,754	3,452,050
	$12,168,892	$13,491,379

Proceeds from sales of investments in bonds during 2020 were $280,809. Gross gains of $5,007 and gross losses of $820 were realized on those disposals. Proceeds from sales of investments in bonds during 2019 were $640,546. Gross gains of $10,556 and gross losses of $6,247 were realized on those disposals.

Securities sold, redeemed or otherwise disposed as a result of a callable feature included 68 CUSIPS with a total of $4,779 of investment income generated.

Loan-backed securities owned at December 31, 2020 with a fair value lower than amortized cost for which an other-than-temporary impairment has not been recognized in earnings as a realized loss are summarized below by length of time the securities have been in a continuous unrealized loss position.

The aggregate amount of unrealized losses:
	Less than 12 Months	$18,020
	12 Months or Longer	$7,268

The aggregate related fair value of securities with unrealized losses:
	Less than 12 Months	$540,848
	12 Months or Longer	$612,494

Total capital gains (losses) of $4,650 and $2,827 before tax were transferred to IMR in 2020 and 2019, respectively.

At December 31, 2020 and 2019, the common stock unrealized appreciation of $5,157 and $4,915, respectively, is comprised of $5,164 and $4,920 of unrealized gains and $7 and $5 of unrealized losses and has been reflected directly in surplus. In 2020, the Company did not have any stock impairments related to other-than-temporary declines in market values.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

Net investment income consists of the following:

	2020	2019

Interest	$589,473	$586,777
Dividends	4,553	4,491
Rental Income	20,683	18,130
Other	10,519	14,952
Gross investment income	625,228	624,350

Less investment expenses	43,673	40,761
Net investment income	$581,555	$583,589

There was no non-admitted accrued investment income at December 31, 2020 or 2019. Net investment income includes $2,717 and $3,136 of capitalized interest on bonds which is a non-cash transaction at December 31, 2020 and 2019, respectively.

At December 31, 2020 and 2019, investments in bonds with an admitted asset value of $3,729 and $3,723 respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

AUL had outstanding private placement commitments of approximately $85,600 and $35,820 at December 31, 2020 and 2019, respectively. AUL had $191,850 outstanding commitments on its other invested assets portfolio as of December 31, 2020 and $78,044 outstanding commitments at December 31, 2019.

AUL did not hold any structured notes at December 31, 2020 or 2019.

Reported values for subsidiary controlled and affiliated investments:

								NAIC
								Disallowed
								Entity’s
								Valuation
						NAIC		Method,
				Date of		Response	NAIC	Resubmission
	Gross	Nonadmitted	Admitted	Filing to	Type of	Received	Valuation	Required
Description	Asset	Amount	Asset	NAIC	Filing	(Y/N)	Amount	(Y/N)
RMS	$-	$-	$-	N/A	N/A	N/A	N/A	N/A
OAS	5,075	-	5,075	10/13/2020	Sub-2	Y	4,933	N
MRO-A	741	741	-	N/A	N/A	N/A	N/A	N/A
Total	$5,816	$741	$5,075

No filing with the NAIC is required as MRO-A and RMS are not stock investments.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

Mortgage Loans

AUL maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2020, the largest geographic concentration of commercial mortgage loans was in the West, where approximately 30 percent of the portfolio was invested.

The Company’s mortgage loan portfolio is comprised of the following property types at December 31:

	2020		2019
	Amount	% of Total	Amount	% of Total

Apartments	$557,111	23.1%	$537,044	22.5%
Industrial/warehouse	637,134	26.5%	559,837	23.4%
Medical office	64,309	2.7%	72,948	3.1%
Office	258,018	10.7%	317,159	13.3%
Retail	847,718	35.2%	852,320	35.6%
Other	43,777	1.8%	50,441	2.1%
Subtotal gross mortgage loans	2,408,067	100.0%	2,389,749	100.0%
Valuation allowance	-		-
Balance, end of year	$2,408,067		$2,389,749

During 2020, the minimum and maximum lending rates for mortgage loans were 3.0 percent and 4.8 percent, respectively. All new loans were on commercial properties. The Company did not reduce interest rates for any outstanding mortgage loans. The maximum percentage of any one loan to the value of security at the time of the loan was 65.1 percent. At December 31, 2020 and 2019, the Company did not hold any mortgages with overdue interest. The Company has no taxes, assessments, or any amounts advanced not included in the mortgage loan total.

Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. The portfolio’s valuation allowance is routinely evaluated for adequacy based on known and inherent risks, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, portfolio delinquency information, current economic conditions, and other relevant factors. We did not hold an allowance for losses of all mortgage loans for the years ended December 31, 2020 and 2019.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The Company had no mortgage loan impairment allowance as of December 31, 2020 or 2019. Unpaid principal balances at December 31 are as follows:

	2020	2019
	Unpaid	Unpaid
	Principal	Principal
	Balance	Balance

Apartments	$557,111	$537,044
Industrial/warehouse	637,134	559,837
Medical office	64,309	72,948
Office	258,018	317,159
Retail	847,718	852,320
Other	43,777	50,441
Balance, end of year	$2,408,067	$2,389,749

The Company’s commercial mortgage loan portfolio is evaluated and rated annually. The evaluation includes an analysis of various metrics including, but not limited to, payment history, loan to value, debt service coverage, vacancy, and location related to each loan to arrive at a rating based on an internally developed rating system. This proactive management system provides a consistent method for measuring and detecting a variety of adverse circumstances including borrower financial distress, leasing difficulties, and depressed market conditions. This system helps identify potential risks and provides management information to take the appropriate course of action.

The Company utilizes the NAIC Risk Based Capital (“RBC”) commercial mortgage loan rating process. Individual loans are grouped into risk cohorts based on credit quality indicators, with capital requirements assigned to each cohort. Readily available industry standard measures for commercial mortgages have been shown to be good indicators of default probability. The process focuses on the metrics of debt service coverage and loan-to-value for loans in good standing. The risk cohorts are CM1 through CM5, with CM1 having the lowest indicated risk.

	2020	2019

CM1 - highest quality	$2,300,576	$2,249,240
CM2 - high quality	104,191	136,928
CM3 - medium quality	1,727	1,929
CM4 - low medium quality	1,554	1,611
CM5 - low quality	-	-
Subtotal - CM category	2,408,048	2,389,708
Residential - not categorized	19	41
Valuation adjustment	-	-
Total	$2,408,067	$2,389,749

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

Mortgage loans are placed on non-accrued status if there is concern regarding the collectability of future payments. Factors considered may include, but are not limited to, conversations with the borrower, loss of a major tenant or bankruptcy of borrower or major tenant. The Company did not have any loans on non-accrued status as of December 31, 2020 or 2019. The Company did not restructure any mortgage loans in 2020 or 2019.

In response to the COVID-19 pandemic, loan modifications were provided on a good faith basis to borrowers who were current. All modification were in the form of waivers of scheduled principal payments for a period of four to six months. No interest payments were waived and no interest rates were modified. Through December 31, 2020, the Company modified 48 loans totaling $253,357 million or 10.5% of carrying value of the commercial mortgage portfolio. The modification period has ended and all loans remained in good standing as of December 31, 2020. These modifications are within the scope of the NAIC’s interpretation 20-03 adopted in April 2020, as amended in January 2021, and did not constitute troubled debt restructurings. This statutory accounting exception allows insurance reporting entities to address the mortgage loan modification or forbearance request with constituting troubled debt restructuring if certain criteria are not met.

AUL had outstanding mortgage loan commitments of approximately $62,750 and $30,650 at December 31, 2020 and 2019, respectively.

Derivatives

The Company uses derivatives, including option and swap contracts, to manage interest rate and credit risk associated with changes in the estimated fair values of the Company’s assets and liabilities. The value of these derivatives is generally derived from financial indexes and clearing houses and are primarily contracted in the over-the-counter (OTC) market. The Company did not elect to use hedge accounting for the significant majority of the derivatives held, but the derivatives do provide an assumed economic hedge against certain anticipated transactions. Derivatives are carried on the Company’s Statutory Statements of Admitted Assets, Liabilities and Surplus as assets within Other invested assets or liabilities within Other liabilities. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

The Company credits interest on policyholder account liabilities based on S&P 500 index performance at participation rates and with certain caps on returns. These participation rates and caps are set each policy year. The Company economically hedges this annual exposure at the time the participant funds are swept into the chosen allocations to the various index strategies by purchasing at-the-money call options and selling out-of-the-money call options based on the S&P 500 index in an amount that approximates the obligation of the Company to credit interest at the end of the policy year with adjustments for lapse assumptions. Since the options are based on the same indexes that the crediting rates are based upon, they substantially offset the equity market risk associated with the crediting rate in the policy year being hedged.

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to reinsurance agreements and risk of changes in credit spreads from the time cash is received until which time it can be invested. As part of its overall risk management program, the Company takes various risk management actions to manage its credit exposure within well-defined risk tolerances. One such action includes the purchase of credit default swaps.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment in a credit event auction, which determines the amount of the credit payment.

Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. (ISDA) deems that a credit event has occurred.

The Company also shorts investment grade credit default swap index securities to economically hedge credit spread risk from the time when cash is received to the time the cash can be invested. The value of these positions moves inversely to changes in credit spreads, offsetting the impact of changes in credit spreads on forecasted debt purchases. Credit default swap indexes allow investors to take long or short credit risk positions on baskets of single-name credit default swap contracts. In the event of default of one of the underlying reference entities in the index, the seller of credit protection will be obligated to make a payment proportional to the weight of the defaulted entity in the index. The Company receives a periodic premium for providing this credit protection.

As of December 31, 2020, the fair value of derivative assets and liabilities were $100,971 and $73,937, respectively. As of December 31, 2019, the fair value of derivative assets and liabilities were $52,560 and $41,227, respectively. The change in unrealized gains and losses was ($1,413) and $2,770, net (loss)/gain recognized in 2020 and 2019, respectively.

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The current credit exposure of the Company’s derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements and credit support annexes that provide for a single net payment to be made by one counterparty to another at each due date and upon termination.

The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company’s collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of the counterparty’s derivatives reaches a pre-determined threshold.

The Company has collateral arrangements that include credit-contingent provisions that provide for a reduction of collateral thresholds in the event of downgrades in the credit ratings of the Company and/or the counterparty.

The Company received collateral from counterparties in the amount of $26,399 and $18,490 at December 31, 2020 and 2019, respectively. The Company maintained ownership of any collateral delivered. The Company delivered collateral to counterparties in the amount of $17,576 and $21,532 at December 31, 2020 and 2019, respectively. The cash collateral is included in Cash and cash equivalents and the obligation to return it is included in Other liabilities.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The notional amounts and the fair market value of derivative contracts at December 31, were as follows:

	2020		2019
	Notional	Fair Market	Notional	Fair Market
Purchased S&P 500 Call Options	$461,750	$80,972	$451,400	$51,486
Written S&P 500 Call Options	420,750	(62,716)	396,700	(33,962)
Credit Default Swaps	685,000	(7,085)	545,000	(6,615)
Credit Default Swaps Index	800,000	19,819	40,000	1,050
Foreign Currency Swaptions	68,471	(3,955)	40,970	(626)
U.S. Treasury Futures	-	-	8,500	(47)
Net Fair Market Value		$27,035		$11,286

Notional amount represents a standard measurement of the volume of derivatives. Notional amount is not a quantification of market or credit risk and is not recorded in the Statutory Statements of Operations and Changes in Surplus. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received.

Assets pledged to others as collateral or otherwise restricted as of December 31, are as follows:

	Total General Account
				Gross
				Admitted and
				Nonadmitted
			Change	Restricted to
Restricted Asset Category	2020	2019	between years	Total

Federal Home Loan Bank of Indianapolis (FHLBI) Capital Stock	$82,490	$77,942	$4,548	0.2%
On deposit with states	3,730	3,723	7	0.0%
Bonds held for the FHLBI collateral	600,122	345,532	254,590	1.7%
Bonds held for assumed reinsurance	123,353	138,769	(15,416)	0.3%
Mortgage loans held for the FHLBI collateral	2,180,340	2,173,544	6,796	6.1%
Collateral held under security lending agreement	657,363	250,082	407,281	1.8%
Total Restricted Assets	$3,647,398	$2,989,592	$657,806	10.2%

Securities Lending Transactions

The Company requires a minimum of 102% of the fair value of securities loaned at the onset of the contract as collateral. Cash collateral received is reinvested and reported as Securities Lending Reinvested Collateral Assets, and the offsetting collateral liability is reported in Payable for Securities Lending.

The Company receives collateral consisting of cash from its securities lending transactions. The borrower can request the cash collateral to be returned on demand. The Company reinvests the cash collateral according to guidelines of the Company’s investment policy.

The company held cash collateral at fair value in the amount of $657,438 and $250,146 as of December 31, 2020 and 2019, respectively.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

Reinvested collateral assets as of December 31, 2020 are as follows:

	2020		2019
	Amortized	Fair	Amortized	Fair
Cash Collateral Reinvested:	Cost	Value	Cost	Value

Open	$56	$53	$(21)	$(24)
30 Days or Less	180,264	180,267	41,356	41,357
31 to 60 Days	49,073	49,078	32,317	32,322
61 to 90 Days	21,773	21,778	15,226	15,230
91 to 120 Days	27,467	27,472	11,279	11,280
121 to 180 Days	100,507	100,526	37,996	37,999
181 to 365 Days	241,193	241,221	68,395	68,405
1 to 2 Years	37,030	37,043	43,534	43,577
2 to 3 Years	-	-	-	-
Greater than 3 Years	-	-	-	-
Subtotal	657,363	657,438	250,082	250,146
Securities Received	-	-	-	-
Total Collateral Reinvested	$657,363	$657,438	$250,082	$250,146

The Company does not accept collateral that is not permitted by contract or custom to sell or re-pledge.

The Company does not use an affiliated agent for securities lending activities.

The Company has collateral for transactions that extend beyond one year from December 31, 2020 as follows:

	2020	2019
	Amortized	Amortized
Description of Collateral	Cost	Cost

Industrial and Miscellaneous Bonds	$25,030	$32,910
Certificates of Deposit	12,000	10,624
Total collateral extending beyond one year from of the reporting date	$37,030	$43,534

The Company does not engage in any securities lending transactions within the separate account.

The Company generally invests securities lending collateral in securities with maturities of less than two years. The Company maintains liquidity within the securities lending program by investing a portion of the collateral in money market funds and repurchase agreements with very short durations.

The Company has no dollar repurchase or dollar reverse repurchase agreements.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

Transfers of financial assets accounted for as secured borrowings at December 31, 2020 and 2019 are as follows:

Assets:	2020	2019
Bonds	$153,677	$109,727
Cash, Cash Equivalents, and Short Term	503,686	140,355
Total Securities Lending Collateral	$657,363	$250,082

Liabilities:
Securities Lending Cash Collateral	$657,363	$250,082

The Company does not have any transfers of receivables with recourse.

5.	Real Estate

AUL owns its home office and occupies the majority of the space with a portion leased to third parties. Real estate is recorded net of accumulated depreciation of $83,219 and $80,541 for investment properties and $60,036 and $57,425 for the home office at December 31, 2020 and 2019, respectively. Depreciation expense on real estate amounted to $6,578 and $5,676 in 2020 and 2019, respectively.

Income from real estate for 2020 and 2019 includes $6,556 and $6,065, respectively.

The Company reported no real estate acquired in satisfaction of debt in either 2020 or 2019.

6.	Reserve for Policy Benefits

Policy reserves are based on mortality, morbidity and interest assumptions prescribed by regulatory authorities. Claim liabilities include provisions for reported claims and estimates for claims incurred but not reported based on historical experience.

In computing reserves, it is assumed that deduction of fractional premiums due upon death is waived, and that premiums paid for the period beyond the date of death will be refunded. In certain situations, the surrender value promised is in excess of the reserve.

Reserves on older substandard traditional policies (issued prior to 1994) are the standard reserve plus one half of the annual substandard extra premium for each mortality and interest basis. Reserves on substandard universal life policies, substandard last-to-die policies, and substandard traditional policies (issued beginning 1994) are calculated using the same method as for standard policies of that type, but using substandard mortality rates in place of standard rates.

The amount of insurance for which gross premiums are less than the net premiums according to the valuation standard required by this state was $1,257,552 and $1,452,344 as of December 31, 2020 and 2019, respectively. The amount of the related reserve was $8,135 and $9,997 as of December 31, 2020 and 2019, respectively.

Tabular interest, tabular cost, and tabular less actual reserves released have been determined by formula for all insurance and annuities, respectively. Tabular interest on funds not involving life contingencies has been determined by formula or from actual interest credited.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

These reserves consisted of the following at December 31:

	2020	2019
Life and accident and health reserves
Individual, group and credit life policies	$3,131,851	$2,984,262
Annuities and deposit administration funds	9,891,656	9,021,087
Accident and health and other reserves	1,693,377	1,639,995
Less reinsurance ceded	(2,089,706)	(2,117,105)
	$12,627,178	$11,528,239

The withdrawal characteristics of the Company’s annuity reserves, certain separate accounts and deposit liabilities were as follows at December 31:

	2020		2019
	Amount	% of Total	Amount	% of Total
Subject to discretionary withdrawal
With market value adjustment	$2,523,772	8.3%	$2,237,925	8.3%
At book value less surrender charges	521,859	1.7%	543,668	2.0%
At market value	18,517,900	61.1%	16,237,848	60.2%
	21,563,531	71.1%	19,019,441	70.5%
Subject to discretionary withdrawal without adjustment
At book value without adjustment	4,135,075	13.7%	3,855,727	14.3%
Not subject to discretionary withdrawal	4,587,791	15.2%	4,068,533	15.2%

	$30,286,397	100.0%	$26,943,701	100.0%
Less reinsurance ceded	(4,092)		(1,825)

	$30,282,305		$26,941,876

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The withdrawal characteristics of the company’s life reserves were as follows as of December 31, 2020:

	General Account			Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values,or policy loans:
Term Policies with Cash Value	$-	$22,410	$26,753	$-	$-	$-
Universal Life	96,275	96,194	99,118	-	-	-
Other Permanent Cash Value Life Insurance	-	1,945,247	2,278,265	-	-	-
Variable Universal Life	10,342	10,331	10,404	147,814	147,639	148,494

Not Subject to discretionary withdrawal or no cash values:
Term Policies without Cash Value	-	-	709,827	-	-	-
Accidental Death Benefits	-	-	148	-	-	-
Disability - Active Lives	-	-	10,622	-	-	-
Disability - Dasabled Lives	-	-	50,695	-	-	-
Miscellaneous Reserves	-	-	52,105	-	-	-

Total gross	$106,617	$2,074,182	$3,237,937	$147,814	$147,639	$148,494
Reinsurance Ceded	-	-	721,221	-	-	-
Total	$106,617	$2,074,182	$2,516,716	$147,814	$147,639	$148,494

Reconciliation of total life actuarial reserves at December 31, 2020

Life & Accident & Health Annual Statement	Amount
Life Insurance	$2,434,946
Accidental Death Benefits	146
Disability - Active Lives	4,452
Disability - Disabled Lives	43,608
Miscellaneous Reserves	33,564
Subtotal	$2,516,716
Separate Accounts Annual Statement
Life Insurance	$148,494
Accident and health	-
Miscellaneous reserves	-
Subtotal	$148,494
Combined Total	$2,665,210

7.	Premium and Annuity Considerations Deferred and Uncollected

Gross deferred and uncollected life insurance premiums and annuity considerations represent amounts due to be received from policy owners through the next policy anniversary date. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest. Deferred and uncollected life premiums and annuity considerations were as follows at December 31:

	2020		2019
	Gross	Net of Loading	Gross	Net of Loading
Type of Business
Ordinary new business	$7,853	$15,085	$8,759	$15,151
Ordinary renewal	65,363	57,652	58,729	49,779
Group life	4,308	4,308	3,969	3,969
Group annuity	(266)	(266)	212	212
	$77,258	$76,779	$71,669	$69,111

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The Company estimates accrued retrospective premium adjustments for its group health insurance business through a mathematical approach using an algorithm of the Company’s underwriting rules and experience rating practices. The amount of net premiums written by the Company that are subject to retrospective rating features was $6,474 and $6,395 at December 31, 2020, and 2019, respectively. This represented 2.0 percent and 2.1 percent of the total net premiums written for group life and health in 2020 and 2019, respectively.

8.	Separate Accounts

Separate Account assets held by the Company are carried at market value and consist primarily of variable life and annuity contracts.

The Company’s Separate Account assets are all non-guaranteed according to the SSAP 56 definition and are all legally insulated from the General Account. As of December 31, the Company reported Separate Account assets and liabilities from the following product lines:

	2020	2019
Product
Life insurance	$148,101	$134,765
Individual annuities	461,274	463,543
Group annuities	18,060,646	15,778,496
Total	$18,670,021	$16,376,804

A reconciliation of transfers to the Company from the separate accounts is as follows:

	2020	2019
Transfers as reported in the statements of operations of the separate accounts:
Transfers to separate accounts	$2,764,526	$2,590,397
Transfers from separate accounts	3,128,473	2,835,066
Net separate account transfers as reported in the statements of operations	$(363,947)	$(244,669)

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

Information regarding the Separate Accounts at and for the years ended December 31 are as follows:

	2020	2019

Premiums, considerations or deposits	$2,764,526	$2,590,397
Reserves at December 31
For accounts with assets at
Market value	$18,666,394	$16,372,841
Amortized cost	-	-
Total reserves	$18,666,394	$16,372,841
By withdrawal characteristics
Subject to discretionary withdrawal	$-	$-
With market value adjustment	-	-
At book value without market value adjustment and with current surrender charge of 5% or more	-	-
At market value	18,666,394	16,372,841
At book value without market value adjustment and with current surrender charge of less than 5%	-	-
	18,666,394	16,372,841
Not subject to discretionary withdrawal	-	-
Total	$18,666,394	$16,372,841

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

9.   Employees’ and Agents’ Benefit Plans

On December 1, 2014, the sponsorship of the employee defined pension benefit plan was transferred from the Company to OneAmerica.

The Company has multiple non-pension postretirement health care benefit plans. The medical plans are contributory, with participants’ contributions adjusted annually. The Company contribution for pre-65 retirees was frozen at the 2005 contribution level. For post-65 retirees the Company’s contribution is capped at the 2000 amount. The dental and life insurance plans are noncontributory. Employees hired on or after October 1, 2004 are no longer eligible for retiree health benefits.

A summary of assets and obligations of the Other Postretirement Benefit Plans, including an unfunded supplemental excess benefit plan for certain executives, is as follows at December 31:

	Overfunded		Underfunded
	2020	2019	2020	2019
Change in benefit obligation
Postretirement benefits
Benefit obligation at beginning of year	$-	$-	$68,809	$62,743
Service cost	-	-	1,294	1,203
Interest cost	-	-	1,953	2,401
Contribution by plan participants	-	-	1,442	1,513
Actuarial loss	-	-	6,103	5,875
Benefits paid	-	-	(4,919)	(4,926)
Plan amendments	-	-	-	-
Business combinations, divestitures, curtailments, settlements and special termination benefits	-	-	-	-
Benefit obligation at end of year	$-	$-	$74,682	$68,809

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

	Postretirement Benefits
	2020	2019
Change in plan assets
Fair value of plan assets at beginning of year	$-	$-
Actual return on plan assets	-	-
Employer contribution	3,477	3,413
Plan participants’ contributions	1,442	1,513
Benefits paid	(4,919)	(4,926)
Transfer to parent	-	-
Fair value of plan assets at end of year	$-	$-
Funded status
Overfunded
Asset (nonadmitted)
Prepaid benefit costs	$-	$-
Overfunded plan assets	-	-
Total assets (nonadmitted)	$-	$-
Underfunded
Liabilities recognized
Accrued benefit costs	$57,942	$54,969
Liability for pension benefits	16,739	13,840
Total liabilities recognized	$74,681	$68,809
Unrecognized liabilities	$-	$-

Components of net periodic benefit cost
Service cost	$1,294	$1,203
Interest cost	1,953	2,401
Expected return on plan assets	-	-
Transition asset or obligation	-	-
(Gains) and losses	601	(68)
Prior service cost or credit	102	283
Gain or loss recognized due to a settlement or curtailment	-	-
Total net periodic benefit cost	$3,950	$3,819

Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost
Items not yet recognized as a component of net periodic cost - prior	$(8,788)	$(4,097)
Net transition asset or obligation recognized	-	-
Net prior service cost or credit arising during the period	-	-
Net prior service cost or credit recognized	103	283
Net gain and loss arising during the period	(5,073)	(4,906)
Net gain and loss recognized or transferred to parent	601	(68)
Items not yet recognized as a component of net periodic cost - current year	$(13,157)	$(8,788)
Amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost
Net transition asset or obligation	$-	$-
Net prior service cost or credit	365	263
Net recognized gains and (losses)	(13,523)	(9,051)

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

Weighted-average assumptions used to determine net periodic benefit cost at December 31:

	Other Benefits
	2020	2019
Discount rate	3.35%	4.36%
Rate of compensation increase	6.00%	6.00%

Weighted-average assumptions used to determine benefit obligations at December 31:

	Other Benefits
	2020	2019
Discount rate	2.58%	3.33%
Rate of compensation increase	6.00%	6.00%

Pension Benefits and Other Benefits that make up the plan assets and benefit obligations are based upon a measurement date of December 31.

The Company measures service and interest costs by applying the specific spot rate along that yield curve to the plans’ expected liability cash flows.

For measurement purposes, the health care trend rate assumes a 0.25% decrease per year from the 2021 rate of 6.25% until the ultimate rate of 5.00% is reached in 2026.

The Company expects to contribute $3,848 to its other postretirement benefit plans in 2021.

OneAmerica sponsors a qualified, noncontributory defined benefit pension plan covering substantially all of its employees. OneAmerica charges the Company which in turn allocates to its affiliates a share of the total cost of the pension plan based on allocation and/or salary ratios. The Company’s share of net periodic benefit costs were $16,265 and $12,091 for 2020 and 2019, respectively. The Company has no legal obligation for benefits under this plan.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Other
Benefits

2021	$3,848
2022	3,817
2023	3,825
2024	3,858
2025	3,827
Years 2026-2030	21,540

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 introduced a prescription drug benefit under Medicare, as well as a federal subsidy to qualifying sponsors of retiree healthcare benefit plans.

The Company has elected to not pursue any plan changes as a result of the Act. Therefore, the valuation of the unfunded postretirement benefit obligation and the determination of the net postretirement benefit cost included in these financial statements do not reflect the effects of the Act on the plan.

The Company sponsors a defined contribution savings plan that covers substantially all employees. The Company contributes a match for participants who complete one full calendar year of employment. The match is 50 percent of participants’ elective deferral on the first 6 percent of eligible compensation. The Company’s contribution to the plan was $4,622 and $4,380 for 2020 and 2019, respectively. As of December 31, 2020, the fair value of the plan assets was $435,993.

The Company sponsors a profit sharing plan that covers substantially all of its career agents, except for the general agents. Effective August 1, 2016, the plan was amended to feature a safe harbor matching contribution structure. Career agents are eligible to make deferrals and receive a matching contribution on the first day of the month coincident with or next following three months of service and attainment of age 20-1/2. Matching contributions are immediately vested. With respect to the plan’s nonelective contribution, eligibility is six months of service and attainment of age 20-1/2, and the entry date for purposes of the nonelective contribution is the January 1 coincident with or next following the date such eligibility requirements are met. Vesting on the nonelective contribution is based on years of service, with full vesting after three years of service. The Company did not make a profit sharing contribution for the 2020 plan year. During 2020, the Company contributed $1,422 in safe harbor matching contributions for the 2020 plan. As of December 31, 2020, the fair market value of the plan assets was $43,074.

The Company sponsors a supplemental executive retirement plan, a defined contribution plan and other postretirement benefits for employees of the holding company group. The Company allocates the cost of the plans to affiliates based on direct allocation or salary ratios. The Company’s share of net periodic benefit cost for other postretirement benefit plans was $7,562 and $7,636 for 2020 and 2019, respectively. The Company has the legal obligation for benefits under these plans.

The Company has entered into deferred compensation agreements with certain directors, employees, agents and general agents. The deferred amounts are payable according to the terms and subject to the conditions of the deferred compensation agreements. The deferred compensation balance is included within Accrued commissions and general expenses on the Statements of Admitted Assets, Liabilities and Surplus.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

10.	Federal Income Taxes

The components of the net deferred tax asset recognized in the Company’s Statements of Admitted Assets, Liabilities and Surplus at December 31 are as follows:

		2020
	Ordinary	Capital	Total

Gross deferred tax assets	$154,009	$5,413	$159,422
Less: valuation allowance	-	-	-
Adjusted gross deferred tax asset	154,009	5,413	159,422
Deferred tax asset nonadmitted	(40,677)	(2,388)	(43,065)
Subtotal net admitted deferred tax asset	113,332	3,025	116,357
Deferred tax liabilities	(46,703)	(180)	(46,883)
Net admitted deferred tax asset	$66,629	$2,845	$69,474
Increase in nonadmitted tax asset

		2019
	Ordinary	Capital	Total

Gross deferred tax assets	$138,001	$1,714	$139,715
Less: valuation allowance	-	-	-
Adjusted gross deferred tax asset	138,001	1,714	139,715
Deferred tax asset nonadmitted	(31,509)	(297)	(31,806)
Subtotal net admitted deferred tax asset	106,493	1,417	107,910
Deferred tax liabilities	(45,610)	(3,806)	(49,416)
Net admitted deferred tax asset	$60,883	$(2,389)	$58,494

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The admitted deferred tax asset is determined from the following components at December 31:

		2020			2019
	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission calculation components: SSAP 101 (Paragraph 11)

(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$-	$2,421	$2,421	$-	$569	$569
(b) Adjusted gross deferred tax assets expected to be realized after the application of the threshold limitation	67,053	-	67,053	57,925	-	57,925
(i) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	67,053	-	67,053	57,925	-	57,925
(ii)Adjusted gross deferred tax assets allowed per limitation	-	-	187,754	-	-	144,636
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above offset by gross deferred tax liabilities)	46,280	604	46,884	48,568	848	49,416
Deferred tax assets admitted as the result of the application of SSAP No. 101 (a+b+c)	$113,333	$3,025	$116,358	$106,493	$1,417	$107,910
Ratio percentage used to determine recovery period and threshold			1035%			820%
Amount of adjusted capital and surplus used to determine recovery period and threshold amount			$1,403,321			$1,096,528

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The impact of tax-planning strategies at December 31 is as follows, none of which include reinsurance transactions:

	2020		2019		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Adjusted gross DTAs	$154,009	$5,413	$138,001	$1,714	$16,008	$3,699
Percentage of adjusted gross DTA by tax character attributable to the impact of tax planning strategies	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Net admitted adjusted gross DTAs	113,332	3,025	106,492	1,417	6,840	1,608
Percentage of adjusted net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	2.6%	0.0%	0.4%	0.0%	2.2%	0.0%

The change in net deferred taxes is comprised of the following (exclusive of the change in non-admitted assets reported as a component of the Change in non-admitted Assets) at December 31:

	2020	2019	Change
Gross deferred tax assets	$159,423	$139,715	$19,708
Deferred tax liabilities	(46,883)	(49,416)	2,533
Net deferred tax asset	112,540	90,299	22,241
Tax effect of unrealized gains	(455)	(5,532)	5,077
Net deferred income tax asset, excluding unrealized gains	$112,085	$95,831	$16,254

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 are as follows:

	2020	2019

Deferred tax assets
Policyholder reserves	$57,232	$54,202
Investments	2,073	-
Deferred acquisition costs	29,111	26,212
Policyholder dividend accrual	3,648	2,594
Fixed and amortizable assets	10,975	11,058
Compensation and benefits accrual	27,486	24,468
Receivables nonadmitted	9,966	7,646
Other	13,518	11,821
Ordinary deferred tax assets	154,009	138,001
Nonadmitted deferred tax assets	(40,677)	(31,508)
Admitted ordinary deferred tax assets	$113,332	$106,493
Capital
Investments	5,413	1,714
Nonadmitted	(2,388)	(297)
Admitted deferred tax assets	$116,357	$107,910
Deferred tax liabilities
Investments	$9,835	$8,831
Fixed assets	12,434	10,180
Deferred and uncollected premium	15,370	14,166
Policyholder reserves	8,521	10,174
Other	543	2,259
Ordinary deferred tax liabilities	46,703	45,610
Capital - investments	180	3,806
Deferred tax liabilities	46,883	49,416
Net admitted deferred tax asset	$69,474	$58,494

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The following reconciliation accounts for the difference between the actual expense and the amounts obtained by applying the federal statutory rate of 21% in both years to income before federal income taxes at December 31:

	2020	2019
Tax expense at the federal statutory rate	$1,102	$772
Tax preferenced investment income	(13,046)	(9,869)
Nondeductible expenses	456	951
Change in interest maintenance reserve	(347)	(354)
Change in nonadmitted assets	(4,189)	(4,085)
Elimination of statutory ceding commission amortization and capitalization	(1,022)	(898)
Provision to return adjustment	(31)	(983)
Change in pension liability	(916)	529
Tax sharing agreement	(769)	(1,477)
Other	(1,854)	108
	$(20,616)	$(15,306)

Federal and foreign income taxes incurred	$(4,362)	$1,635
Change in net deferred income taxes	(16,254)	(16,941)
Total statutory income tax benefit	$(20,616)	$(15,306)

Federal income tax-operating	$(5,913)	$(1,710)
Federal income tax-capital gains (losses)	1,551	3,345
Federal income tax incurred	$(4,362)	$1,635

The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2020	$3,828
2019	$2,652
2018	$2,680

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

A reconciliation of the beginning and ending liability for tax contingencies is as follows:

	2020	2019
Beginning of the year balance	$1,445	$1,445
Additions based on tax positions related to prior years	152	-
Deduction for Expiration of Federal Statute of Limitations	(273)	-
End of the year balance	$1,324	$1,445

The Company recognizes interest or penalties paid or accrued related to unrealized tax benefits as part of the income tax provision.

The statute of limitations related to the Company’s consolidated federal income tax return is closed for all tax years up to and including 2016. The expiration of the statute of limitations related to the various state income tax returns that the Company files varies by state.

11.	Reinsurance

AUL is a party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding companies for portions of the claims incurred. At December 31, 2020 and 2019, life reinsurance assumed was approximately 26 and 28 percent, respectively, of gross life insurance in force. Premiums on life reinsurance assumed were approximately 16 and 19 percent of gross life insurance premium income in 2020 and 2019, respectively. Premiums on accident and health reinsurance assumed were approximately 21 and 22 percent of gross accident and health premium income in 2020 and 2019, respectively.

The Company uses reinsurance to mitigate the risk it underwrites on a direct basis, including longevity risk. The Company cedes the portion of the total risk on an individual life in excess of $2,000. For policies issued prior to 2019, the amount ceded was in excess of $500 to $1,000. For accident and health and disability policies, AUL has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage. Certain statistical data with respect to reinsurance ceded follows:

	2020	2019
Reinsurance ceded on ordinary life in force	$57,316,394	$59,691,732
Reinsurance ceded on group and credit life in force	4,087,721	4,106,687
Life reinsurance premiums ceded	143,386	163,061
Accident and health reinsurance premiums ceded	53,828	52,942
Reinsurance recoveries	292,322	308,379

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

All AUL reinsurance agreements transfer risk. Premiums for policies reinsured with other companies have been reported as a reduction of premium income and amounts applicable to reinsurance ceded for policy reserves and claim liabilities have been reported as reductions of these items. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, AUL would remain liable. Policy reserves have been reduced at December 31, 2020 and 2019 by $2,089,706 and $2,117,105, respectively, for reinsurance ceded. Claim liabilities have been reduced at December 31, 2020 and 2019 by $87,416 and $90,138, respectively, for reinsurance ceded.

The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable. Six reinsurers account for the majority of the Company’s December 31, 2020, ceded reserves for life and accident and health insurance. Five of these reinsurers maintain A.M. Best ratings of A+, the remaining reinsurer was not rated by A.M. Best. The last available rating for this reinsurer as of December 31, 2018 was B+. This reinsurer has provided collateral to the Company in the form of a trust account and a Capital Maintenance Agreement from the reinsurer’s parent company and a Claims Payment Guarantee from another reinsurer in order to reduce the credit risk to OneAmerica. The remainder of such ceded reserves is spread among numerous reinsurers.

The Company has reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. If the reinsurance agreements were unilaterally cancelled there would not be a reduction to surplus. At December 31, 2020, there are no reinsurance agreements in effect such that losses paid or accrued exceed the total direct premium collected. The Company does not have and has not written off any uncollectible reinsurance during 2020 or 2019.

The Company did not commute any material ceded reinsurance in 2020 or 2019.

12.	Direct Premium Written/Produced by Managing General Agents/Third Party Administrators

MidAmerica Administrative & Retirement Solutions, Inc. of Lakeland, Florida provides claims payment, claims adjustment, and premium collection for group annuity business. The direct premium written related to MidAmerica for 2020 and 2019 was $218,027 and $247,976, respectively. MidAmerica does not have an exclusive contract with the Company.

13.	Risk-based Capital

The NAIC requires companies to calculate RBC to serve as a benchmark for the regulation of life insurance companies by state insurance regulators. At December 31, 2020 and 2019, the Company’s calculated RBC exceeded the minimum RBC requirements.

14.	Commitments and Contingencies

Various lawsuits have arisen in the course of the Company’s business. In these matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact on its operations, financial condition, or cash flow. However, given the inherent difficulty in predicting the outcome of legal proceedings, there exists the possibility that such legal actions could have a material adverse effect on the Company’s consolidated financial condition, operating results or cash flows.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

15.	Surplus Notes and Shareholder Dividends

In 1996, AUL issued $75,000 of 7.75 percent surplus notes, due March 30, 2026. The surplus notes were issued for cash and have the following repayment conditions and restrictions: 1) interest and principal payments may be made only with the prior approval of the Indiana Insurance Commissioner, and 2) repayment of the principal due may be made only from unassigned surplus. No affiliates of the Company hold positions in the surplus notes.

Interest is payable semiannually in March and September. Interest payments of $5,813 and $5,813 were approved and paid in 2020 and 2019, respectively. Total interest paid inception to date is $143,117.

Had the accrual of interest on surplus notes not been subject to approval of the Commissioner, accrued interest payable on the surplus notes at December 31, 2020 and 2019 would have been $1,453.

Under Indiana law, the amount of dividends a domestic insurer is permitted to pay without prior approval of the IDOI is limited to an amount not exceeding the greater of 10 percent of the Company’s statutory surplus as of the most recently preceding December 31 or 100 percent of the Company’s statutory gain from operations for the twelve month period ending on the most recently preceding December 31. Under state statutes, dividends would be limited to approximately $131,807 in 2020.

The Company paid no dividends in 2020 or 2019. The Company received a capital contribution of $338,700 in 2020 from OneAmerica as part of proceeds from a senior note. The proceeds are intended to be used for general corporate purposes. The Company did not receive a capital contribution in 2019.

The portion of unassigned surplus represented or reduced by each item below as of December 31, 2020 is as follows:

Nonadmitted asset values	$(159,300)
Asset valuation reserve	$(135,464)
Net unrealized gain (losses)	$6,634
Reinsurance recoverables from unauthorized companies	$(45)

16.	Federal Home Loan Bank of Indianapolis

The Company has a line of credit with the Federal Home Loan Bank of Indianapolis (FHLBI) for amounts up to $50,000,000 which matured in 2019. During 2019, the line of credit was renewed for an additional two years. The interest rate is determined based upon the variable advance rate at the time of a draw. There is no amount outstanding on this facility as of December 31, 2020 or 2019.

The Company maintains a membership in the FHLBI. FHLBI membership provides ready access to funds and borrowing capacity through the issuance of Funding Agreements. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52 accounting treatment to these funds, consistent with its other deposit-type contracts. The Company is required to hold a certain amount of FHLBI common stock as a requirement of membership, based on a minimum of 4.5 percent of outstanding borrowings.

At December 31, 2020 and 2019, the carrying value of the FHLBI Class B common stock was $82,490 and $77,942, respectively. The carrying value of the FHLBI common stock approximates fair value.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

Funding Agreements associated with the FHLBI totaled $1,702,414 and $1,517,264 as of December 31, 2020 and 2019, respectively. The proceeds were used to purchase bonds. The Company closely matches the maturities of the Funding Agreements with bond maturities. The Funding Agreements are classified as Deposit Type Contracts and had a carrying value of $1,703,386 and $1,518,809 at December 31, 2020 and 2019, respectively. Interest paid was $27,624 and $42,709 in 2020 and 2019, respectively.

The line of credit and Funding Agreements are collateralized by bond and mortgage loan investments and are maintained in a custodial account for the benefit of the FHLBI. The fair value of pledged assets amounted to $2,869,873 and $2,550,810 at December 31, 2020 and 2019, respectively, and is included in bonds and mortgage loan investments reported on the Statutory Statements of Admitted Assets, Liabilities and Surplus. The maximum carrying value of collateral pledged during the reporting period was $2,892,536.

The fixed rate funding agreements are pre-payable subject to payment of a yield maintenance fee based on current market interest rates. While no pre-payments are expected, the aggregate fee to prepay all fixed rate borrowings would have been $11,275 at December 31, 2020.

17.	Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Authoritative guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value based on their observability. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

●	Level 1 – Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets provide current pricing data on a more frequent basis. Examples include certain U.S. Treasury securities and exchange-traded equity securities.

●	Level 2 – Fair value is based on quoted prices for similar assets or liabilities in active markets, inactive markets, or model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. This level includes financial instruments that are valued by independent pricing services using models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs which are observable or derived from observable information in the marketplace. Examples include certain public and private corporate securities.

●	Level 3 – Fair value is based on valuations derived from techniques in which one or more significant inputs or significant value drivers are unobservable for assets or liabilities. Examples include certain public corporate securities and other less liquid securities not publicly traded on an exchange; for example the FHLBI stock.

In certain instances, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, the level disclosed is based on the lowest level significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement and ultimate classification of each asset and liability requires judgment.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The fair values of equity securities and separate account assets are based on quoted market prices where available. The Company is responsible for the determination of fair value and therefore performs quantitative and qualitative analysis of prices received from third parties.

The fair value of derivative contracts are measured based on current settlement values, which are based on quoted market prices and industry standard models that are commercially available. These techniques project cash flows of the derivatives using current and implied future market conditions. The present value of the cash flows is calculated to measure the current fair value of the derivative. The derivative assets and liabilities consist of options and swap contracts. The Company’s derivative products are categorized as Level 2 in the fair value hierarchy.

The Company has a pricing group which includes representatives from investments and accounting. The team is responsible for overseeing and monitoring the pricing of the Company’s investments and performs periodic due diligence reviews of the pricing services. The pricing review includes analysis of investment prices, approval of price source changes, price overrides, methodology changes, and classification of fair value hierarchy levels.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The table below presents the balances of assets measured at fair value as of December 31:

	Quoted Prices in	Significant	Significant	Total
	Active Markets	Observable	Unobservable	Fair
2020	Level 1	Level 2	Level 3	Value
Assets
Common stocks
Industrial & misc	$16	$-	$83,768	$83,784
Affiliate	-	-	-	-
Mutual funds	-	-	-	-
Total common stocks	16	-	83,768	83,784
Derivatives	-	100,790	-	100,790
Separate account assets *	18,670,021	-	-	18,670,021
Total Assets	$18,670,037	$100,790	$83,768	$18,854,595
Liabilities
Derivatives	$-	$69,800	$-	$69,800

	Quoted Prices in	Significant	Significant	Total
	Active Markets	Observable	Unobservable	Fair
2019	Level 1	Level 2	Level 3	Value
Assets
Common stocks
Industrial & misc	$17	$-	$79,290	$79,307
Affiliate	-	-	-	-
Derivatives	-	-	-	-
Total common stocks	17	-	79,290	79,307
Derivatives	-	52,560	-	52,560
Separate account assets *	16,376,804	-	-	16,376,804
Total Assets	$16,376,821	$52,560	$79,290	$16,508,671
Liabilities
Derivatives	$-	$41,227	$-	$41,227

*Separate account assets represent segregated funds that are invested on behalf of customers. Investment risks associated with market value changes are borne by the customer.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The following table provides a summary of the changes in fair value of Level 3 assets and liabilities, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets held at:

Common Stocks
Industrial & misc
Beginning Balance at December 31, 2018	$80,740
Transfer into level 3	-
Transfer out of level 3	-
Total gains included in net income	631
Total gains included in surplus	(94)
Purchases	-
Issuances	-
Sales	(1,987)
Settlements	-
Ending Balance at December 31, 2019	$79,290
Transfer into level 3	-
Transfer out of level 3	-
Total gains(losses) included in net income	-
Total gains(losses) included in surplus	(70)
Purchases	-
Issuances	-
Sales	4,548
Settlements	-
Ending Balance at December 31, 2020	$83,768

Realized gains (losses) are reported in the Statutory Statements of Operations, while unrealized gains (losses) are reported within unassigned surplus in the Statutory Statements of Admitted Assets, Liabilities and Surplus.

Authoritative guidance requires disclosure of the estimated fair value of certain financial instruments and the methods and significant assumptions used to estimate their fair values. The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the table should not be construed as the underlying value of the Company.

The disclosure of fair value information about certain financial instruments is based primarily on quoted market prices. The fair values cash, cash equivalents, and short-term investments approximate the carrying amounts reported in the balance sheet. Fair values for bonds, equity securities and derivatives are based on quoted market prices where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. It is not practicable to estimate the fair value of contract loans.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities. The fair value of other invested assets is based on quoted market prices where available.

The fair value of the corporate owned life insurance and the employee and agent trust is based upon the cash surrender value.

Fair values of other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The fair value of Funding Agreements with FHLBI was estimated by discounting the future cash flows using current rates.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The fair values of certain financial instruments, along with the corresponding carrying values as of December 31, are as follows:

			2020			Not Practicable
	Fair	Admitted				Carrying	Net Asset Value
	Value	Value	Level 1	Level 2	Level 3	Value	(NAV)

Assets
Bonds	$13,491,379	$12,168,892	$381,739	$12,475,252	$634,388	$-	$-
Preferred stocks	2,220	2,000	-	2,220	-	-	-
Common stocks	88,859	88,859	16	-	88,843	-	-
Mortgage loans	2,459,361	2,408,067	-	-	2,459,361	-	-
Cash & cash equivalents	200,906	200,906	200,906	-	-	-	-
Contract loans	-	441,012	-	-	-	441,012	-
Derivatives	100,971	100,790	-	100,971	-	-	-
Other invested assets	271,412	256,735	-	85,716	185,696	-	-
Securities lending reinvested collateral assets	657,438	657,363	118,209	539,229	-	-	-
Corporate owned life insurance	389,549	389,549	-	389,549	-	-	-
Employee and agent trust	384,950	384,950	-	384,950	-	-	-
Separate account assets	18,670,021	18,670,021	18,670,021	-	-	-	-
Liabilities
Derivatives	69,800	69,800	-	69,800	-	-	-
Payable for securities lending	657,438	657,363	118,208	539,230	-	-	-
Funding agreements	1,734,761	1,702,414	-	-	1,734,761	-	-

			2019			Not Practicable
	Fair	Admitted				Carrying	Net Asset Value
	Value	Value	Level 1	Level 2	Level 3	Value	(NAV)

Assets
Bonds	11,418,242	$10,648,022	$24,056	$11,008,779	$385,407	$-	$-
Preferred stocks	2,120	2,000	-	2,120	-	-	-
Common stocks	79,307	79,307	17	-	79,290	-	-
Mortgage loans	2,410,142	2,389,749	-	-	2,410,142	-	-
Cash & cash equivalents	170,496	170,496	170,496	-	-	-	-
Contract loans	-	408,098	-	-	-	408,098	-
Derivatives	52,560	52,560	-	52,560	-	-	-
Other invested assets	233,994	222,772	-	63,229	170,765	-	-
Securities lending reinvested collateral assets	250,146	250,082	35,167	214,979	-	-	-
Corporate owned life insurance	362,213	362,213	-	362,213	-	-	-
Employee and agent trust	62	62	-	62	-	-	-
Separate account assets	16,376,804	16,376,804	16,376,804	-	-	-	-
Liabilities
Derivatives	41,227	41,227	-	41,227	-	-	-
Payable for securities lending	250,146	250,082	35,167	214,979	-	-	-
Funding agreements	1,528,456	1,518,809	-	-	1,528,456	-	-

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

18.	Subsequent Events and Other Items

Management has evaluated the impact of all subsequent events through March 25, 2021, the date the financial statements were available to be issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Supplemental Schedules

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities

For the Year Ended December 31, 2020

(In thousands)

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the termination of reserves:

Investment income earned
Government bonds	$30,830
Other bonds (unaffiliated)	429,158
Preferred stocks (unaffiliated)	137
Common stocks (unaffiliated)	2,916
Common Stocks (affiliated)	1,500
Mortgage loans	107,433
Real estate	20,683
Premium notes, policy loans and liens	21,554
Cash and cash equivalents	498
Derivative Instruments	(6,898)
Other invested assets	16,266
Aggregate write-ins for investment income	1,151
Gross investment income	$625,228
Real estate owned—book value less encumbrances	$89,281
Mortgage loans—book value
Residential mortgages	$19
Commercial mortgages	2,408,048
Total mortgage loans	$2,408,067
Mortgage loans by standing—book value
Good standing	$2,408,067
Good standing with restructured terms	-
Interest overdue more than three months, not in foreclosure	-
Foreclosure in process	-
Total mortgage loans	$2,408,067
Other long-term assets—statement value	$256,735
Common stock of parent, subsidiary, and affiliates—book value	$5,075
Bonds and short-term investments by class and maturity
Bonds by maturity—statement value
Due within one year or less	$748,633
Over 1 year through 5 years	3,131,073
Over 5 years through 10 years	3,914,696
Over 10 years through 20 years	2,000,580
Over 20 years	2,327,172
No maturity date	46,738
Total by maturity	$12,168,892
Bonds by class—statement value
Class 1	$6,902,631
Class 2	4,705,551
Class 3	449,749
Class 4	92,219
Class 5	17,166
Class 6	1,576
Total by class	$12,168,892
Total bonds publicly traded	$6,787,032
Total bonds privately placed	$5,381,860

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities, Continued

As of and for the Year Ended December 31, 2020

(In thousands)

Preferred stocks—statement value	$2,000
Common stocks—market value	$88,859
Short-term investments—book value	$-
Derivatives - statement value, net	$26,436
Cash (overdraft) on deposit	$200,906
Life insurance in force, net of reinsurance
Ordinary	$72,363,246
Credit life	$956
Group life	$61,642,395
Amount of accidental death insurance in force under ordinary policies	$21,854
Life insurance policies with disability provisions in force
Ordinary	$9,540,121
Group life	$35,425,604
Supplementary contracts
Ordinary—not involving life contingencies
Amount on deposit	$20,254
Income payable	$240
Ordinary—involving life contingencies
Income payable	$204
Group—not involving life contingencies
Amount on deposit	$69
Annuities
Ordinary
Immediate—amount of income payable	$32,158
Deferred—fully paid account balance	$9
Deferred—not fully paid account balance	$1,213,673
Group
Amount of income payable	$168,142
Fully paid account balance	$715,197
Not fully paid account balance	$4,619,607
Accident and health insurance—premiums in force
Ordinary	$49,713
Group	$181,672
Credit	$-

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities, Continued

As of and for the Year Ended December 31, 2020

(In thousands)

Deposit funds and dividend accumulations
Deposit funds—account balance	$8,122
Dividend accumulations—account balance	$39,680
Claim payments (by accident year)
Group accident and health
2020	$52,270
2019	$35,467
2018	$4,860
2017	$2,009
2016	$3,432
Prior	$8,781
Other accident and health
2020	$-
2019	$-
2018	$-
2017	$-
2016	$-
Prior	$-
Other coverages that use developmental methods to calculate claims reserves
2020	$-
2019	$-
2018	$-
2017	$-
2016	$-
Prior	$-

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Summary Investment Schedule

As of and for the Year Ended December 31, 2020

(In thousands)

The Company’s gross investment holdings as filed in the 2020 Annual Statement are $14,324,552.

					Admitted Assets as Reported
			Gross Investment Holdings		in the Annual Statement
						Securities
						Lending
				Percentage		Reinvested	Total	Percentage
				of Column 1		Collateral	(Col 3+4)	of Column 5
			Amount	Line 13	Amount	Amount	Amount	Line 1 3
Investment categories
1.	Long term Bonds (Schedule D, Part 1):
	1.01	U.S. Governments	$1,096,827	6.680%	$1,096,827	-	$1,096,827	6.681%
	1.02	All Other Governments	89,310	0.544%	89,310	-	89,310	0.544%
	1.03	U.S. States, Territories and Possessions etc, Guaranteed	20,662	0.126%	20,662	-	20,662	0.126%
	1.04	U.S. Political Subdivisions of States, Territories and Possessions,	2,289	0.014%	2,289	-	2,289	0.014%
	1.05	U.S. Special Revenue & Special Assessment Obligations, etc, Non-	552,575	3.366%	552,575	-	552,575	3.365%
	1.06	Industrial and Miscellaneous	10,310,932	62.800%	10,310,932	153,677	10,464,609	63.74%
	1.07	Hybrid Securities	49,559	0.302%	49,559	-	49,559	0.302%
	1.08	Parent, Subsidiaries and Affiliates	-	0.000%	-	-	-	0.000%
	1.09	SVO Identified Funds	46,738	0.285%	46,738	-	46,738	0.284%
	1.10	Bank Loans	-	0.000%	-	-	-	0.000%
	1.11	Total Long-Term Bonds	12,168,892	74.117%	12,168,892	153,677	12,322,569	75.056%
2.	Preferred Stocks (Schedule D, Part 2, Sections 1):
	2.01	Industrial and Misc. (Unaffiliated)	2,000	0.012%	2,000	-	2,000	0.012%
	2.02	Parent, Subsidiaries and Affiliates	-	0.000%	-	-	-	0.000%
	2.03	Total Preferred Stocks	2,000	0.012%	2,000	-	2,000	0.012%
3.	Common Stocks (Schedule D, Part 2, Sections 2):
	3.01	Industrial and Misc. (Unaffiliated) Publicly Traded	16	0.000%	16	-	16	0.000%
	3.02	Industrial and Misc. (Unaffiliated) Other	83,768	0.510%	83,768	-	83,768	0.510%
	3.03	Parent, Subsidiaries and Affiliates Publicly Traded	5,075	0.031%	5,075	-	5,075	0.031%
	3.04	Parent, Subsidiaries and Affiliates Other	-	0.000%	-	-	-	0.000%
	3.05	Mutual Funds	-	0.000%	-	-	-	0.000%
	3.06	Total Common Stocks	88,859	0.541%	88,859	-	88,859	0.541%
4.	Mortgage Loans (Schedule B):3.5 Mutual Funds					-
	4.01	Farm Mortgages	-	0.000%	-	-	-	0.000%
	4.02	Residential Mortgages	19	0.000%	19	-	19	0.000%
	4.03	Commercial Mortgages	2,408,047	14.667%	2,408,047	-	2,408,047	14.667%
	4.04	Mezzanine Real Estate Loans	-	0.000%	-	-	-	0.000%
	4.05	Total Mortgage Loans	2,408,066	14.667%	2,408,066	-	2,408,066	14.667%
5.	Real estate (Schedule A):
	5.01	Properties Occupied by Company	74,362	0.453%	74,362	-	74,362	0.453%
	5.02	Properties Held for Production of Income	14,919	0.091%	14,919	-	14,919	0.091%
	5.03	Properties Held for Sale	-	0.000%	-	-	-	0.000%
	5.04	Total Real Estate	89,281	0.544%	89,281	-	89,281	0.544%
6.	Cash, cash equivalents, and short term investments:
	6.01	Cash (Schedule E, Part 1)	200,906	1.224%	200,906	199,359	400,265	2.438%
	6.02	Cash Equivalents, (Schedule E, Part 2)	-	0.000%	-	118,155	118,155	0.719%
	6.03	Short-Term Investments (Schedule DA)	-	0.000%	-	186,172	186,172	1.134%
	6.04	Total Cash, Cash Equivalents, and Short Term Investments	200,906	1.224%	200,906	503,686	704,592	4.291%
7.	Contract Loans		441,012	2.686%	441,012	-	441,012	2.686%
8.	Derivatives (Schedule DB)		100,790	0.614%	100,790	-	100,790	0.614%
9.	Other Invested Assets (Schedule BA)		257,476	1.568%	256,734	-	256,734	1.564%
10.	Receivables for Securities		4,044	0.025%	4,044	-	4,044	0.025%
11.	Securities Lending (Schedule DL, Part 1)		657,363	4.004%	657,363	xxx	xxx	xxx
12.	Aggregate Write-ins for Invested Assets		-	0.000%	-	-	-	0.000%
13.	Total Invested Assets		$16,418,688	100.000%	$16,417,947	$657,363	$16,417,947	100.00%

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interragatories

As of and for the Year Ended December 31, 2020

(In thousands)

1.	State the reporting entity’s total admitted assets as reported on its annual statement.	$17,157,378

2.	State by investment category the 10 largest exposures to a single issuer/borrower/investment, excluding U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt, property occupied by the Company and policy loans.

			Percentage of Total
Investment Category		Amount	Admitted Assets

2.01	FEDERAL HOME LOAN BANKS	$82,490	0.5%
2.02	AMERICAN WATER WORKS COMPANY INC	71,079	0.4%
2.03	RAYTHEON TECHNOLOGIES CORPORATION	55,781	0.3%
2.04	NEXTERA ENERGY INC	46,560	0.3%
2.05	ANHEUSER BUSCH INBEV NV	46,037	0.3%
2.06	XCEL ENERGY INC	44,394	0.3%
2.07	COMCAST CORPORATION	43,575	0.3%
2.08	ALLIANT ENERGY CORP	43,247	0.3%
2.09	BAE SYSTEMS PLC	42,519	0.2%
2.10	WELLS FARGO & COMPANY	42,500	0.2%

3.	State the amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating.

		Percentage of Total			Percentage of Total
		Admitted	Preferred		Admitted
Bonds	Amount	Assets	Stocks	Amount	Assets

3.01 NAIC – 1	$6,902,631	40.2%	P/RP – 1	$-	0.0%
3.02 NAIC – 2	4,705,551	27.4%	P/RP – 2	2,000	0.0%
3.03 NAIC – 3	449,749	2.6%	P/RP – 3	-	0.0%
3.04 NAIC – 4	92,219	0.5%	P/RP – 4	-	0.0%
3.05 NAIC – 5	17,166	0.1%	P/RP – 5	-	0.0%
3.06 NAIC – 6	1,576	0.0%	P/RP – 6	-	0.0%

4.	State the amounts and percentages of the reporting entity’s total admitted assets held in foreign investments (regardless of whether there is any foreign currency exposure) and unhedged foreign currency exposure (defined as the statement value of investments denominated in foreign currencies which are not hedged by financial instruments qualifying for hedge accounting as specified in SSAP No. 31–Derivative Instruments), including:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets? Yes [   ] No [X]

4.01	Total admitted assets held in foreign investments	$1,801,373	10.5%
4.02	Foreign-currency-denominated investments	73,025	0.4%
4.03	Insurance liabilities denominated in that same foreign currency	-	0.0%

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interragatories, Continued

As of and for the Year Ended December 31, 2020

(In thousands)

5.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

			Percentage of Total
		Amount	Admitted Assets

5.01	Countries rated NAIC-1	$1,700,362	9.9%
5.02	Countries rated NAIC-2	93,723	0.5%
5.03	Countries rated NAIC-3 or below	7,288	0.0%

6.       Two largest foreign investment exposures to a single country, categorized by NAIC sovereign rating:

			Percentage of Total
		Amount	Admitted Assets

	Countries rated NAIC-1
6.01	Country: Cayman Islands	$500,353	2.9%
6.02	Country: Australia	402,190	2.3%

	Countries rated NAIC-2
6.03	Country: Mexico	$38,443	0.2%
6.04	Country: Indonesia	9,016	0.0%

	Countries rated NAIC-3 or below
6.05	Country: Paraguay	$2,008	0.0%
6.06	Country: Guatemala	2,001	0.0%

			Percentage of Total
		Amount	Admitted Assets

7. Aggregate unhedged foreign currency exposure		$-	0.0%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

8.01	Countries rated NAIC-1	$-	0.0%
8.02	Countries rated NAIC-2	-	0.0%
8.03	Countries rated NAIC-3 or below	-	0.0%

9. Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign rating:
9.01	Country:	$-	0.0%
9.02	Country:	-	0.0%

10. List the 10 largest sovereign (i.e. non-governmnetal) foreign issues:

			Percentage of Total
		Amount	Admitted Assets

10.01	KONINKLIJKE PHILIPS ELECTRONICS NV	$38,706	0.2%
10.02	ROYAL DUTCH SHELL PLC	38,393	0.2%
10.03	INVESCO LTD	33,480	0.2%
10.04	KEMBLE WATER HOLDINGS LTD	32,000	0.2%
10.05	SIEMENS AG	31,449	0.2%
10.06	BAE SYSTEMS PLC	27,747	0.2%
10.07	CSL LTD	27,345	0.2%
10.08	PERNOD-RICARD SA	24,372	0.1%
10.09	MACQUARIE GROUP LTD	22,427	0.1%
10.10	DEXUS DIVERSIFIED TRUST	22,000	0.1%

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interragatories, Continued

As of and for the Year Ended December 31, 2020

(In thousands)

11. Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?  Yes [ X ] No [ ]

11.01	Total admitted assets held in Canadian investments	$-	0.0%
11.02	Canadian-currency denominated investments	-	0.0%
11.03	Canadian-denominated insurance liabilities	-	0.0%
11.04	Unhedged Canadian currency exposure	-	0.0%

Line is not applicable because the Company does not have contractual sales restrictions.

Line is not applicable because the Company’s equity securities are less than 2.5% of admitted assets.

Line 14.01-14.05 is not applicable because the Company’s nonaffiliated, privately placed equities is less than 2.5% of admitted assets.

List 10 largest fund managers:

	Ten largest fund managers:
	Fund Manager	Total Invested	Diversified	Nondiversified

14.06	Maranon SRF	$65,922	$65,922	$-
14.07	iShares IG Corporate Bond ETF	36,500	36,500	-
14.08	Barings	32,692	32,692	-
14.09	Pinebridge Private Credit	21,816	21,816	-
14.10	Golub Pearls	15,120	15,200	-
14.11	HGGC	13,540	13,540	-
14.12	KKR Eagle	12,893	12,893	-
14.13	Blackstone Diversified Alts	12,800	12,800	-
14.14	CVC US Direct Lending	10,822	10,822	-
14.15	Dover Street	10,190	10,190	-

15. Is not applicable because the Company’s general partnership interests are less than 2.5% of admitted assets.

16. With respect to mortgage loans reported in Schedule B, state the amounts and percentages of the reporting entities total admitted assets held.

Are mortgage loans reported in Schedule B less than 2.5 percent of the reporting entity’s total admitted assets? Yes [ ] No[X]

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interragatories, Continued

As of and for the Year Ended December 31, 2020

(In thousands)

List each of the 10 largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

			Percentage of Total
	Type (Residential, Commercial, Agricultural)	Amount	Admitted Assets

16.02	Commerical	$28,629	0.2%
16.03	Commerical	28,119	0.2%
16.04	Commerical	26,000	0.2%
16.05	Commerical	26,000	0.2%
16.06	Commerical	25,190	0.1%
16.07	Commerical	23,500	0.1%
16.08	Commerical	22,948	0.1%
16.09	Commerical	22,924	0.1%
16.10	Commerical	22,278	0.1%
16.11	Commerical	22,205	0.1%

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

			Percentage of Total
		Amount	Admitted Assets

16.12	Construction loans	$-	0.0%
16.13	Mortgage loans over 90 days past due	-	0.0%
16.14	Mortgage loans in the process of foreclosure	-	0.0%
16.15	Mortgage loans foreclosed	-	0.0%
16.16	Restructured mortgage loans	-	0.0%

17.	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural
	Percentage of Total		Percentage of Total		Percentage of Total
		Admitted		Admitted		Admitted
Loan-to Value	Amount	Assets	Amount	Assets	Amount	Assets

17.01 above 95%	$-	0.0%	$-	0.0%	$-	0.0%
17.02 91% to 95%	-	0.0%	-	0.0%	-	0.0%
17.03 81% to 90%	-	0.0%	-	0.0%	-	0.0%
17.04 71% to 80%	-	0.0%	-	0.0%	-	0.0%
17.05 below 70%	19	0.0%	2,408,047	14.0%	-	0.0%

Line 18 is not applicable because the Company’s investments held in real estate are less than 2.5% of admitted assets.

Line 19 is not applicable because the Company’s investments held in mezzanine real estate loans are less than 2.5% of admitted assets.

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interragatories, Continued

As of and for the Year Ended December 31, 2020

(In thousands)

Line 20 Securities lending or repurchase agreements.

	At Year-End
	Percentage of Total		At End of Each Quarter
			1st Qtr	2nd Qtr	3rd Qtr
		Admitted	Amount	Amount	Amount
	Amount	Asset	(unaudited)	(unaudited)	(unaudited)

Securities lending (do not include assets
held as collateral for such transactions)	$6,321,302	36.8%	$5,247,147	$5,414,891	$6,046,237
Repurchase agreements	-	0.0%	-	-	-
Reverse repurchase agreements	-	0.0%	-	-	-
Dollar repurchase agreements	-	0.0%	-	-	-
Dollar reverse repurchase agreements	-	0.0%	-	-	-

Line 21 is not applicable since the Company does not have warrants not attached to other financial instruments, options, caps and floors.

Line 22 Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards.

	At Year-End
	Percentage of Total		At End of Each Quarter
			1st Qtr	2nd Qtr	3rd Qtr
		Admitted	Amount	Amount	Amount
	Amount	Asset	(unaudited)	(unaudited)	(unaudited)

Hedging	$800,000	4.7%	$22,300	$-	$-
Income generation	-	0.0%	-	-	-
Replications	-	0.0%	-	-	-
Other	-	0.0%	-	-	-

Line 23 Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for future contracts.

	At Year-End
	Percentage of Total		At End of Each Quarter
			1st Qtr	2nd Qtr	3rd Qtr
		Admitted	Amount	Amount	Amount
	Amount	Asset	(unaudited)	(unaudited)	(unaudited)

Hedging	$-	0.0%	$355	$-	$-
Income generation	-	0.0%	-	-	-
Replications	-	0.0%	-	-	-
Other	-	0.0%	-	-	-

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Schedule of Reinsurance

Disclosures For the Year Ended December 31, 2020

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.            Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or similar effect.

Yes ☐ No ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply: _________

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

Yes ☐ No ☐ N/A ☒

2.            Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes ☐ No ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply: _________

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.

Yes ☐ No ☐ N/A ☒

3.            Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which result in delays in payment in form or in fact:

a.     Provisions that permit the reporting of losses to be made less frequently than quarterly;

b.     Provisions that permit settlements to be made less frequently than quarterly;

c.     Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or

d.     The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

Yes ☐ No ☒

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Schedule of Reinsurance Disclosures, Continued

For the Year Ended December 31, 2020

4.            Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract:	Response:	Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?
Assumption reinsurance – new for the reporting period[1]	Yes ☐ No ☒		N/A
Non-proportional reinsurance, which does not result in significant surplus relief	Yes ☐ No ☒		Yes ☐ No ☐ N/A ☒

5.            Has the Company ceded any risk in a reinsurance agreement that is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

a.    Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or

Yes ☐ No ☐ N/A ☒

b.	Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes ☐ No ☐ N/A ☒

If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences to explain why the contract(s) is treated differently for GAAP and SAP below:

1 This disclosure relates to ceding companies with assumption reinsurance agreements (paragraph 60 of SSAP 61R) entered into during the current year for which indemnity reinsurance is being applied for policyholders who have not yet agreed to the transfer to the new insurer or for which the regulator has not yet approved the novation to the new insurer.

American United Life Insurance Company
Notes to the Supplemental Schedule of Assets and Liabilities, Summary Investment
Schedule, Supplemental Investment Risk Interragatories and Supplemental Schedule of
Reinsurance Disclosures

For the Year Ended December 31, 2020

Basis of Presentation

The accompanying schedules and interrogatories present selected financial data as of December 31, 2020 and for the year then ended for purposes of complying with paragraph 9 of the Annual Audited Financial Reports in the General section of the National Association of Insurance Commissioners’ Annual Statement Instructions and agree to or are included in the amounts reported in the Company’s 2020 Statutory Annual Statement as filed with the IDOI.

Captions that represented amounts that were not applicable to the Company were omitted from the schedules.

This accompanying note is an integral part of these supplemental schedules

Report of Independent Registered Public Accounting Firm

To the Board of Directors of American United Life Insurance Company and the Contract Owners of AUL American Individual Variable Life Unit Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of AUL American Individual Variable Life Unit Trust indicated in the table below as of December 31, 2020, and the related statements of operations and of changes in net assets and financial highlights for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of AUL American Individual Variable Life Unit Trust as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB VPS International Growth Portfolio A Class - 02-376 (1)	Invesco V.I. Core Equity Fund Series II Class - 02-826 (1)
AB VPS International Value Portfolio A Class - 02-377 (1)	Invesco V.I. Diversified Dividend Fund Series I Class - 02-861 (1)
AB VPS Small Mid Cap Value Portfolio A Class - 02-378 (1)	Invesco V.I. Global Real Estate Fund Series I Class - 02-825 (1)
Alger Large Cap Growth Portfolio I-2 Class - 02-500 (1)	Invesco V.I. Health Care Fund Series I Class - 02-815 (1)
Alger Small Cap Growth Portfolio I-2 Class - 02-515 (1)	Invesco V.I. High Yield Fund Series I Class - 02-830 (1)
American Century VP Capital Appreciation Fund I Class - 02-410 (1)	Invesco V.I. International Growth Fund Series II Class - 02-827 (1)
American Century VP Income & Growth Fund I Class - 02-425 (1)	Invesco V.I. Managed Volatility Fund Series I Class - 02-820 (1)
American Century VP International Fund I Class - 02-420 (1)	Janus Henderson Balanced Portfolio Service Class - 02-611 (1)
American Century VP Mid Cap Value Fund II Class - 02-397 (1)	Janus Henderson Flexible Bond Portfolio Institutional Class - 02-607 (1)
American Century VP Ultra Fund I Class - 02-122 (1)	Janus Henderson Forty Portfolio Institutional Class - 02-602 (1)
BNY Mellon Investment Portfolios, Small Cap Stock Index Port Ser Class - 02-646 (1)	Janus Henderson Global Research Portfolio Institutional Class - 02-606 (1)
BNY Mellon Investment Portfolios, Technology Growth Port Service Class - 02-650 (1)	Janus Henderson Mid Cap Value Portfolio Service Class - 02-259 (1)
BNY Mellon Variable Investment Fund, Appreciation Portfolio Service Cl - 02-645 (1)	Janus Henderson Overseas Portfolio Service Class - 02-609 (1)
Calvert VP SRI Mid Cap Growth Portfolio - 02-520 (1)	Neuberger Berman AMT Mid Cap Growth Portfolio Service Class - 02-866 (1)

PricewaterhouseCoopersLLP, 101 W. Washington Street, Suite 1300, Indianapolis, IN 46204
T:(317) 222 2202, F: (317) 940 7660, www.pwc.com/us

Columbia Variable Portfolio-Small Cap Value Fund 1 Class - 02-382 (1)	Neuberger Berman Mid Cap Intrinsic Value Portfolio I Class - 02-870 (1)
Columbia Variable Portfolio-US Government Mortgage Fund 1 Class - 02-384 (1)	Neuberger Berman Short Duration Bond Portfolio I Class - 02-875 (1)
Fidelity VIP Asset Manager Portfolio Initial Class - 02-230 (1)	Pioneer Bond VCT Portfolio I Class - 02-CPG (1)
Fidelity VIP Contrafund Portfolio Initial Class - 02-245 (1)	Pioneer Equity Income VCT Portfolio I Class - 02-CPF (1)
Fidelity VIP Equity-Income Portfolio Initial Class - 02-205 (1)	Pioneer Equity Income VCT Portfolio II Class - 02-598 (1)
Fidelity VIP Freedom 2005 Portfolio Initial Class - 02-163 (1)	Pioneer Fund VCT Portfolio I Class - 02-596 (1)
Fidelity VIP Freedom 2010 Portfolio Initial Class - 02-162 (1)	Pioneer Select Mid Cap Growth VCT Portfolio I Class - 02-597 (1)
Fidelity VIP Freedom 2015 Portfolio Initial Class - 02-161 (1)	Royce Capital Small-Cap Portfolio Investor Class - 02-750 (1)
Fidelity VIP Freedom 2020 Portfolio Initial Class - 02-159 (1)	T. Rowe Price Blue Chip Growth Portfolio - 02-124 (1)
Fidelity VIP Freedom 2025 Portfolio Initial Class - 02-158 (1)	T. Rowe Price Equity Income Portfolio - 02-580 (1)
Fidelity VIP Freedom 2030 Portfolio Initial Class - 02-157 (1)	T. Rowe Price Limited-Term Bond Portfolio - 02-585 (1)
Fidelity VIP Freedom Income Portfolio Initial Class - 02-164 (1)	T. Rowe Price Mid-Cap Growth Portfolio - 02-586 (1)
Fidelity VIP Government Money Market Portfolio Initial Class - 02-250 (1)	Templeton Foreign VIP Fund 2 Class - 02-909 (1)
Fidelity VIP Growth Portfolio Initial Class - 02-210 (1)	Templeton Global Bond VIP Fund 1 Class - 02-907 (1)
Fidelity VIP High Income Portfolio Initial Class - 02-215 (1)	Timothy Plan Conservative Growth Variable - 02-126 (1)
Fidelity VIP Index 500 Portfolio Initial Class - 02-225 (1)	Timothy Plan Strategic Growth Variable - 02-127 (1)
Fidelity VIP Mid Cap Portfolio Service 2 Class - 02-941 (1)	Vanguard VIF Diversified Value Portfolio - 02-190 (1)
Fidelity VIP Overseas Portfolio Initial Class - 02-220 (1)	Vanguard VIF Mid-Cap Index Portfolio - 02-118 (1)
Franklin Allocation VIP Fund 1 Class - 02-908 (1)	Vanguard VIF Small Company Growth Portfolio - 02-119 (1)
Franklin Small Cap Value VIP Fund 1 Class - 02-906 (1)	Vanguard VIF Total Bond Market Index Portfolio - 02-121 (1)
Goldman Sachs VIT Government Money Market Fund Service Class - 02-CGK (1)
(1) Statement of net assets as of December 31, 2020, statement of operations for the year ended December 31, 2020, statements of changes in net assets for the years ended December 31, 2020 and

2019, and financial highlights for the years or periods ended December 31, 2020, 2019, 2018, 2017, and 2016

Basis for Opinion

These financial statements are the responsibility of the American United Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of AUL American Individual Variable Life Unit Trust based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of AUL American Individual Variable Life Unit Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Indianapolis, Indiana

April 29, 2021

We have served as the auditor of one or more of the subaccounts of AUL American Individual Variable Life Unit Trust since 1998.

Statement of Additional Information for

American Accumulator –

AUL American Individual Variable Life
Unit Trust

Flexible Premium Variable Adjustable Universal Life Insurance Policy

Products and financial services provided by:

American United Life Insurance Company®

a OneAmerica® company

P.O. Box 368, Indianapolis, Indiana 46206-0368 1-

800-537-6442

May 1, 2021

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2021

AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST

FLEXIBLE PREMIUM VARIABLE ADJUSTABLE UNIVERSAL LIFE INSURANCE POLICY

AMERICAN ACCUMULATOR

Sold By

American United Life Insurance Company®

One American Square, P.O. Box 368

Indianapolis, Indiana 46206-0368

1-800-537-6442

www.oneamerica.com

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the AUL Flexible Premium Variable Adjustable Universal Life policies dated, May 1, 2016.

A Prospectus is available without charge by calling the number listed above or by writing to the address listed above.

Description

GENERAL INFORMATION AND HISTORY

DISTRIBUTION OF CONTRACTS

CUSTODY OF ASSETS

GENERAL INFORMATION AND HISTORY

For a general description of AUL and AUL American Individual Variable Life Unit Trust (the “Variable Account”),

see the section entitled “Information about AUL, The Variable Account, and The Funds” in the Prospectus.

DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable life contracts (the “Contracts”) described in the Prospectus and in this statement of Additional Information. It’s principal business address is the same as the Depositor’s. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the “SEC”) as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable life contracts. The broker-dealers are required to be registered with the SEC and be members of the Financial Industry Regulation Authority (“FINRA”).

OneAmerica Securities serves as the Principal Underwriter without compensation from the Variable Account.

CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are kept physically segregated and are held separate and apart from the assets of other separate accounts of AUL and from AUL’s General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds offered hereunder.

No dealer, salesman or any other person is authorized by the AUL American Individual Variable Life Unit Trust or by AUL to give any information or to make any representation other than as contained in this Statement of Additional Information in connection with the offering described herein.

AUL has filed a Registration Statement with the Securities and Exchange Commission, Washington, D.C.

For further information regarding the AUL American Individual Variable Life Unit Trust, AUL and its variable products, please reference the Registration statement and the exhibits filed with it or incorporated into it. All contracts referred to in this prospectus are also included in that filing.

The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST

FLEXIBLE PREMIUM VARIABLE ADJUSTABLE

UNIVERSAL LIFE INSURANCE POLICY

Sold By

AMERICAN UNITED

LIFE INSURANCE COMPANY®

One American Square, P.O. Box 368

Indianapolis, Indiana 46206-0368

www.oneamerica.com

STATEMENT OF ADDITIONAL INFORMATION

Dated: May 1, 2021

Statement of Additional Information for

FPVUL –

Flexible Premium

Adjustable Variable Universal Life

Products and financial services provided by:

American United Life Insurance Company®

a OneAmerica® company

P.O. Box 368, Indianapolis, Indiana 46206-0368 1-

800-537-6442

May 1, 2021

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2021

AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST FLEXIBLE

PREMIUM ADJUSTABLE VARIABLE LIFE

Sold By

American United Life Insurance Company®

One American Square, P.O. Box 368

Indianapolis, Indiana 46206-0368

1-800-537-6442

www.oneamerica.com

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the Flexible Premium Adjustable Variable Life policies dated May 1, 2014.

A Prospectus is available without charge by calling the number listed above or by writing to the address listed above.

Description

GENERAL INFORMATION AND HISTORY

DISTRIBUTION OF CONTRACTS

CUSTODY OF ASSETS

GENERAL INFORMATION AND HISTORY

For a general description of AUL and AUL American Individual Variable Life Unit Trust (the “Variable Account”),

see the section entitled “Information about AUL, The Variable Account, and The Funds” in the Prospectus.

DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable life contracts (the “Contracts”) described in the Prospectus and in this statement of Additional Information. Its principal business address is the same as the Depositor’s. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the “SEC”) as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable life contracts. The broker-dealers are required to be registered with the SEC and be members of the Financial Industry Regulation Authority (“FINRA”).

OneAmerica Securities serves as the Principal Underwriter without compensation from the Variable Account.

CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are kept physically segregated and are held separate and apart from the assets of other separate accounts of AUL and from AUL’s General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds offered hereunder.

No dealer, salesman or any other person is authorized by the AUL American Individual Variable Life

Unit Trust or by AUL to give any information or to make any representation other than as contained in this Statement of Additional Information in connection with the offering described herein.

AUL has filed a Registration Statement with the Securities and Exchange Commission, Washington, D.C.

For further information regarding the AUL American Individual Variable Life Unit Trust, AUL and its variable products, please reference the Registration statement and the exhibits filed with it or incorporated into it.

All contracts referred to in this prospectus are also included in that filing.

The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST

FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE

Sold By

AMERICAN UNITED

LIFE INSURANCE COMPANY®

One American Square, P.O. Box 368

Indianapolis, Indiana 46206-0368

www.oneamerica.com

STATEMENT OF ADDITIONAL INFORMATION

Dated: May 1, 2021

Statement of Additional Information for

SPVUL –

Modified Single Premium

Variable Universal Life

Products and financial services provided by:

American United Life Insurance Company®

a OneAmerica® company

P.O. Box 368, Indianapolis, Indiana 46206-0368 1-

800-537-6442

May 1, 2021

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2021

AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST MODIFIED

SINGLE PREMIUM VARIABLE LIFE

Sold By

American United Life Insurance Company®

One American Square, P.O. Box 368

Indianapolis, Indiana 46206-0368

1-800-537-6442

www.oneamerica.com

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the Modified Single Premium Variable Life policies, dated May 1, 2014.

A Prospectus is available without charge by calling the number listed above or by writing to the address listed above.

Description

GENERAL INFORMATION AND HISTORY

DISTRIBUTION OF CONTRACTS

CUSTODY OF ASSETS

GENERAL INFORMATION AND HISTORY

For a general description of AUL and AUL American Individual Variable Life Unit Trust (the “Variable Account”),

see the section entitled “Information about AUL, The Variable Account, and The Funds” in the Prospectus.

DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable life contracts (the “Contracts”) described in the Prospectus and in this statement of Additional Information. Its principal business address is the same as the Depositor’s. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the “SEC”) as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable life contracts. The broker-dealers are required to be registered with the SEC and be members of the Financial Industry Regulation Authority (“FINRA”).

OneAmerica Securities serves as the Principal Underwriter without compensation from the Variable Account.

CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are kept physically segregated and are held separate and apart from the assets of other separate accounts of AUL and from AUL’s General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds offered hereunder.

No dealer, salesman or any other person is authorized by the AUL American Individual Variable Life

Unit Trust or by AUL to give any information or to make any representation other than as contained in this Statement of Additional Information in connection with the offering described herein.

AUL has filed a Registration Statement with the Securities and Exchange Commission, Washington, D.C.

For further information regarding the AUL American Individual Variable Life Unit Trust, AUL and its variable products, please reference the Registration statement and the exhibits filed with it or incorporated into it. All contracts referred to in this prospectus are also included in that filing.

The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST

MODIFIED SINGLE PREMIUM VARIABLE LIFE

Sold By

AMERICAN UNITED

LIFE INSURANCE COMPANY®

One American Square, P.O. Box 368

Indianapolis, Indiana 46206-0368

www.oneamerica.com

STATEMENT OF ADDITIONAL INFORMATION

Dated: May 1, 2021